                     Tax-Free
Lord Abbett
                 Income Fund

                       o National o New York o Texas o New  Jersey o Connecticut
                       o Missouri o Hawaii o Washington o Minnesota o California




                      SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED MARCH 31, 1997

[GRAPHIC OF KITE}





                                                          Portfolios with the
                                                          objective of providing
                                                          you with high
                                                          tax-free income



                                     [LOGO]

                           Investing in the
         Lord Abbett
                                              Family of Funds


------------------------------------------------------------------------------------------------------------------------------------
GROWTH
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              INCOME
------------------------------------------------------------------------------------------------------------------------------------

      Growth Funds                  Growth &            Balanced            Income                Tax-Free           Money
                                    Income Funds        Fund                Funds                 Income Funds       Market Fund

Developing        Global Fund-      Affiliated Fund     Balanced Series     Bond-Debenture        o National         U.S. Government
Growth Fund       Equity Series                                             Fund                  o California       Securities
                                    Growth &                                                      o Connecticut      Money Market
International     Mid-Cap           Income Series                           Global Fund-          o Florida          Fund*+
Series            Value Fund                                                Income Series         o Georgia
                                    Research Fund-                                                o Hawaii
                  Research Fund-    Large-Cap                               Limited Duration      o Michigan
                  Small-Cap         Series                                  U.S. Government       o Minnesota
                  Series                                                    Securities Series*    o Missouri
                                                                                                  o New Jersey
                                                                            U.S. Government       o New York
                                                                            Securities Series*    o Pennsylvania
                                                                                                  o Texas
                                                                                                  o Washington


Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your financial adviser provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for Lord Abbett Tax-Free Income Fund.

For more complete information about any Lord Abbett fund, including charges and expenses, call your financial adviser or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

When you invest in a family of funds, you benefit from:

Diversification. You and your financial adviser can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your financial adviser can help you reallocate your portfolio.

As an investor in the Lord Abbett Family of Funds, you have access to 28 portfolios designed to meet a variety of investment needs. While you may reallocate your assets among our funds at any time, we recommend speaking with your financial adviser to help you customize your investment plan.

Numbers to Keep Handy

For Shareholder Account or
Statement Inquiries:
800-821-5129

For Literature:
800-874-3733

For More Information:
800-426-1130

Visit our Web site:
http://www.lordabbett.com

* An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

+ There can be no assurance that this Fund will be able to maintain a stable net asset value of $1.00 per share. This Fund is managed to maintain, and has maintained, its stable $1.00 per share price.

[LOGO]    LORD, ABBETT & CO.
      (R) Investment Management
A Tradition of Performance Through Disciplined Investing



LORD ABBETT DISTRIBUTOR LLC
------------------------------------------------------------         LATFI-3-397
The GM Building o 767 Fifth Avenue o New York, NY 10153-0203              (5/97)

[PHOTO]

/s/ROBERT S. DOW
------------------
ROBERT S. DOW
CHAIRMAN

APRIL 17, 1997


"...our focus on higher
yielding issues positions us
to benefit from the lower
interest-rate environment
we are anticipating."


Report to Shareholders
For the Six Months Ended March 31, 1997

     Lord Abbett Tax-Free Income Fund completed the first half of its fiscal year on March 31, 1997 with aggregate net assets of $1.9 billion. (See inside front cover for net assets and performance of each Series.)

     The past six months have been volatile for the bond market, as yields on long-term, high-quality municipal bonds ranged between 5-1/2%-6%. Throughout the period, your Fund continued to stress high-coupon, high-quality bonds. In mid-February, however, we reduced the Fund's long-term municipal bond holdings by roughly 5%-6%. At the close of the period, approximately 30% of the portfolio was invested in prerefunded and higher coupon, shorter term bonds. By shifting to more defensive portfolios, we were able to better weather the market's volatility and end the period with slight gains. We expect the Federal Reserve Board's decision to raise short-term interest rates to 5-1/2% from 5-1/4% will encourage the continuation of a moderate growth environment.

     We focus on undervalued bonds offering good total return potential. (Total return measures the percent change in value, including income and change in principal.) As a result, we believe our focus on higher yielding issues positions us to benefit from the lower interest-rate environment we are anticipating. (The movement of bonds' prices and yields is inversely related. Therefore, as rates decline -- as we expect -- prices increase.) As always, your Fund is invested in high-quality bonds with an emphasis on call protection. Call protection (assurance by the issuer that a bond will not be redeemed before a specific date) has become increasingly important given the continued decrease in supply of municipal bonds. Essential service revenue bonds, which finance services that typically are in constant demand, remain an important part of your Fund.

     Our outlook through 1997 is for the economy to grow at a rate averaging less than 2-1/2%, with faster growth occurring in the first six months of the year. Inflation should average about 3% or less. In addition, progress toward a balanced budget, together with the recent strength of the U.S. dollar, are constructive influences on the fixed-income markets. We continue to believe that long-term interest rates will trend downward; however, we do not anticipate that this will result in a flood of new municipal bond issues, since most eligible higher coupon issues have already been prerefunded. The steady demand for municipal bonds, along with the relatively scarce supply, is cause for optimism that, in the near term, the municipal market should perform well. Our research leads us to believe that the Bond Buyer 40 Index (an index that measures municipal bond yields) will remain at its current 5.95% yield for the near term, and may dip as low as 5.5%, over the next twelve months.

     Thank you for your continued confidence in Lord Abbett Tax-Free Income Fund. We look forward to helping you achieve your financial goals in the years ahead.

--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

 Missouri Series

AAA            72.9%
AA             18.9%
A               3.7%
BBB(1)          4.5%

[THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Hawaii Series

AAA             70.4%
AA              12.2%
A               16.9%
BBB              0.5%

[THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Washington Series

AAA            73.8%
AA             17.2%
A               8.0%
BBB             1.0%

[THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Minnesota Series

AAA            59.7%
AA             33.6%
A               6.7%

[THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

California Series

AAA            75.5%
AA             14.5%
A               6.6%
BBB             3.4%


--------------------------------------------------------------------------------


      Missouri      Hawaii     Washington   Minnesota    California
       Series       Series       Series      Series       Series(2)

       5/31/91     10/28/91      4/15/92    12/27/94     7/15/96(3)
--------------------------------------------------------------------------------
       $136.3       $77.2        $68.7        $8.6         $273.6
--------------------------------------------------------------------------------
       5.25%        5.42%        5.55%        5.67%        5.41%
--------------------------------------------------------------------------------


       4.64%        4.42%        6.55%        5.55%        4.64%
--------------------------------------------------------------------------------
       7.18%(5)     6.60%(5)     7.14%(5)     7.45%(5)     6.66%
--------------------------------------------------------------------------------
       4.65%        4.87%        5.47%        4.87%        4.52%
--------------------------------------------------------------------------------


       (.30)%       (.60)%       1.40%         .60%        (.40)%
--------------------------------------------------------------------------------
       5.29%        5.52%         --            --         4.95%
--------------------------------------------------------------------------------
       6.29%(5)     5.64%(5)     6.08%(5)     5.13%(5)     6.14%
--------------------------------------------------------------------------------

The results quoted in this summary represent Class A share past performance, which is no indication of future results. The investment return and principal value of an investment in the Series will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

The respective SEC-required uniformly computed average annual rates of total return are at the Class A share maximum sales charge of 4.75%.

See Important Information on page 1.

Lord, Abbett & Co.

                       A Tradition of Performance Through

          Disciplined
               Investing

[PHOTO]

(standing, left to right)
Lisa D'Emic, portfolio manager

Richard Smola, portfolio manager

Philip Fang, portfolio manager

(seated, left to right)
Zane E. Brown, partner in charge of
fixed income and portfolio manager

John R. Mousseau, director of municipal
bond management and portfolio manager

A successful long-term track record is evidence of a successful investment strategy. For decades we, at Lord, Abbett & Co., have believed that investing with a disciplined, value approach is the best way to achieve competitive returns and reduce portfolio risk. This commitment and the dedication of our team of 50 investment professionals have helped us earn the trust of financial professionals and investors for over 65 years.

About Your
Fund's
      Board of
      Directors

The Securities and Exchange Commission (SEC) views the role of the independent Board of Directors as one of the most important components in overseeing a mutual fund. The Board of Directors watches over your Fund's general operations and represents your interests. Board members review and approve every contract between your Fund and Lord, Abbett & Co. (the Fund's investment manager) and Lord Abbett Distributor LLC (the Fund's underwriter). They meet regularly to review a wide variety of information and issues regarding your Fund. Every member of the Board possesses extensive business experience. Lord Abbett Tax-Free Income Fund's shareholders are indeed fortunate to have a group of independent directors with diverse backgrounds to provide a variety of viewpoints in the oversight of their Fund. Below, we feature one of our independent directors, Hansel B. Millican, Jr.

                                        Hansel B. Millican, Jr.
                                        Director--Lord Abbett
                                        Tax-Free Income Fund
                                        [PHOTO]

An alumnus of North Carolina State University (Raleigh), Mr. Millican has over 45 years of corporate management experience. He is currently the President and CEO of Rochester Button Company.

Mr. Millican serves as Chairman of the Board of the Central Florida Autism Institute, Inc. He has been an independent director for all of Lord Abbett's funds since 1982.

Fund Facts

     Lord Abbett's Focus on Quality
     --------------------------------------------------------------------------

All series managed
by Lord Abbett
emphasize high
quality,  call
protection and total
return potential.
Portfolio quality shown
as of 3/31/97.

[THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

National Series

AAA            68.7%
AA             17.2%
A               9.0%
BBB(1)          5.1%

[THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

New York Series

AAA            53.4%
AA             11.0%
A              13.7%
BBB(1)         21.9%


[THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Texas Series

AAA            45.2%
AA             37.0%
A              14.4%
BBB             3.4%


[THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

New Jersey Series

AAA            80.5%
AA              7.0%
A               6.4%
BBB(1)          6.1%


[THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Connecticut Series

AAA            53.4%
AA             18.8%
A              20.2%
BBB            7.6%


              Lord Abbett's Tax-Free Record and SEC-Required Information as of 3/31/97
              ----------------------------------------------------------------------------------------------------------------

                                                          National      New York      Texas       New Jersey       Connecticut
                                                          Series(2)     Series(2)    Series         Series           Series

Date of Inception                                          4/2/84       4/2/84       1/20/87        1/2/91            4/1/91
------------------------------------------------------------------------------------------------------------------------------
Net Assets (in millions)                                   $648.6        $301.6        $90.9         $181.0           $118.1
------------------------------------------------------------------------------------------------------------------------------
Distribution Rate at Net Asset Value                       5.45%         5.51%         5.53%         5.37%            5.49%
------------------------------------------------------------------------------------------------------------------------------

Average Annual Rate of Total Return(4) at Net Asset Value:
  1 Year                                                   5.35%         4.80%         5.17%         5.26%            5.26%
------------------------------------------------------------------------------------------------------------------------------
  10 Years or Life of Series                               7.16%         6.79%         7.61%         7.85%(5)         7.36%(5)
------------------------------------------------------------------------------------------------------------------------------
30-Day SEC Yield                                           4.93%         4.91%         4.67%         4.59%            4.90%
------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return at the Class A Share Maximum Offering Price:
  1 Year                                                    .40%         (.20)%         .20%          .20%             .30%
------------------------------------------------------------------------------------------------------------------------------
  5 Years                                                  5.45%         4.86%         5.77%         6.06%            5.74%
------------------------------------------------------------------------------------------------------------------------------
  10 Years or Life of Series                               6.65%         6.28%         7.08%         7.01%(5)         6.50%(5)
------------------------------------------------------------------------------------------------------------------------------

(1) Includes holdings which are not rated by independent ratings services but are, in Lord Abbett's opinion, of comparable quality.
(2) For specific Class share performance, please see each Series' Financial Highlights (pages 29, 30 and 35).
(3)  Predecessor established 9/3/85.
(4) Total return is the percent change in value with dividends and capital gains reinvested. In the event a portfolio invests in private activity bonds, the interest income derived therefrom may increase the Alternative Minimum Tax liability only for shareholders subject to that tax. In the event a portfolio does not invest entirely in municipal bonds, federal, state and/or local taxes (as applicable) may be applicable to interest income of such Series.
(5)  Since inception.

Important Information

As of 3/31/97, no Series of the Fund had more than 9% of its net assets invested in residual interest bonds ("RIBs"), although each portfolio may invest up to 20% of its net assets in such securities. ARIB, sometimes referred to as an inverse floater, is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs give lower interest payments and their values fall faster than other similar fixed-rate bonds. But when interest rates fall, not only do RIBs give higher interest payments, their values also rise faster than other similar fixed-rate bonds.

See prospectus for a discussion of fees waived and expenses assumed by Lord, Abbett & Co.


Statement of Net Assets
NATIONAL SERIES March 31, 1997


                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's    Amount  Market Value
------------------------------------------------------------------------------------------------------------------------------------
Prerefunded 17.91%                  Austin TX Combined Util Sys 10-3/4% 5/15/2010                     AAA      $ 1,290M $ 1,510,913

                                    Austin TX Sys Rev Ser A 9-1/2% 5/15/2015                          AAA        2,500M   2,840,625

                                    Austin TX Util Sys Rev 10-3/4% 5/15/2015                          AAA        2,500M   2,928,125

                                    Austin TX Wtr Sewer & Elec Ref Rev 14-1/4% 11/15/2006             AAA        4,310M   4,360,556

                                    Brainerd MN Health Care Facs/Benedictine Hlth/St Joseph Prjt
                                    8-3/8% 2/15/2020                                                  AAA        2,250M   2,508,750

                                    Chattanooga-Hamilton Co TN Hosp Auth Rev Erlanger Ser B RIBS
                                    FSA+ 10.367% 5/25/2021++                                          AAA        2,000M   2,370,000

                                    Clark Co NV Arpt Imp Rev/McCarran Intl Arpt Ser C
                                    13-1/4% 7/1/2002                                                  AAA          415M     424,122

                                    Clermont Co OH Hosp Facs Ser A 7-1/2% 9/1/2019                    AAA          285M     316,706

                                    Clermont Co OH Hosp Facs Ser A AMBAC+ 7-1/2% 9/1/2019             AAA          965M   1,050,644

                                    Colorado Springs Util Sys 9-7/8% 11/15/2012                       AAA        2,000M   2,362,500

                                    Connecticut St Health & Ed/Yale-New Haven Hosp Ser F
                                    MBIA+ 7.10% 7/1/2025                                              AAA        1,000M   1,091,250

                                    Detroit MI Sewer Disp Rev FGIC+ 6-5/8% 7/1/2021                   AAA        2,500M   2,721,875

                                    District of Columbia Rev MBIA+ 7.15% 4/1/2021                     AAA        1,000M   1,058,750

                                    Franklin Co OH 6-3/8% 12/1/2020                                   AAA        5,000M   5,418,750

                                    Fulton Co GA Hosp Auth Rev Ser B MBIA+ 6.60% 10/1/2011            AAA        3,000M   3,300,000

                                    Glendale AZ Ind Dev Auth Ed Facs Rev CNLA  7-1/8% 7/1/2020        AAA        1,000M   1,146,250

                                    Greene Co PA Gen Facs Auth Ser A 7% 7/1/2011                      AAA        5,825M   6,400,219

                                    Harris Co TX Ser A 7.70% 5/1/2003                                 AAA          415M     440,938

                                    Indiana Univ Bldg Auth Ser N 10-1/8% 7/1/2010                     AAA          710M     851,113

                                    Intermountain UT Pwr Auth Ser A 7-3/4% 7/1/2020                   AAA          225M     239,063

                                    Kansas City MO Arpt Rev Ser B CGIC  6-7/8% 9/1/2014               AAA        2,400M   2,703,000

                                    Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
                                    8% 8/15/2019                                                      AAA        2,000M   2,237,500

                                    Montgomery AL Med Clinic Bd 7% 3/1/2015                           AAA          445M     478,931

                                    New Jersey Health Care Facs Fin Auth Ser B 8-1/4% 7/1/2020        AAA        1,085M   1,219,269

                                    New York City Muni Wtr Fin Auth Wtr & Sewer Sys Rev
                                    FGIC+ 6-3/4% 6/15/2014                                            AAA          390M     414,375

                                    New York St Dorm Auth Rev 8-1/8% 7/1/2008                         AAA        1,500M   1,599,375

                                    New York St Dorm Auth Rev City Univ Sys Ser F 7-7/8% 7/1/2017     AAA       10,000M  11,137,500

                                    New York St Dorm Auth Rev Cons Ser D 8-1/8% 7/1/2008              AAA        2,500M   2,650,000

                                    New York St Loc Govt Assistance Corp Ser A 6-7/8% 4/1/2019        AAA          500M     552,500

                                    New York St Med Care Facs Fin Agy Rev Ser A 8% 2/15/2027          AAA        5,000M   5,172,300

                                    Norman OK Regl Hosp Auth Hosp Rev MBIA+ 6-3/4% 9/1/2011           AAA        1,000M   1,096,250

                                    Ohio St Higher Ed Fac Ser A 7.70% 10/1/2018                       AAA        2,650M   2,745,480

                                    Palm Beach Co FL Solid Waste 8-3/4% 7/1/2010                      AAA        5,140M   5,356,651

                                    Pennsylvania St Ser A 6-1/2% 11/15/2011                           AAA        5,000M   5,400,000

1

Statement of Net Assets
NATIONAL SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's    Amount  Market Value
------------------------------------------------------------------------------------------------------------------------------------
                                    Plano TX Indpt Sch Dist FGIC+ 8-5/8% 2/15/2002                    AAA      $ 1,000M $ 1,132,500

                                    Poway CA Redev Agy Tax Allocation 7-3/4% 12/15/2021               AAA        3,325M   3,811,281

                                    Puerto Rico Commonwealth 8% 7/1/2007                              AAA          375M     396,094

                                    Puerto Rico Commonwealth Hwy 6-5/8% 7/1/2018                      AAA          372M     408,603

                                    Puerto Rico Commonwealth Hwy Auth Rev Ser S 6-1/2% 7/1/2022       AAA          150M     163,875

                                    Puerto Rico Ind Med & Environmental/Catholic Univ 9-3/8%
                                    12/1/2007                                                         AAA        2,000M   2,111,200

                                    Tacoma WA Elec Sys Rev LINK AMBAC+ 6.514% 1/2/2015                AAA        4,000M   4,325,000

                                    Tacoma WA Elec Sys Rev RIBS AMBAC+ 9.144% 1/2/2015++              AAA        4,900M   5,677,875

                                    Texas St 8.30% 12/1/2016                                          AAA        2,275M   2,485,438

                                    Uintah Co UT Poll Ctrl Rev 84-F-2 10-1/2% 6/15/2014               AAA        1,000M   1,211,250

                                    Washington St Pub Pwr Supply Ser B 7-1/4% 7/1/2015                AAA        1,250M   1,353,125

                                    Washington St Pub Pwr Supply Sys Nuclear Prjt No 2 Ser A
                                    7-1/2% 7/1/2004                                                   AAA        3,175M   3,496,469

                                    Weber Co UT Muni Bldg Auth Lease Rev 7-1/2% 12/15/2019            AAA        3,000M   3,510,000

                                    Total                                                                               116,186,990
------------------------------------------------------------------------------------------------------------------------============
General Obligation State 1.46%      Georgia St Ser C 6-1/4% 8/1/2013                                  Aaa          300M     323,625

                                    Louisiana St Ser A AMBAC+ 6-1/2% 5/1/2011                         AAA        1,000M   1,075,000

                                    Nevada St Muni Bd Bk Prjt No 52 Ser A 6% 5/15/2021                 AA          700M     710,500

                                    New York St Ser B 6% 8/15/2018                                      A          200M     201,250

                                    Ohio St 6.20% 8/1/2013                                             AA          750M     794,063

                                    Puerto Rico Commonwealth 6% 7/1/2026                                A        1,000M   1,010,000

                                    Texas St Ser A AMT+++ 6.30% 6/1/2014                               AA          385M     389,813

                                    Texas St Wtr Dev Bd 7.15% 8/1/2035                                 AA        1,915M   2,118,469

                                    West Virginia St Ser D FGIC+ 6-1/2% 11/1/2026                     AAA        2,600M   2,840,500

                                    Total                                                                                 9,463,220
------------------------------------------------------------------------------------------------------------------------============
General Obligation Local 6.10%      Anne Arundel Co MD 6.30% 8/1/2014                                  AA        2,510M   2,679,400

                                    Anne Arundel Co MD 6.30% 8/1/2015                                  AA        2,510M   2,679,425

                                    Anne Arundel Co MD 6.30% 8/1/2023                                  AA          505M     534,038

                                    Atlanta GA Ser A 6.10% 12/1/2019                                   AA        2,230M   2,294,113

                                    Chippewa Valley MI Sch Dist FGIC+ 5% 5/1/2021                     AAA        4,000M   3,520,000

                                    Dripping Springs TX Indpt Sch Dist 6% 8/15/2021                   AAA        3,000M   3,037,500

                                    El Paso Co CO Sch Dist No 11 Colorado Springs 7.10% 12/1/2017      Aa        3,000M   3,495,000

                                    El Paso Co CO Sch Dist No 11 Colorado Springs 7.10% 12/1/2018      Aa        1,200M   1,402,500

                                    Finneytown OH Loc Sch Dist FGIC+ 6.20% 12/1/2017                  AAA          375M     397,541

                                    Harris Co TX 6-1/8% 8/15/2020                                      AA        8,500M   8,808,125

                                    Highlands Ranch Met Dist No 1 Co AMBAC+ 5-3/4% 9/1/2012           AAA        1,255M   1,269,119

                                    Kilmarnock VA 6-1/4% 3/1/2027                                     BBB*       1,430M   1,431,788

                                    Lucas Co OH FGIC+ 6-1/2% 12/1/2016                                AAA          750M     800,625

                                    North Providence RI MBIA+ 6-1/8% 7/1/2016                         AAA        1,410M   1,476,975

                                    Plymouth-Canton MI Comm Sch Dist Ser C 6-1/2% 5/1/2016             AA        1,000M   1,058,750

                                    Ringgold PA Sch Dist FSA+ 6-1/4% 2/1/2022                         AAA        1,550M   1,617,813

                                    University City MO Sch Dist MBIA+ 10% 2/15/2008                   AAA        2,250M   3,082,500

                                    Total                                                                                39,585,212
-------------------------------------------------------------------------------------------------------------------------===========
Education 11.32%                    Arkansas St Student Loan Auth Rev Ser B AMT+++ 7-1/4% 6/1/2009      A        3,500M   3,801,875

                                    Colorado St Bd Agrig Rev FGIC+ 6-1/2% 10/1/2012                   AAA        1,000M   1,056,250

                                    Connecticut St Health & Ed Facs/CT College C-1 MBIA+ 5-1/2%
                                    7/1/2027                                                          AAA        1,750M   1,662,500

                                    Connecticut St Higher Ed Supplemental Loan Auth Ser A
                                    AMT+++ 7-3/8% 11/15/2005                                            A           85M      88,400

                                    District of Columbia Rev RIBS 8.719% 4/25/2022++                    A        4,000M   4,265,000

                                    District of Columbia Rev/Georgetown Univ A MBIA+ 6% 4/1/2018      AAA        1,000M     980,000

                                    District of Columbia Rev/Howard Univ Ser F MBIA+ 7-1/4% 10/1/2020   A        4,890M   5,226,188

Statement of Net Assets
NATIONAL SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's    Amount  Market Value
------------------------------------------------------------------------------------------------------------------------------------
                                    Ferris St Univ MI Rev AMBAC+ 5.90% 10/1/2026                      AAA      $ 1,000M  $  992,500

                                    Georgetown Univ DC Ser A Exchanged 8-1/4% 4/1/2018                  A        1,500M   1,581,435

                                    Illinois Ed Facs Auth Rev MBIA+ 5.65% 9/1/2026                    AAA        2,900M   2,758,625

                                    Indiana St Ed Facs Auth Rev 6.65% 3/1/2019                        Aaa       11,600M  12,368,500

                                    Louisiana St Univ & Agrig Mechanical College Univ Rev Ser A
                                    MBIA+ 5.65% 5/1/2026                                              AAA        1,495M   1,450,150

                                    Marietta GA Dev Auth Rev Ser B CGIC  6-1/4% 9/1/2025              AAA        1,090M   1,133,600

                                    Massachusetts St Health & Ed Facs Rev Ser F 5-3/4% 7/1/2019        Aa        3,000M   2,951,250

                                    New Hampshire Higher Ed & Health Fac Auth Rev 5.70% 6/1/2027      Aaa        8,600M   8,288,250

                                    Ohio St Higher Ed Fac Comm Rev Unrefunded Balance Ser A
                                    7.70% 10/1/2018                                                    Aa          100M     103,603

                                    Pennsylvania St Higher Ed RIBS AMBAC+ AMT+++ 8.513% 3/1/2022++    AAA        3,000M   2,955,000

                                    Private Colleges & Univ Facs Auth GA Rev 6.40% 10/1/2023           Aa          310M     326,663

                                    Rhode Island St Health & Ed Bldg Corp 6% 9/1/2025                  Aa        7,465M   7,530,319

                                    Rhode Island St Health & Ed Bldg Corp Rev CNLA  5.35% 11/15/2024  AAA        3,225M   2,934,750

                                    Texas St Higher Ed Coord AMT+++ 7.70% 10/1/2025                     A          675M     702,000

                                    University MS Ed Bldg Corp Rev AMBAC+ 5-1/2% 12/1/2027            AAA        1,800M   1,685,250

                                    University NM Tech Dev Corp Lease Rev/Univ Ctr Res Pk Prjt
                                    MBIA+ 6.55% 8/15/2025                                             AAA        1,410M   1,540,425

                                    Vermont Ed & Health Bldgs Fin Agy Rev 7.05% 10/1/2016               A        2,000M   2,167,500

                                    Virginia St Pub Sch Auth Ser A 6.20% 8/1/2014                      AA        1,500M   1,575,000

                                    Western MI Univ Rev Ser B AMBAC+ 6-3/4% 7/15/2011                 AAA        3,000M   3,266,250

                                    Total                                                                                73,391,283
------------------------------------------------------------------------------------------------------------------------===========
Finance 3.90%                       Anaheim CA Pub Fin Auth Ser A FSA+ 6% 9/1/2024                    AAA        3,450M   3,566,438

                                    Cumberland Co NC Ctf Civic Ctr Ser A AMBAC+ 6.40% 12/1/2019       AAA        2,800M   2,954,000

                                    Cumberland Co NC Ctf Ser A AMBAC+ 6.40% 12/1/2024                 AAA          500M     527,500

                                    Indiana Bd Bk Rev Guarantee/St Revolving Fd PG Ser A 6-3/4%
                                    2/1/2017                                                            A          500M     533,750

                                    Indianapolis IN Loc Pub Imp Ser D 6-1/2% 2/1/2022                   A        3,250M   3,286,368

                                    Iowa St Fin Auth Rev 6-1/4% 5/1/2024                                A        1,750M   1,809,063

                                    Raleigh NC Pkg Fac Lease Ctfs Part Rpda Prjt 6-3/4% 1/1/2012       AA        6,095M   6,460,700

                                    St Louis MO Fin Corp Leasehold Rev Ser A AMBAC+ 6% 2/15/2021      AAA        3,500M   3,526,250

                                    Vincennes IN Co Sch Bldg FSA+ 5% 7/1/2015                         AAA        1,000M     908,750

                                    Weber Co UT Mun Bldg Auth Lease MBIA+ 5-3/4% 12/15/2019           Aaa        1,750M   1,695,313

                                    Total                                                                                25,268,132
------------------------------------------------------------------------------------------------------------------------===========
Health and Hospital 11.31%          Armstrong Co PA Hosp Auth Health Ctr Rev MBIA+ 6-1/2% 12/1/2021   AAA        2,795M   2,924,269

                                    Augusta Co VA Ind Dev Auth Hosp Rev AMBAC+ 6-5/8% 9/1/2012        AAA          925M     997,844

                                    California Health Facs Fin Auth Rev Pomona Valley Hosp Med Ctr
                                    7-3/8% 1/1/2014                                                     A        2,000M   2,137,500

                                    Camden Co NJ Imp Auth Rev 5-7/8% 2/15/2015                        Baa        2,500M   2,400,000

                                    Connecticut St Health & Ed/Waterbury Hosp Ser B FSA+ 7% 7/1/2020  AAA        1,000M   1,066,250

                                    Dalton GA Dev Auth Rev MBIA+ 5-1/2% 8/15/2026                     AAA       10,000M   9,650,000

                                    Delaware Co PA Auth Rev CNLA  5-1/2% 6/1/2020                     AAA          900M     855,000

                                    Glynn-Brunswick Mem Hosp Auth GA Rev Antic Ctfs Southeast GA
                                    MBIA+ 6% 8/1/2016                                                 AAA          500M     508,750

                                    Illinois Health Facs Auth Rev CNLA  6% 2/15/2026                  AAA        2,000M   2,000,000

                                    Illinois Health Facs Auth Rev/Alexian Brothers Med Ctr Prjt
                                    FSA+ 7-1/8% 1/1/2021                                              Aaa        4,860M   5,242,725

                                    Indiana Co PA Hosp Auth Rev 7-1/8% 7/1/2023                         A        1,500M   1,616,250

                                    Kentucky Economic Dev Fin Auth CNLA   5.70% 2/1/2028              AAA        2,000M   1,915,000

                                    Kershaw Co SC Hosp Facs Rev 8% 9/15/2017                          Baa        1,435M   1,537,244

                                    Louisiana Pub Fin Auth Hosp RIBS FSA+ 7% 7/22/2024++              AAA        4,900M   4,060,875

                                    Maryland St Health & Higher Ed Facs Auth Rev AMBAC+ 5-1/4%
                                    7/1/2027                                                          AAA          500M     458,750

                                                                                                                                  3

Statement of Net Assets
NATIONAL SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's    Amount  Market Value
------------------------------------------------------------------------------------------------------------------------------------
                                    Massachusetts St Health & Ed Facs Auth Rev Brigham & Women's Ser D
                                    MBIA+ 6-3/4% 7/1/2024                                             AAA      $ 3,450M $ 3,691,500

                                    Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
                                    6-3/4% 12/1/2013                                                    A        1,000M   1,070,000

                                    Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys MBIA
                                    6-3/4% 8/15/2014                                                  AAA        1,300M   1,384,500

                                    Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
                                    6.90% 12/1/2022                                                     A          700M     753,375

                                    Mississippi Hosp Equip & Facs Auth Ser A 8-3/4% 1/1/2016          Baa        1,000M   1,128,750

                                    Montgomery AL Med Clinic Bd Unrefunded Balance 7% 3/1/2015          A        1,305M   1,355,569

                                    New Jersey Health Care Facs Fin Auth Rev/St Peters Med Ctr
                                    MBIA+ 8.60% 7/1/2017                                              AAA          400M     412,472

                                    New Jersey Health Care Facs Ser A 6-5/8% 7/1/2010                 AAA          250M     264,375

                                    New York St Dorm Auth Rev Ser B 5-1/2% 8/15/2017                  BBB        2,000M   1,847,500

                                    New York St Med Care Facs Fin Agy Rev Ser A 8-7/8% 8/15/2007      BBB        2,905M   3,005,339

                                    New York St Mtge Agy Rev Zero Coupon 10/1/2014                     Aa        6,070M   1,236,763

                                    Norfolk VA Ind Dev Auth Rev Hosp/Childrens Hosp Kings Grp
                                    AMBAC+ 6-1/2% 6/1/2021                                            AAA        1,150M   1,216,125

                                    North Carolina Med Care Comm FSA+ 6-3/8% 8/15/2020                AAA          750M     784,688

                                    North Cent TX Health Fac Dev Corp Rev Ref Hosp Baylor Health
                                    6-1/4% 5/15/2010                                                   AA          150M     160,500

                                    Peninsula  Ports  Auth VA  Healthcare  Facs Rev  6-7/8%
                                    8/1/2010                                                          BBB        1,100M   1,155,000

                                    Peninsula Ports Auth VA Healthcare Facs Rev 7% 8/1/2017           BBB        1,000M   1,052,500

                                    Rhode Island St Health & Ed Bldg Corp Rev 6-1/4% 8/15/2022       BBB*        1,000M     985,000

                                    Rhode Island St Health & Ed Bldg Corp Rev 5-3/4% 11/15/2026         A        3,000M   2,775,000

                                    Rochester MN Health Care Ser H RIBS 8-1/4% 11/15/2015++            AA        9,350M   9,525,313

                                    St Paul MN Hsg & Redev Auth Hosp Rev Ser B 9-5/8% 11/1/2008       Baa          960M   1,004,803

                                    Wisconsin Health & Ed Facs Auth Rev MBIA+ 6-1/2% 8/15/2011        AAA        1,140M   1,206,975

                                    Total                                                                                73,386,504
------------------------------------------------------------------------------------------------------------------------===========
Housing 8.11%                       Alaska St Hsg Fin Corp Ser A MBIA+ 6% 12/1/2036                   AAA        3,000M   2,970,000

                                    Alaska St Hsg Fin Corp Ser B-2 GNMA  7-7/8% 6/1/2024              AAA           50M      52,313

                                    Arlington Co VA Ind Dev Auth Multi-Fam Rev Hsg Mtge 8% 7/1/2015   BBB*         890M     890,000

                                    Arlington Co VA Ind Dev Auth Multi-Fam Rev Hsg Mtge 6.30% 7/1/2016  A          500M     513,125

                                    Bexar Co TX Hsg Fin Corp GNMA  AMT+++ 8.20% 4/1/2022              AAA          890M     936,725

                                    Colorado Hsg & Fin Auth Ser A AMT+++ 6.65% 10/1/2028               AA        2,620M   2,705,150

                                    Colorado Hsg & Fin Auth Ser A AMT+++ 6.80% 10/1/2037               AA        2,515M   2,596,738

                                    Colorado Hsg & Fin Auth Ser C FHA+ 8-3/4% 9/1/2017                 AA          115M     118,309

                                    Connecticut St Hsg Fin Auth Ser A Sub Ser A-2 FHA+ AMT+++
                                    7.20% 11/15/2008                                                   AA          560M     590,800

                                    De Kalb Co Hsg Auth FSA+ AMT+++ 7.15% 1/1/2025                    AAA        1,430M   1,512,225

                                    Fulton Co GA Hsg Auth Multi-Fam Hsg Rev 6-3/8% 1/1/2027             A        2,900M   2,885,500

                                    Georgia St Hsg & Fin Auth Rev Sing Fam Mtge Ser A-Sub Ser A-2
                                    6.45% 12/1/2027                                                    AA          250M     255,313

                                    Georgia St Hsg & Fin Auth Rev Sing Fam Mtge Ser B-Sub Ser B-2 FHA
                                    AMT+++ 6.55% 12/1/2027                                             AA        2,000M   2,065,000

                                    Georgia St Hsg & Fin Auth Rev Sing Fam Mtge Ser A-Sub Ser A-2
                                    AMT+++ 6.40% 12/1/2015                                             AA        2,000M   2,055,000

                                    Idaho Hsg Agy Ser F AMT+++ 7.45% 7/1/2015                         Aaa        1,220M   1,293,200

                                    Illinois Hsg Dev Auth FHA+ AMT+++ 7.10% 12/1/2034                 AAA        1,500M   1,569,375

                                    Illinois Hsg Dev Auth Multi-Fam Hsg/Lawndale FHA
                                    AMT+++ 6.80% 12/1/2016                                            AAA        1,000M   1,047,500

                                    Indiana St Hsg Fin Auth Ser D GNMA  7.80% 1/1/2022                Aaa        1,000M   1,030,000

                                    Jefferson Co KY Multi-Fam Rev 81/4% 5/1/2010                      BBB*         400M     400,000

                                    Jefferson Parish LA Home Mtge Rev AMT+++ 6.15% 6/1/2028           AAA          380M     375,250

Statement of Net Assets
NATIONAL SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's    Amount  Market Value
------------------------------------------------------------------------------------------------------------------------------------
                                    Kentucky Hsg Corp Hsg Rev Ser D-1 FHA+ AMT+++ 6.80% 1/1/2024      AAA        $ 865M $   888,788

                                    Maine St Hsg Auth Mtge Pur Ser A-2 AMT+++ 6-3/4% 11/15/2035        AA          980M   1,013,075

                                    Maricopa Co AZ Ind Dev Auth Multi-Fam Hsg Rev 6.05% 7/1/2017        A        1,000M     991,250

                                    Marion Co OR Hsg Auth Rev Sr Hsg/Elliott Residence GNMA
                                    AMT+++ 7-1/2% 10/20/2037                                          AAA        2,170M   2,324,613

                                    Maryland Sing Fam Mtge FHA/VA  AMT+++ 7.85% 4/1/2029               Aa        1,045M   1,095,944

                                    Maryland St Comm Dev Admin Sing Fam 7th Ser AMT+++ 7.30% 4/1/2025  Aa          495M     522,844

                                    Massachusetts Hsg Fin Auth AMT+++ 8.10% 6/1/2020                   Aa        1,300M   1,353,625

                                    Massachusetts St Hsg Fin Agy Hsg Rev Rental-Mtge Ser A AMBAC+/FHA+
                                    AMT+++ 7.35% 1/1/2035                                             AAA        1,465M   1,591,356

                                    Massachusetts St Hsg Fin Agy Hsg Ser 29 AMT+++ 6-3/4% 6/1/2026     Aa        1,425M   1,474,875

                                    Missouri St Hsg Dev Comm GNMA  AMT+++ 7-3/8% 8/1/2023             AAA          645M     682,088

                                    New Jersey St Hsg & Mtge Fin Agy Ser B MBIA+ AMT+++ 7.90%
                                    10/1/2022                                                         AAA        2,455M   2,593,094

                                    North Carolina Hsg Fin Agy Sing Fam Rev Ser BB
                                    AMT+++ 6-1/4% 3/1/2012                                             Aa        1,290M   1,317,413

                                    Ohio Hsg Fin Auth Ser C GNMA  AMT+++ 7.85% 9/1/2021               AAA          530M     564,450

                                    Radcliff KY Hsg Auth 8-1/4% 5/1/2010                              BBB*         330M     330,000

                                    Seattle WA Hsg Auth Low Income Hsg Assistance Rev
                                    GNMA  7.40% 11/20/2036                                            AAA        3,900M   4,270,500

                                    Tennessee Hsg Dev Agy Mtge Ser A AMT+++ 7-1/8% 7/1/2026             A        3,500M   3,710,000

                                    Utah St Hsg Fin Agy Sing Fam Ser A-2 FHA+ AMT+++ 7-3/4% 1/1/2023   AA          295M     310,856

                                    Vermont Hsg Fin Auth Ser B FHA/VA  AMT+++ 8.10% 6/1/2022            A        1,645M   1,708,744

                                    Total                                                                                52,605,038
-------------------------------------------------------------------------------------------------------------------------===========
Industrial Revenue Bonds 3.32%      Brazos River Auth TX MBIA+ 8.10% 5/1/2019                         AAA        3,000M   3,167,430

                                    Butler AL Ind Bd Solid Waste Disp Rev/James River Corp
                                    AMT+++ 8% 9/1/2028                                                BBB        1,500M   1,680,000

                                    Connecticut St Dev Auth/Pfizer Inc Prjt AMT+++ 7% 7/1/2025        AAA        2,500M   2,756,250

                                    Delaware Economic Dev Auth Ser A MBIA+ AMT+++ 7.60% 3/1/2020      AAA        2,000M    2,162,500

                                    Henrico Co VA Ind Dev Auth Rev 7=1/8% 8/1/2021                     AA        3,095M   3,474,138

                                    Hillsborough Co FL Ind Dev Auth Rev 8% 5/1/2022                    Aa        2,955M   3,401,944

                                    Lower Neches Valley Auth TX AMT+++ 6.40% 3/1/2030                  AA        4,000M   4,085,000

                                    Texas City TX Ind Dev Corp Marine Term Rev/ARCO 7=3/8% 10/1/2020    A          650M     782,438

                                    Total                                                                                21,509,700
------------------------------------------------------------------------------------------------------------------------===========
Miscellaneous 6.44%                 Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev MBIA+
                                    5=5/8% 10/1/2026                                                  AAA       11,250M  11,179,688

                                    Convention Ctr Auth RI Rev Ser C MBIA+ 5% 5/15/2023               AAA        5,230M   4,576,250

                                    Retama TX Dev Corp Spcl Facs Rev 10% 12/15/2019                   AAA        3,880M   5,790,900

                                    Richmond VA Ind Dev Auth Museum Facs Rev 6=1/4% 9/1/2016          BBB*         235M     232,356

                                    Santa Fe Co NM Correctional Sys Rev FSA+ 6% 2/1/2027              AAA        4,300M   4,402,125

                                    Southeast WI Professional Baseball Pk Dist Sales Tax Rev MBIA
                                    5.80% 12/15/2026                                                  AAA        3,000M   2,928,750

                                    St Louis Co MO Ind Dev Rev Arena Prjt AMT+++ 7=7/8% 12/1/2024     BBB*       3,500M   3,749,375

                                    St Louis MO Land Clearance Rev 7=3/4% 7/1/2021                    BBB*       7,200M   7,596,000

                                    Tampa FL Sports Auth Rev Sales Tax/Tampa Bay Arena MBIA
                                    5=3/4% 10/1/2025                                                  AAA        1,335M   1,331,663

                                    Total                                                                                41,787,107
------------------------------------------------------------------------------------------------------------------------===========
Pollution Control Revenue 1.91%     Burke Co GA Dev Auth Poll Ctrl Rev MBIA+ 6.60% 7/1/2024           AAA          450M     471,938

                                    La Crosse WI Res Recovery Rev MBIA+ AMT+++ 6% 11/1/2021           AAA       7,000M    7,131,250

                                    Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev
                                    7.20% 7/1/2016                                                     Aa        3,250M   3,635,938

                                    Rhode Island Clean Wtr Protection Fin Agy Wtr Poll Ctrl Rev MBIA
                                    5.40% 10/1/2015                                                   AAA        1,150M   1,111,188

                                    Total                                                                                12,350,314
------------------------------------------------------------------------------------------------------------------------============

Statement of Net Assets
NATIONAL SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's    Amount  Market Value
------------------------------------------------------------------------------------------------------------------------------------
Power 12.19%                        Camden Co NJ Muni Util Auth Sys FGIC+ 8=1/4% 12/1/2017            AAA      $ 3,920M $ 4,098,595

                                    Chelan Co WA Pub Util Dist No 1 Columbia Riv Rock MBIA+
                                    Zero Coupon 6/1/2025                                              AAA       13,985M   2,517,300

                                    Chelan Co WA Pub Util Dist Ser B MBIA+ AMT+++ 6.35% 7/1/2026      AAA        1,595M   1,642,850

                                    Colorado Springs CO Util Rev 6.10% 11/15/2024                      AA        4,500M   4,573,125

                                    Effingham Co GA Dev Auth MBIA+ 6=3/4% 2/1/2022                    AAA        1,800M   1,845,540

                                    Florida St Muni Pwr Agy Rev AMBAC+ 4=1/2% 10/1/2027               AAA        2,000M   1,602,500

                                    Hamilton City OH Elec Ser A FGIC+ 6% 10/15/2012                   AAA        1,250M   1,295,313

                                    Hamilton City OH Elec Ser B FGIC+ 6.30% 10/15/2025                AAA        7,555M   7,876,088

                                    Hawaii St Dept Bdgt & Fin RIBS AMT+++ 7.192% 12/15/2023++          AA        2,000M   1,720,000

                                    Intermountain Pwr Agy UT Pwr Supply Rev Reg Lkd Pars TCRS
                                    LINK AMBAC+ 5.60% 7/1/2021                                        AAA        6,400M   6,064,000

                                    Intermountain Pwr Agy UT Pwr Supply Rev Ser B 5% 7/1/2016           A        1,870M   1,654,950

                                    Kansas City KS Util Sys Rev FGIC+ 6=3/8% 9/1/2023                 AAA       10,000M  10,600,000

                                    Lewis Co WA Pub Util Dist No 1 Cowlitz Falls
                                    Hydroelec 5=1/2% 10/1/2022                                         AA        6,265M   5,936,088

                                    Milwaukee WI Loc Dist AMT+++ 6.85% 10/1/2021                       AA          500M     532,500

                                    New York St Energy Res & Dev/Con Edison AMT+++ 9=1/4% 9/15/2022     A        1,100M   1,142,372

                                    North Carolina Eastern Muni Pwr Ser A FSA+ 5% 1/1/2021            AAA       12,150M  10,798,313

                                    Philadelphia PA Gas Wks Rev 14th Ser FSA+ 6=3/8% 7/1/2026         AAA        2,650M   2,752,688

                                    Puerto Rico Elec Pwr Auth RIBS FSA+ 8.328% 7/1/2023++             AAA        2,500M   2,506,250

                                    Puerto Rico Elec Pwr Auth Ser D 7=1/8% 7/1/2014                   BBB        2,255M   2,395,938

                                    Seattle WA Muni Lt & Pwr Rev MBIA+ 5=5/8% 10/1/2021               AAA        1,000M     956,250

                                    Western Generation Agy OR Cogeneration Prjt Rev Ser B
                                    AMT+++ 7.40% 1/1/2016                                             BBB*       1,500M   1,576,875

                                    Wisconsin St Pub Pwr Supply Sys Rev RIBS AMBAC+ 6.90% 7/1/2014++  AAA       5,500M    4,991,250

                                    Total                                                                                79,078,785
------------------------------------------------------------------------------------------------------------------------============
Solid Waste .90%                    Braxton Co WV Solid Waste Disp Rev Var-Weyerhaeusen Co Prjt
                                    AMT+++ 6-1/8% 4/1/2026                                              A        2,500M   2,503,125

                                    Broward Co FL Res Recovery Rev 7.95% 12/1/2008                      A        1,705M   1,854,188

                                    Broward Co FL Wtr & Sewer Solid Waste 7.95% 12/1/2008               A            2M       2,175

                                    Cobb Co GA Solid Waste Mgmt Auth AMT+++ 6.40% 1/1/2015            Aaa          900M     952,875

                                    Henrico Co VA Ind Dev Auth Rev 5.45% 1/1/2014                       A          500M     483,750

                                    Total                                                                                 5,796,113
------------------------------------------------------------------------------------------------------------------------===========
Transportation 3.76%                Albuquerque NM Arpt Rev Ref 7.60% 7/1/2008                          A        1,000M   1,026,680

                                    Albuquerque NM Arpt Rev Ser A AMBAC+ AMT+++ 6.60% 7/1/2016        AAA        2,400M   2,556,000

                                    Atlanta GA Arpt Facs Rev Ser B AMBAC+ AMT+++ 6% 1/1/2021          Aaa          450M     451,688

                                    Delaware River Port Auth PA & NJ Rev FGIC+ 5-1/2% 1/1/2026        AAA        1,500M   1,440,000

                                    Hawaii St Hbr Cap Imp Rev MBIA+ AMT+++ 5-1/2% 7/1/2027            AAA        5,000M   4,581,250

                                    Hillsborough Co FL Aviation FGIC+ 6.90% 10/1/2011                 AAA          500M     532,500

                                    Louisville & Jefferson Co KY Regional Arpt Auth Arpt Ser A
                                    MBIA+ AMT+++ 6-1/2% 7/1/2017                                      AAA        1,500M   1,580,625

                                    Massachusetts Bay Trans Auth Ser A MBIA+ 5-1/2% 3/1/2022          AAA        5,000M   4,681,250

                                    Port Auth NY & NJ 6-7/8% 1/1/2025                                  AA        5,740M   6,055,700

                                    Port Auth NY & NJ 70th Ser AMT+++ 7-1/4% 8/1/2025                  AA          500M     535,000

                                    Port Kalama WA Rev Ser B 5-5/8% 12/1/2015                         Baa        1,025M     959,656

                                    Total                                                                                24,400,349
------------------------------------------------------------------------------------------------------------------------============
Water and Sewer 10.99%              Baltimore MD Prjt Rev Ser A FGIC+ 5% 7/1/2024                     AAA        4,000M   3,600,000

                                    Cherokee Co GA Wtr & Sewer Auth Rev MBIA+ 5.20% 8/1/2025          AAA       17,980M  16,766,350

                                    Dauphin Co PA Ind Dev Auth Wtr Dev Ser A AMT+++ 6.90% 6/1/2024      A        1,500M   1,693,125

                                    Hamilton OH Wtr Wks Rev Ser A MBIA+ 6.30% 10/15/2021              AAA        1,000M   1,042,500

                                    Knox Co TN 1st Util Dist Wtr & Sewer Rev Ser A MBIA+
                                    5-5/8% 12/1/2019                                                  Aaa        1,000M     977,500

Statement of Net Assets
NATIONAL SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's    Amount  Market Value
------------------------------------------------------------------------------------------------------------------------------------
                                    Louisville & Jefferson Co KY Met Sewer Dist Sewer & Drain Sys
                                    AMBAC+ 6-3/4% 5/15/2016                                           AAA      $ 5,010M $ 5,435,850

                                    Metropolitan Govt Nashville & Davidson Co TN Wtr & Sewer
                                    RIBS AMBAC+ 6.075% 1/1/2022++                                     AAA        5,500M   5,520,625

                                    Metropolitan  Govt  Nashville  Wtr & Sewer  RIBS AMBAC+
                                    8.429% 1/7/2022++                                                 AAA       12,000M  12,120,000

                                    Milledgeville GA Wtr & Sewer Rev FSA+ 6% 12/1/2021                AAA          500M     516,250

                                    New Jersey Economic Dev Auth Wtr Facs Rev FGIC+ 6-1/2% 4/1/2022   AAA        2,000M   2,097,500

                                    New York City Muni Wtr Fin Auth Wtr & Sewer Sys Rev AMBAC+
                                    6.20% 6/15/2021                                                   AAA        1,000M   1,037,500

                                    Phoenix AZ Civic Imp Corp Wastewtr Sys Lease MBIA+ 4-3/4%
                                    7/1/2023                                                          AAA        4,595M   3,894,263

                                    Richland WA Wtr & Sewer Rev MBIA+ 5.60% 11/1/2016                 AAA          250M     243,125

                                    Richmond Co GA Wtr & Sewer Rev Ser A FGIC+ 5-1/4% 10/1/2028       AAA          250M     226,563

                                    Seattle WA Wtr Sys Rev FGIC+ 5-5/8% 8/1/2026                      AAA        2,500M   2,387,500

                                    Spartanburg SC San Sewer Dist Sewer Sys Rev MBIA+ 5-1/2% 6/1/2027 AAA        1,500M   1,425,000

                                    Spartanburg SC Wtr Wks Rev FGIC+ 6-1/8% 6/1/2026                  AAA        5,000M   5,125,000

                                    Springfield IL Wtr Rev 6-1/2% 3/1/2015                             AA        1,500M   1,561,875

                                    Texas Wtr Res Fin Auth 7-5/8% 8/15/2008                             A        1,955M   2,074,744

                                    Virginia St Res Auth Wtr & Sewer 5-1/2% 10/1/2027                  AA          900M     855,000

                                    Virginia St Res Auth Wtr & Sewer Sys Rev 5-1/2% 10/1/2022          AA          690M     662,400

                                    West Virginia St Wtr Dev Auth Dev Rev Ref-LN Prog II Ser B
                                    FSA+ 5-1/4% 11/1/2035                                             AAA        2,260M   2,036,825

                                    Total                                                                                71,299,495
                                    ------------------------------------------------------------------------------------============
                                    Total Municipal Bonds 99.62% (Cost $643,632,355)                                    646,108,242
------------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities .38%
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Securities               Texas St Tax & Rev Anticipation Notes 4-3/4% 8/29/1997
                                    (Cost $3,415,980)                                                MIG1        3,400M   3,412,580
------------------------------------------------------------------------------------------------------------------------============
Cash and Receivables, Net of Liabilities                                                                                   (916,404)
                                    ------------------------------------------------------------------------------------============
                                    Total Other Assets, Less Liabilities                                                  2,496,176
------------------------------------------------------------------------------------------------------------------------============
Net Assets 100.00%                                                                                                     $648,604,418
------------------------------------------------------------------------------------------------------------------------------------
                                    Class A Shares-Net asset value ($605,953,455 / 55,096,381 shares outstanding)            $11.00

                                    Class B Shares-Net asset value ($1,682,254 / 152,998 shares outstanding)                 $11.00

                                    Class C Shares-Net asset value ($40,968,709 / 3,724,121 shares outstanding)              $11.00

* This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.

++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 1997.

+++  Income from these investments may be subject to the Alternative Minimum
     Tax.

     See Notes to Financial Statements.

Statement of Net Assets
NEW YORK SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
Prerefunded 16.38%                  New York NY Ser A 7-3/4% 8/15/2012                                AAA    $     310M  $  350,300

                                    New York NY Ser A 7-3/4% 8/15/2016                                AAA        1,380M   1,559,400

                                    New York St City Univ 7-7/8% 7/1/2007                             AAA        1,000M   1,113,750

                                    New York St Dorm Auth Rev 7.70% 5/15/2012                         AAA        6,000M   6,630,000

                                    New York St Loc Govt Assistance Corp Ser D Dorm Auth Rev Ser A
                                    7-5/8% 7/1/2020                                                   AAA        1,400M   1,548,750

                                    New York St Dorm Auth Rev Ser B 7-1/4% 5/15/2015                  AAA        1,500M   1,638,750

Statement of Net Assets
NEW YORK SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
                                    New York St Dorm Auth Rev Ser C FGIC+ 7% 7/1/2014                 AAA      $ 4,600M $ 5,008,250

                                    New York St Govt Assistance Ser D 7% 4/1/2018                     AAA        1,400M   1,555,750

                                    New York St Loc Govt Assistance Corp Ser B 7-1/2% 4/1/2020        AAA        7,200M   8,037,000

                                    New York St Med Care Facs Fin Agy Rev Ser A 7-1/2% 2/15/2021      AAA        4,395M   4,894,931

                                    New York St Urban Dev Corp Rev 7-1/2% 4/1/2011                    AAA        1,975M   2,204,594

                                    New York St Urban Dev Corp Rev Ser 1 7-3/4% 1/1/2014              AAA          275M     301,813

                                    Puerto Rico Commonwealth 7.70% 7/1/2020                           AAA          700M     777,875

                                    Puerto Rico Commonwealth 7.30% 7/1/2020                           AAA          300M     330,000

                                    Puerto Rico Commonwealth Aqu & Sewer Auth Rev 10-1/4% 7/1/2009    AAA        1,565M   2,128,400

                                    Puerto Rico Commonwealth Aqu & Sewer Auth Rev Ser A
                                    7-7/8% 7/1/2017                                                   AAA          400M     426,500

                                    Puerto Rico Commonwealth Hwy Ser P 8-1/8% 7/1/2013                AAA          250M     267,188

                                    Puerto Rico Elec Pwr Auth Rev Ser M 8% 7/1/2008                   AAA        6,200M   6,618,500

                                    Puerto Rico G.O. Ser A 7-3/4% 7/1/2017                            AAA        1,750M   1,900,937

                                    Puerto Rico Ind Med & Environmental/Catholic Univ 9-3/8%
                                    12/1/2007                                                         AAA        2,000M   2,111,200

                                    Total                                                                                49,403,888
------------------------------------------------------------------------------------------------------------------------===========
General Obligation State 3.95%      Puerto Rico Commonwealth RIBS FSA+ 8.382% 7/1/2020++              AAA       12,000M  11,925,000
------------------------------------------------------------------------------------------------------------------------============
General Obligation Local 1.38%      Bethlehem NY MBIA+ 7.20% 3/1/2022                                 AAA        1,080M   1,215,000

                                    New York NY Ser G MBIA+ IBC 5-3/4% 2/1/2014                       AAA        3,000M   2,958,750

                                    Total                                                                                 4,173,750
------------------------------------------------------------------------------------------------------------------------============
Education 9.82%                     Hempstead Town NY Ind Dev Agy/Hofstra Univ MBIA+ 5.80% 7/1/2015   AAA          750M     752,812

                                    New York City Ind Dev Agy/New Sch For Social Research MBIA+
                                    5-3/4% 9/1/2015                                                   AAA          230M     225,975

                                    New York St Dorm Auth Rev/City Univ Ser U MBIA+-LBC 6.45%
                                    7/1/2005                                                          AAA          300M     328,125

                                    New York St Dorm Auth Rev/City Univ 2nd Ser MBIA+ 6-7/8%
                                    7/1/2014                                                          AAA        5,650M   6,193,813

                                    New York St Dorm Auth Rev/Colgate Univ MBIA+ 6% 7/1/2016          AAA        1,000M   1,037,500

                                    New York St Dorm Auth Rev/Cornell Univ Ser A 7-3/8% 7/1/2020       AA        5,075M   5,512,719

                                    New York St Dorm Auth Rev/Spcl Act Sch Dists MBIA+ 6% 7/1/2016    AAA        1,400M   1,421,000

                                    New York St Dorm Auth Rev/St Univ Ed Facs Ser A 6% 5/15/2016      BBB        4,300M   4,224,750

                                    New York St Dorm Auth Rev/St Univ Ed Facs Ser A 5-1/4% 5/15/2021  BBB        1,025M     923,781

                                    New York St Dorm Auth Rev/St Univ Ed Facs Ser A 5-1/2% 5/15/2026  BBB           75M      68,250

                                    New York St Dorm Auth Rev/St Univ Ed Facs Ser B 7-1/2% 5/15/2011  BBB        5,000M   5,787,500

                                    New York St Dorm Auth Rev/Univ Rochester Ser A 6.40% 7/1/2013       A        2,030M   2,136,575

                                    New York St Dorm Auth Rev/Upstate Cmnty Colleges 6.20% 7/1/2015   Baa        1,000M     997,500

                                    Total                                                                                29,610,300
------------------------------------------------------------------------------------------------------------------------============
Finance 6.23%                       Municipal Assistance Corp NY Ser 66 7-3/4% 7/1/2008                Aa          265M     287,856

                                    Municipal Assistance Corp NY Ser 67 7-5/8% 7/1/2008                Aa        2,515M   2,725,631

                                    New York St Loc Govt Assistance Corp Ser A 6-1/2% 4/1/2020          A        9,360M   9,874,800

                                    New York St Loc Govt Assistance Corp Ser C 6-1/2% 4/1/2015          A        5,675M   5,894,905

                                    Total                                                                                18,783,192
------------------------------------------------------------------------------------------------------------------------============
Health and Hospital 14.94%          New York City Health & Hosp Corp LINK AMBAC+ 5.70% 2/15/2023      AAA          600M     571,500

                                    New York City Health & Hosp Corp RIBS AMBAC+ 7.54% 2/15/2023++    AAA        6,000M   5,437,500

                                    New York St Dorm Auth Rev Dept of Health 5-5/8% 7/1/2012          Baa        2,000M   1,910,000

                                    New York St Dorm Auth Rev Mental Health Svcs Facs Ser B 5-3/4%
                                    2/15/2010                                                         BBB        1,500M   1,462,500

                                    New York St Dorm Auth Rev Mental Health Svcs Facs Ser B 5-3/4%
                                    2/15/2011                                                         BBB        1,385M   1,346,913

                                    New York St Dorm Auth Rev Mental Health Svcs Facs Ser B 6%
                                    8/15/2012                                                         BBB        1,460M   1,470,950

                                    New York St Dorm Auth Rev Mental Health Svcs Facs Ser B
                                    MBIA+ 5-1/8% 8/15/2021                                            AAA          250M     226,875

                                    New York St Dorm Auth Rev Mental Health Svcs Facs Ser D 6%
                                    8/15/2021                                                         BBB        1,000M     973,750

                                    New York St Dorm Auth Rev Mental Health Svcs Facs Ser E
                                    AMBAC+ 5-1/4% 2/15/2018                                           AAA        2,000M   1,855,000

                                    New York St Dorm Auth Rev Mental Health Svcs Facs Ser B 5-5/8%
                                    2/15/2021                                                         BBB        2,000M   1,845,000

Statement of Net Assets
NEW YORK SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
                                    New York St Dorm Auth Rev Ser B 5-3/4% 2/15/2012                   BBB     $ 1,155M $ 1,117,463

                                    New York St Dorm Auth Rev Ser B 5-1/2% 8/15/2017                   BBB       3,450M   3,186,938

                                    New York St Dorm Auth Rev/United Cerebral Palsy MBIA+ 5-1/2%
                                    7/1/2024                                                          AAA        1,000M     945,000

                                    New York St Dorm Auth Rev/Veterans Home 5-1/2% 7/1/2021           Baa          980M     894,250

                                    New York St Med Care Facs Agy Rev Unrefunded Balance 7.80%
                                    2/15/2019                                                         BBB          615M     657,281

                                    New York St Med Care Facs Fin/Beth Israel MBIA+ 7-1/2% 11/1/2010  AAA        1,250M   1,387,500

                                    New York St Med Care Facs Fin/Mental Health Ser A 7-1/2% 2/15/2021 BBB      10,775M  11,798,625

                                    New York St Med Care Facs Fin/North Shore Univ Hosp
                                    MBIA+ 7.20% 11/1/2020                                             AAA        7,340M   7,982,250

                                    Total                                                                                45,069,295
------------------------------------------------------------------------------------------------------------------------============
Housing 1.90%                       New York St Mtge Agy Rev Ser 41 MBIA+ 6.45% 10/1/2014             AAA        2,990M   3,072,225

                                    New York St Mtge Agy Rev Ser 44 FHA+ AMT+++ 7-1/2% 4/1/2026        Aa        2,495M   2,666,531

                                    Total                                                                                 5,738,756
------------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds .22%       Puerto Rico Tel Auth Rev RIBS MBIA+ 6.976% 1/16/2015++            AAA          700M     651,875
------------------------------------------------------------------------------------------------------------------------============
Miscellaneous 5.05%                 New York St Urban Dev Corp Rev 5-1/4% 4/1/2012                    Baa        1,765M   1,634,831

                                    New York St Urban Dev Corp Rev 53/8% 4/1/2017                     Baa        2,615M   2,373,112

                                    New York St Urban Dev Corp Rev 5.70% 4/1/2020                     Baa        4,150M   3,994,375

                                    United Nations Dev Corp Ser A 6% 7/1/2026                           A        4,300M   4,214,000

                                    United Nations Dev Corp Ser B 6-1/4% 7/1/2026                       A        3,000M   3,018,750

                                    Total                                                                                15,235,068
------------------------------------------------------------------------------------------------------------------------===========
Pollution Control Revenue 4.27%     New York St Environmental Facs Poll Ctrl Rev St Wtr Ser A 7-1/2%
                                    6/15/2012                                                          Aa        7,000M   7,638,750

                                    New York St Environmental Facs Poll Ctrl Rev St Wtr Ser E 6-7/8%
                                    6/15/2014                                                          Aa        4,780M   5,228,125

                                    Total                                                                                12,866,875
------------------------------------------------------------------------------------------------------------------------============
Power 21.64%                        New York St Energy Res & Dev Poll Ctrl Rev/Niagara Mohawk
                                    FGIC+ 7.20% 7/1/2029                                              AAA       11,750M  13,174,688

                                    New York St Energy Res & Dev/Bklyn Union Gas Ser A
                                    MBIA+ AMT+++ 6-3/4% 2/1/2024                                      AAA       13,000M  13,975,000

                                    New York St Energy Res & Dev/Bklyn Union Gas Ser B RIBS
                                    AMT+++ 9.868% 7/1/2026++                                            A        4,000M   4,690,000

                                    New York St Energy Res & Dev/Central Hudson Gas & Elec
                                    MBIA+ AMT+++ 8-3/8% 12/1/2028                                     AAA        2,215M   2,394,969

                                    New York St Energy Res & Dev/Con Edison Ser A MBIA
                                    AMT+++ 7-1/8% 12/1/2029                                           AAA        2,500M   2,768,750

                                    New York St  Energy  Res &  Dev/Con  Edison  Ser B AMT+++
                                    7-3/8% 7/1/2024                                                     A        1,465M   1,525,431

                                    New York St Energy  Res & Dev/Con  Edison  Ser A AMBAC+
                                    6.10% 8/15/2020                                                   AAA        4,000M   4,075,000

                                    New York St Pwr Auth 6-1/2% 1/1/2019                               Aa        1,410M   1,513,988

                                    Port Auth NY & NJ Spcl Oblig Rev 5th Install-SPL PJ-KIAC-4
                                    6-3/4% 10/1/2019                                                  Baa*       2,945M   3,022,306

                                    Puerto Rico Elec Pwr Auth Ser T RIBS FSA+ 9.016% 7/1/2018++       AAA        3,500M   3,731,875

                                    Puerto Rico Elec Pwr Auth Ser Z 5-1/2% 7/1/2014                   BBB        1,970M   1,893,663

                                    Puerto Rico Elec Pwr Auth Ser Z 5-1/4% 7/1/2021                   BBB       13,855M  12,504,138

                                    Total                                                                                65,269,808
------------------------------------------------------------------------------------------------------------------------============
Solid Waste .79%                    Dutchess Co Resource Recovery Ser A FGIC+ 71/2% 1/1/2009          AAA        2,200M   2,370,500
------------------------------------------------------------------------------------------------------------------------============
Transportation 5.38%                Metropolitan Trans Auth NY Svc Contract Trans Facs Ser O 5-3/4%
                                    7/1/2008                                                          Baa        1,000M   1,001,250

                                    Metropolitan Trans Auth NY Commuter Facs Rev Ser A FGIC+ 6%
                                    7/1/2016                                                          AAA        2,000M   2,040,000

                                    Metropolitan Trans Auth NY Commuter Facs Rev Ser A FGIC+ 6%
                                    7/1/2021                                                          AAA        4,000M   4,065,000

                                    Metropolitan  Trans  Auth NY  Commuter  Facs Rev Ser A
                                    FGIC+ 6.10% 7/1/2026                                              AAA        2,000M   2,040,000

                                    Port Auth NY & NJ AMT+++ 6% 7/1/2015                               AA          350M     351,750

                                    Port Auth NY & NJ 6-7/8% 1/1/2025                                  AA        1,000M   1,055,000

                                    Port Auth NY & NJ Cons Ninety-Second Ser 4-3/4% 1/15/2029          AA          520M     434,200

                                    Triborough Brdg & Tunl Auth Ser L 8-1/8% 1/1/2012                  Aa        4,000M   4,177,080

Statement of Net Assets
NEW YORK SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
                                    Triborough Brdg & Tunl Auth Ser X 6-1/2% 1/1/2019                  Aa       $1,000M $ 1,052,500

                                    Total                                                                                16,216,780
------------------------------------------------------------------------------------------------------------------------============
Water and Sewer 6.80%               Buffalo NY Muni Wtr & Sewer Sys Rev FGIC+ 5-3/4% 7/1/2021         AAA          500M     492,500

                                    New York City Muni Wtr Fin Auth Ser A FGIC+ 6% 6/15/2019          AAA        2,000M   2,012,500

                                    New York City Muni Wtr Fin Auth Ser A FGIC+ 6-1/4% 6/15/2021      AAA        3,500M   3,556,875

                                    New York City Muni Wtr Fin Auth Ser A 5-1/2% 6/15/2024              A        8,000M   7,430,000

                                    New York City Muni Wtr Fin Auth Ser A MBIA+ 6% 6/15/2025          AAA        5,000M   5,050,000

                                    New York City Muni Wtr & Sewer Sys Rev Ser A 6% 6/15/2025           A        2,000M   1,980,000

                                    Total                                                                                20,521,875
                                    ------------------------------------------------------------------------------------============
                                    Total Municipal Bonds 98.75% (Cost $293,490,355)                                    297,836,962
------------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities 1.25%
------------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                                  3,773,041
------------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.00%                                                                                                     $301,610,003
------------------------------------------------------------------------------------------------------------------------------------
                                    Class A Shares-Net asset value ($295,051,231 / 27,635,236 shares outstanding)            $10.68

                                    Class C Shares-Net asset value ($6,558,772 / 614,536 shares outstanding)                 $10.67

* This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.

++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 1997.

+++  Income from these investments may be subject to the Alternative Minimum
     Tax.

     See Notes to Financial Statements.


Statement of Net Assets
TEXAS SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
Prerefunded 16.81%                  Austin TX Util Sys 8% 11/15/2016                                  AAA      $ 1,000M $ 1,117,500

                                    Austin TX Util Sys Rev 11-1/8% 11/15/2009                         AAA        1,000M   1,158,750

                                    Austin TX Util Sys Rev 10-3/4% 5/15/2015                          AAA        2,950M   3,455,188

                                    Austin TX Wtr Sewer & Elec Ref Rev 14-1/4% 11/15/2006             AAA          500M     505,865

                                    Board of Regents TX A&M Univ Rev 7.80% 8/15/2009                  AAA          900M     943,875

                                    Dallas Co TX Flood Ctrl Dist No 1 9-1/4% 4/1/2010                 AAA        1,460M   1,814,050

                                    Dallas Co TX Util & Reclamation Dist MBIA+ 8.30% 2/15/2016        AAA          700M     725,452

                                    Houston TX Wtr & Sewer Sys Rev AMBAC+ 6-1/2% 12/1/2021            AAA          305M     331,688

                                    Houston TX Wtr & Sewer Sys Rev Prior Lien MBIA+ 7.40% 12/1/2018   AAA        1,000M   1,107,500

                                    Lower CO River Auth TX Rev MBIA+ 7-5/8% 1/1/2016                  AAA          925M     967,717

                                    Lower CO River Auth TX Rev AMBAC+ 6% 1/1/2017                     AAA        1,000M   1,035,000

                                    North Central TX Health MBIA+ 7-7/8% 7/1/2018                     AAA          750M     772,065

                                    San Antonio TX Elec & Gas Rev Ser A 10-1/2% 2/1/2013              AAA        1,000M   1,071,390

                                    Texas St Tnpk Auth Dallas Northwy Rev AMBAC+ 7-1/8% 1/1/2015      AAA          250M     265,937

                                    Total                                                                                15,271,977
------------------------------------------------------------------------------------------------------------------------============
General Obligation State 22.33%     Texas St 5-1/4% 8/1/2020                                           AA        1,000M     922,500

                                    Texas St Ser A AMT+++ 6.30% 6/1/2014                               AA          485M     491,062

                                    Texas St Ser A-1 RIBS 7.321% 12/1/2023++                           AA        6,000M   5,475,000

                                    Texas St Ser B-1 & B-2 LINK 6.20% 9/30/2011                        AA       11,000M  11,632,500

                                    Texas St Wtr Dev Bd 7.15% 8/1/2035                                 AA        1,600M   1,770,000

                                    Total                                                                                20,291,062
------------------------------------------------------------------------------------------------------------------------============

Statement of Net Assets
TEXAS SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
General Obligation Local 12.95%     College Station TX Indpt Sch 4-1/2% 8/15/2019                     AAA       $1,590M $ 1,319,700

                                    Dripping Springs TX Indpt Sch Dist 6% 8/15/2021                   AAA        2,000M   2,025,000

                                    Harris Co TX 6-1/8% 8/15/2020                                      AA        4,475M   4,637,219

                                    Harris Co TX Toll Rd Sub Lien Ser A 6.10% 8/15/2016                AA        2,640M   2,742,300

                                    San Antonio TX Indpt Sch Dist Pub Facs Corp Lease Rev
                                    AMBAC+ 5.85% 10/15/2020                                           AAA        1,000M   1,037,500

                                    Total                                                                                11,761,719
------------------------------------------------------------------------------------------------------------------------============
Education .92%                      Texas St Higher Ed Coord AMT+++ 7.70% 10/1/2025                     A          800M     832,000
------------------------------------------------------------------------------------------------------------------------============
Health and Hospital 13.27%          Amarillo TX Health Facs Corp LINK FSA+ 5.9327% 1/1/2022           AAA        3,600M   3,762,000

                                    Amarillo TX Health Facs Corp RIBS FSA+ 9.271% 1/1/2022++          AAA        2,250M   2,460,938

                                    Bexar Co TX Health Facs MBIA+ 7-1/2% 8/15/2010                    AAA          750M     814,687

                                    Denison TX Hosp Auth Rev 6-1/8% 8/15/2027                         BBB        1,000M     956,250

                                    Harris Co TX Health Facs MBIA+ 6% 5/15/2026                       AAA        1,080M   1,080,000

                                    Harris Co TX Health Facs Dev Ser A MBIA+ 6% 6/1/2013              AAA        2,200M   2,274,250

                                    Lubbock TX Health Facs Dev Corp Rev/St Joseph Health Sys 5-1/2%
                                    7/1/2023                                                           AA          750M     703,125

                                    Total                                                                                12,051,250
------------------------------------------------------------------------------------------------------------------------============
Housing .72%                        Dallas TX Hsg Corp Cap Prjt/Estell Village Apts Ser A 7-7/8%
                                    12/1/2009                                                         BBB          530M     545,900

                                    Texas Hsg Agy Ser D AMT+++ 8.40% 1/1/2021                          Aa          105M     109,200

                                    Total                                                                                   655,100
------------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds 19.10%     Brazos River Auth TX MBIA+ 8.10% 5/1/2019                         AAA          950M   1,003,020

                                    Brazos River Auth TX 8-1/4% 5/1/2019                                A       1,000M    1,053,890

                                    Harris Co TX Ind Dev Corp Marine Term & Wtr Poll Ctrl Rev 6-5/8%
                                    2/1/2024                                                          BBB        1,500M   1,558,125

                                    Lower Neches Valley Auth TX AMT+++ 6.40% 3/1/2030                  AA        1,850M   1,889,312

                                    Matagorda Co TX Nav Dist No 1 Poll Ctrl Rev Ref/Cent Power
                                    FGIC+ 7.70% 2/1/2019                                              AAA          240M     250,574

                                    Orange Co TX Nav & Port Dist Ind Dev Corp Rev Ref-North 6-3/8%
                                    2/1/2017                                                           AA        2,400M   2,493,000

                                    Puerto Rico Ind Med & Environmental Ctrl/Baxter Lab Ser A 8%
                                    9/1/2012                                                            A        2,315M   2,482,837

                                    Texas City TX Ind Dev Corp Marine Term Rev/ARCO 7-3/8% 10/1/2020    A        5,500M   6,620,625

                                    Total                                                                                17,351,383
------------------------------------------------------------------------------------------------------------------------============
Miscellaneous 1.64%                 Retama TX Dev Corp Spcl Facs Rev 10% 12/15/2019                   AAA        1,000M   1,492,500
------------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue .67%      Trinity River Auth TX Poll Ctrl Rev/Texas Instruments AMT+++
                                    6.20% 3/1/2020                                                      A          605M     611,050
------------------------------------------------------------------------------------------------------------------------============
Power 1.31%                         Austin TX Util Sys Ser B 7.80% 11/15/2012                           A          640M     687,200

                                    Lower CO River Auth Rev Ser B AMBAC+ 6% 1/1/2015                  AAA          500M     505,000

                                    Total                                                                                 1,192,200
------------------------------------------------------------------------------------------------------------------------============
Transportation 3.96%                Houston TX Arpt Sys Rev MBIA+ AMT+++ 8.20% 7/1/2017               AAA        1,500M   1,593,750

                                    San Antonio TX Arpt Sys Rev FGIC+ 5.70% 7/1/2011                  AAA        2,000M   2,007,500

                                    Total                                                                                 3,601,250
------------------------------------------------------------------------------------------------------------------------============
Water and Sewer 4.17%               Houston TX Wtr & Sewer Sys Rev AMBAC+ 6-1/2% 12/1/2021            AAA        2,695M   2,883,650

                                    Texas Wtr Res Fin Auth 75/8% 8/15/2008                              A          500M     530,625

                                    Texas Wtr Res Fin Auth AMBAC+ 71/2% 8/15/2013                     AAA          350M     369,688

                                    Total                                                                                 3,783,963
                                    ------------------------------------------------------------------------------------===========
                                    Total Municipal Bonds 97.85% (Cost $88,164,938)                                      88,895,454
------------------------------------------------------------------------------------------------------------------------============
Other Assets, Less Liabilities 2.15%
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Securities               Texas St Tax & Rev Anticipation Notes 4-3/4% 8/29/1997
                                    (Cost $602,274)                                                  MIG1          600M     602,220
                                    ------------------------------------------------------------------------------------============

Statement of Net Assets
TEXAS SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                                $ 1,352,375
                                    ------------------------------------------------------------------------------------============
                                    Total Other Assets, Less Liabilities                                                  1,954,595
------------------------------------------------------------------------------------------------------------------------============
Net Assets 100.00%                                                                                                      $90,850,049
------------------------------------------------------------------------------------------------------------------------============
                                    Net asset value ($90,850,049 / 9,105,142 shares outstanding)                              $9.98

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.

++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 1997.

+++  Income from these investments may be subject to the Alternative Minimum
     Tax.

     See Notes to Financial Statements.

Statement of Net Assets
NEW JERSEY SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
Prerefunded 17.85%                  Essex Co NJ Imp Auth Lease/Jail & Youth Hse Prjts AMBAC+ 7%
                                    12/1/2024                                                         AAA       $5,175M $ 5,925,375

                                    Hudson Co NJ Ctfs Correctional Fac AMBAC+ 7.60% 12/1/2021         AAA        5,155M   5,535,181

                                    Hudson Co NJ Util Auth Util Sys Rev 10% 7/1/2011                  AAA        1,000M   1,231,250

                                    Monmouth Co NJ MBIA+ 6-7/8% 8/1/2012                              AAA          500M     542,500

                                    New Jersey Economic Dev Auth 6-3/4% 6/15/2012                     AAA        2,275M   2,485,438

                                    New Jersey Health Care Facs Fin Auth Rev/St Peters Med Ser C
                                    MBIA+ 8.60% 7/1/2017                                              AAA        2,100M   2,165,436

                                    New Jersey Health Care Facs Fin Auth Ser B 8-1/4% 7/1/2020        AAA        1,435M   1,612,581

                                    New Jersey St Ed Facs Auth Rev BIG  6.85% 7/1/2019                AAA          610M     651,938

                                    New Jersey Waste Treatment Trust 6-7/8% 6/15/2009                 AAA        1,750M   1,892,188

                                    New Jersey Wastewtr Treatment Trust 7% 5/15/2006                  AAA          425M     453,688

                                    Port Auth NY & NJ 7.35% 10/1/2027                                 AAA        2,500M   2,812,500

                                    Puerto Rico Commonwealth 8% 7/1/2007                              AAA          750M     800,625

                                    Puerto Rico Commonwealth Aqua & Sewer Auth Rev 10-1/4% 7/1/2009   AAA          450M     612,000

                                    Puerto Rico Commonwealth Hwy Ser T 6-5/8% 7/1/2018                AAA        1,533M   1,684,516

                                    Puerto Rico Pub Bldg Auth Ser L 6-7/8% 7/1/2021                   AAA          200M     222,000

                                    Rutgers St Univ NJ Rev Ser O 7.90% 5/1/2010                       AAA          400M     423,808

                                    Stony Brook Reg Sewer Auth NJ Rev Ser A 7.40% 12/1/2009           AAA        1,000M   1,088,750

                                    Tinton Falls NJ Sch Bd Ed FSA+ 6-1/2% 6/15/2017                   AAA        1,000M   1,076,250

                                    Union Co NJ Ser L 6-1/2% 2/1/2011                                 AAA        1,000M   1,077,500

                                    University of Puerto Rico Ser L 6-1/2% 6/1/2013                   AAA           25M      25,719

                                    Total                                                                                32,319,243
------------------------------------------------------------------------------------------------------------------------============
General Obligation State 8.28%      Puerto Rico Commonwealth RIBS MBIA+ 8.284% 7/1/2008++             AAA        5,000M   5,300,000

                                    Puerto Rico Commonwealth 6-1/2% 7/1/2023                            A        1,000M   1,071,250

                                    Puerto Rico Commonwealth MBIA+ 5-3/8% 7/1/2021                    AAA        9,050M   8,620,125

                                    Total                                                                                14,991,375
------------------------------------------------------------------------------------------------------------------------============
General Obligation Local 11.08%     Jersey City NJ Ser A 5-1/4% 10/1/2016                              AA        3,800M   3,591,000

                                    Keansburg NJ 6.80% 12/1/2010                                        A        1,000M   1,095,000

                                    Millburn Township NJ Sch Dist 5.35% 7/15/2018                     Aaa        1,150M   1,104,000

                                    Millburn Township NJ Sch Dist 5.35% 7/15/2019                     Aaa        1,100M   1,054,625

                                    Morristown NJ FSA+ 6-1/2% 8/1/2019                                AAA        3,440M   3,745,300

                                    North Brunswick Township NJ Bd Ed 6.30% 2/1/2014                   AA        1,000M   1,052,500

                                    Paterson NJ FSA+ 9.30% 2/15/2004                                  AAA        4,200M   5,229,000

                                    Pohatcong Township NJ Sch Dist FSA+ 5.95% 7/15/2023               AAA          650M     657,313

                                    Pohatcong Township NJ Sch Dist FSA+ 5.95% 7/15/2026               AAA          250M     252,812


Statement of Net Assets
NEW JERSEY SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
                                    South Brunswick Township NJ Bd Ed FGIC+ 6.40% 8/1/2024            AAA       $1,600M $ 1,680,000

                                    Sparta Township NJ Sch Dist MBIA+ 5.80% 9/1/2022                  AAA          600M     601,500

                                    Total                                                                                20,063,050
------------------------------------------------------------------------------------------------------------------------============
Education 3.56%                     Lodi NJ Bd Ed Ctfs Part MBIA+ 5.70% 9/15/2021                     AAA        2,225M   2,197,188

                                    New Jersey Economic Dev Auth Rev Ser B MBIA+ 6-1/4% 5/15/2025     AAA        2,700M   2,808,000

                                    New Jersey St Ed Facs Rev MBIA+ 6.85% 7/1/2019                    Aaa          540M     573,750
                                    Rutgers St Univ NJ Ser P 6.85% 5/1/2021                            AA          800M     857,000

                                    Total                                                                                 6,435,938
------------------------------------------------------------------------------------------------------------------------============
Finance .58%                        Hamilton Township NJ Bd Ed Ser B FSA+ 7% 12/15/2015               AAA          970M   1,043,963
------------------------------------------------------------------------------------------------------------------------============
Health and Hospital 10.15%          Camden Co NJ Imp Auth Rev 5-7/8% 2/15/2015                        Baa        2,000M   1,920,000

                                    New Jersey Health Care Facs Fin Auth Rev AMBAC+ 5-1/4% 7/1/2020   AAA        2,560M   2,368,000

                                    New Jersey Health Care Facs Fin Auth Rev/Bayonne Hosp FSA+ 6-1/4%
                                    7/1/2012                                                          AAA        1,600M   1,672,000

                                    New Jersey Health Care Facs Fin Auth Rev/St Elizabeth Hosp 6%
                                    7/1/2014                                                          BBB        1,200M   1,168,500

                                    New Jersey Health Care Facs Fin Auth Rev Ser A AMBAC+ 7% 7/1/2020 AAA        5,000M   5,331,250

                                    New Jersey Health Care Facs Ser A FHA+ 7-1/4% 2/15/2021            AA        1,485M   1,585,238

                                    New Jersey Health Care Facs Ser B FHA+ 6-1/2% 2/1/2022            AAA          940M     977,600

                                    New Jersey Health Care Facs Ser C FSA+ 6-3/4% 7/1/2020            AAA        2,665M   2,834,893

                                    Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Facs
                                    FHA+ 6-1/4% 8/1/2032                                              AAA          500M     509,375

                                    Total                                                                                18,366,856
------------------------------------------------------------------------------------------------------------------------============
Housing 5.36%                       New Jersey St Hsg & Mtge Fin MBIA+ AMT+++ 7.70% 10/1/2029         AAA        1,000M   1,041,250

                                    New Jersey St Hsg & Mtge Fin Agy Ser B MBIA+ AMT+++ 7.90%
                                    10/1/2022                                                         AAA        7,140M   7,541,625

                                    Puerto Rico Hsg Fin Corp Mtge Rev Ser B GNMA  7.65% 10/15/2022    AAA          480M     503,400

                                    Virgin Islands Hsg Fin Auth Sing Fam Rev Ser A
                                    GNMA  AMT+++ 6-1/2% 3/1/2025                                      AAA          600M     610,500

                                    Total                                                                                 9,696,775
------------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds 3.34%      New Jersey Economic Dev Auth AMT+++ 7-1/4% 3/1/2021                 A        1,500M   1,553,640

                                    Puerto Rico Ind Med & Environmental/Upjohn 7-1/2% 12/1/2023        AA        1,500M   1,614,375

                                    Puerto Rico Tel Auth Rev LINK MBIA+ 5.51% 1/16/2015               AAA        3,000M   2,883,750

                                    Total                                                                                 6,051,765
------------------------------------------------------------------------------------------------------------------------============

Miscellaneous 4.45%                 Atlantic Co NJ Imp Auth Luxury MBIA+ 7.40% 7/1/2016               AAA        1,000M   1,198,750

                                    Monmouth Co NJ Imp Auth Rev Govt Loan MBIA+ 6.40% 12/1/2009       AAA        1,075M   1,165,030

                                    New Jersey Economic Dev Auth Rev Ser A MBIA+ 6% 5/15/2025         AAA        4,500M   4,578,750

                                    New Jersey Sports & Expo Auth Rev Ser A 8% 1/1/2025               BBB*       1,000M   1,106,250

                                    Total                                                                                 8,048,780
------------------------------------------------------------------------------------------------------------------------============

Pollution Control Revenue 1.17%     Cape May Co NJ Ind Poll Ctrl Rev Fin Auth Ser B MBIA+ 7%
                                    11/1/2029                                                         AAA          500M     553,125

                                    Salem Co NJ Poll Ctrl Auth Ser A AMT+++ 6-1/2% 11/15/2021          AA        1,500M   1,569,375

                          Total                                                                                           2,122,500
------------------------------------------------------------------------------------------------------------------------============
Power 12.53%                        Camden Co NJ Muni Util Auth Sys FGIC+ 8-1/4% 12/1/2017             AAA       2,185M   2,284,548

                                    Essex Co NJ Imp Auth Rev Orange Muni Util & Lease MBIA+ 6.80%
                                    7/1/2014                                                          AAA        1,710M   1,887,412

                                    Puerto Rico Elec Pwr Auth LINK FSA+ 6.30% 7/1/2018                AAA        6,000M   6,210,000

                                    Puerto Rico Elec Pwr Auth LINK FSA+ 5.929% 7/1/2023               AAA        1,000M   1,001,250

                                    Puerto Rico Elec Pwr Auth RIBS FSA+ 8.328% 7/1/2023++             AAA        4,500M   4,511,250

                                    Puerto Rico Elec Pwr Auth Ser N 7-1/8% 7/1/2014                   BBB          715M     757,900

                                    Puerto Rico Elec Pwr Auth Ser T RIBS FSA+ 9.016% 7/1/2018++       AAA        4,500M   4,798,125

                                    Raritan Township NJ Muni Util Auth 6.45% 5/1/2012                   A        1,180M   1,234,575

                                    Total                                                                                22,685,060
------------------------------------------------------------------------------------------------------------------------============
Solid Waste 1.10%                   Mercer Co NJ Imp Auth 5-3/4% 9/15/2016                              Aa        2,000M   1,982,500

Statement of Net Assets
NEW JERSEY SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
Transportation 15.66%               Delaware River & Bay Auth DE MBIA+ 4-3/4% 1/1/2024                AAA       $2,215M $ 1,888,288

                                    Delaware River Port Auth PA & NJ Rev FGIC+ 5-1/2% 1/1/2026        AAA        8,600M   8,256,000

                                    New Jersey Economic Dev Auth 7% 7/1/2016                          BBB*       5,545M   5,808,387

                                    New Jersey St Tnpk Auth FSA+ 6-1/2% 1/1/2016                      AAA        5,500M   6,036,250

                                    Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev 5% 7/1/2022       A          700M     609,000

                                    Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser C 5%
                                    7/1/2036                                                            A        5,500M   4,695,625

                                    Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser Y
                                    5-1/2% 7/1/2036                                                     A        1,150M   1,070,937

                                    Total                                                                                28,364,487
------------------------------------------------------------------------------------------------------------------------============
Water and Sewer 2.85%               Gloucester Co NJ Util Auth Sewer Rev MBIA+ 5.45% 1/1/2024         AAA          750M     715,312

                                    New Jersey Wastewtr Treatment Trust MBIA+ 7% 5/15/2006            AAA           75M      79,500

                                    New Jersey Wastewtr Treatment Trust 6-7/8% 6/15/2009               AA          155M     167,013

                                    New  Jersey  Wtr  Supply   Auth  Rev  MBIA+ AMT+++ 7-7/8%
                                    11/1/2013                                                         AAA        2,500M   2,656,250

                                    Stafford NJ Muni Util Auth Ser A FGIC+ 6-1/8% 12/1/2022           AAA        1,500M   1,537,500

                                    Total                                                                                 5,155,575
                                    ------------------------------------------------------------------------------------============
                                    Total Municipal Bonds 97.96% (Cost $174,626,315)                                    177,327,867
------------------------------------------------------------------------------------------------------------------------============
Other Assets, Less Liabilities 2.04%
------------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                                  3,696,077
-----------------------------------------------------------------------------------------------------------------------=============
Net Assets 100.00%                                                                                                     $181,023,944
-----------------------------------------------------------------------------------------------------------------------=============
                                    Net asset value ($181,023,944 / 35,240,413 shares outstanding)                            $5.14

* This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.

++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 1997.

+++  Income from these investments may be subject to the Alternative Minimum
     Tax.

     See Notes to Financial Statements.

Statement of Net Assets
CONNECTICUT SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
Prerefunded 19.36%                  Connecticut St Clean Wtr Fd 7% 1/1/2011                           AAA       $  400M  $  437,500

                                    Connecticut St Health & Ed/St Raphael Hosp Ser C AMBAC+ 7-1/2%
                                    7/1/2014                                                          AAA        1,000M   1,061,250

                                    Connecticut St Health & Ed/Yale-New Haven Hosp Ser F
                                    MBIA+ 7% 7/1/2010                                                 AAA           75M      81,563

                                    Connecticut St Health & Ed/Yale-New Haven Hosp Ser F
                                    MBIA+ 7.10% 7/1/2025                                              AAA        2,105M   2,297,081

                                    Connecticut St Spcl Tax Oblig Rev 6-3/4% 6/1/2011                 AAA        2,000M   2,197,500

                                    Connecticut St Spcl Tax Oblig Rev Ser A 7-1/8% 6/1/2007           AAA        5,000M   5,487,500

                                    Connecticut St Spcl Tax Oblig Rev Ser C 6.80% 12/1/2009           AAA          100M     107,500

                                    Puerto Rico Commonwealth 7-3/4% 7/1/2006                          AAA        3,000M   3,195,000

                                    Puerto Rico Commonwealth 7.70% 7/1/2020                           AAA          750M     833,438

                                    Puerto Rico Commonwealth Aqua & Sewer Auth Rev Ser A 7-7/8%
                                    7/1/2017                                                          AAA        2,000M   2,132,500

                                    Puerto Rico Commonwealth Hwy Ser T 6-5/8% 7/1/2018                AAA          453M     497,866

                                    Puerto Rico Commonwealth Hwy Ser P 8-1/8% 7/1/2013                AAA        2,000M   2,137,500

                                    Puerto Rico Commonwealth Hwy Ser T 6-5/8% 7/1/2018                AAA           67M      73,484

                                    Puerto Rico G.O. Ser A 7-3/4% 7/1/2017                            AAA          250M     271,563

                                    Puerto Rico Pub Bldg Auth Ser H 7-7/8% 7/1/2007                   AAA        2,000M   2,059,600

                                    Total                                                                                22,870,845
------------------------------------------------------------------------------------------------------------------------============

                                    Statementof Net Assets
                                    CONNECTICUT SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
General Obligation State 5.18%      Connecticut St Ser B 5-1/8% 8/15/2016                              Aa       $2,000M $ 1,855,000

                                    Puerto Rico Commonwealth 6.45% 7/1/2017                             A        2,000M   2,122,500

                                    Puerto Rico Commonwealth 6-1/2% 7/1/2023                            A        2,000M   2,142,500

                                    Total                                                                                 6,120,000
------------------------------------------------------------------------------------------------------------------------============
General Obligation Local 2.93%      Darien CT 5-1/2% 10/15/2015                                       Aaa          500M     490,625

                                    Hartford CT 6-1/2% 12/15/2005                                      AA          730M     796,613

                                    Killingly CT 7-1/4% 12/15/2004                                      A          250M     261,875

                                    Monroe CT 6.60% 4/15/2005                                           A          100M     108,500

                                    Montville CT 6.70% 6/15/2009                                       Aa          550M     619,438

                                    Montville CT 6.70% 6/15/2010                                       Aa          575M     646,155

                                    Portland CT 7.10% 12/15/2000                                        A          100M     107,750

                                    Redding CT 6.60% 4/15/2010                                         Aa          100M     111,000

                                    Voluntown CT 6-3/4% 10/1/2002                                       A          100M     107,375

                                    Watertown CT 6-1/2% 6/15/2003                                       A          100M     106,250

                                    West Haven CT MBIA+ 6-1/2% 6/15/2006                              AAA          100M     110,250

                                    Total                                                                                 3,465,831
------------------------------------------------------------------------------------------------------------------------============
Education 13.30%                    Connecticut St Health & Ed Facs/CT College C-1 MBIA+ 5-1/2%
                                    7/1/2027                                                          AAA        1,000M     950,000

                                    Connecticut St Health & Ed Facs/Fairfield Univ Ser F 6.90%
                                    7/1/2014                                                          BBB        1,500M   1,552,500

                                    Connecticut St Health & Ed Facs/Kent Sch Ser B MBIA+ 5.40%
                                    7/1/2023                                                          AAA        1,000M     936,250

                                    Connecticut St Health & Ed Facs/New Haven Ser D 6.70% 7/1/2026    BBB        1,000M   1,000,000

                                    Connecticut St Health & Ed Facs/Sacred Heart Ser C 6-1/2% 7/1/2016 BBB       1,000M   1,005,000

                                    Connecticut St Health & Ed Facs/Trinity College Ser E MBIA+
                                    5-7/8% 7/1/2026                                                   AAA        1,370M   1,359,725

                                    Connecticut St Health & Ed Facs/Westminster Sch Ser A MBIA+
                                    5-1/2% 7/1/2016                                                   AAA        1,000M     960,000

                                    Connecticut St Health & Ed Facs/Yale Univ RIBS 8.006%
                                    6/10/2030++                                                       AAA        6,800M   6,723,500

                                    Connecticut St Higher Ed Supplemental Loan Auth Ser A
                                    AMT+++ 7-3/8% 11/15/2005                                            A          755M     785,200

                                    Connecticut St Higher Ed Supplemental Loan Auth Ser A
                                    AMT+++ 7.20% 11/15/2010                                             A          415M     435,230

                                    Total                                                                                15,707,405
------------------------------------------------------------------------------------------------------------------------============
Health and Hospital 10.89%          Connecticut St Health & Ed/Greenwich Hosp Ser A MBIA+ 5-3/4%
                                    7/1/2016                                                          AAA        1,350M   1,344,938

                                    Connecticut St Health & Ed/Windham Cmnty Mem Hosp Ser C
                                    5-3/4% 7/1/2011                                                   BBB        2,000M   1,902,500

                                    Connecticut St Health & Ed/Bridgeport Hosp MBIA+ 65/8% 7/1/2018   AAA        1,250M   1,321,875

                                    Connecticut St Health & Ed/Danbury Hosp Ser F AMBAC+ 5-3/8%
                                    7/1/2017                                                          AAAB         750M     710,625

                                    Connecticut St Health & Ed/Greenwich Hosp MBIA+ 5.80% 7/1/2026    AAA        3,230M   3,193,663

                                    Connecticut St Health & Ed/St Marys Hosp Ser C 7-3/8% 7/1/2020    Baa        3,250M   3,424,688

                                    Connecticut St Health & Ed/Waterbury Hosp Ser B FSA+ 7% 7/1/2020  AAA          100M     106,625

                                    Connecticut St Health & Ed/William Backus Hosp 6-3/8% 7/1/2022      A          850M     858,500

                                    Total                                                                                12,863,414
------------------------------------------------------------------------------------------------------------------------============
Housing 7.61%                       Connecticut St Hsg Fin Auth Ser A Sub Ser A-2 FHA+ AMT+++ 7.20%
                                    11/15/2008                                                         AA          595M     627,725

                                    Connecticut St Hsg Fin Auth Ser A-2 AMT+++ 6.45% 5/15/2022         AA        1,100M   1,119,250

                                    Connecticut St Hsg Fin Auth Ser B 6-3/4% 11/15/2023                AA        2,870M   3,002,738

                                    Connecticut St Hsg Fin Auth Ser D-2 AMT+++ 6.90% 5/15/2020         AA        1,000M   1,038,750

                                    Connecticut St Hsg Fin Auth Sub Ser D-2 AMT+++ 6.20% 11/15/2027    AA        2,000M   1,972,500
                                    Connecticut St Hsg Fin Auth Sub Ser E-2 AMT+++ 6.15% 11/15/2027    AA        1,250M   1,231,250

                                    Total                                                                                 8,992,213
------------------------------------------------------------------------------------------------------------------------============

Industrial Revenue Bonds 12.67%     Connecticut St Dev Auth/Pfizer Inc Prjt 6.55% 2/15/2013           AAA        3,570M   3,842,212

                                    Connecticut St Dev Auth/Pfizer Inc Prjt AMT+++ 7% 7/1/2025        AAA        2,500M   2,756,250

                                    Eastern CT Res Recovery/Wheelabrator Lisbon Prjt Ser A
                                    AMT+++ 5-1/2% 1/1/2020                                              A        4,000M   3,600,000

                                    Statementof Net Assets
                                    CONNECTICUT SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
                                    Puerto Rico Ind Med & Environmental/American Home Products
                                    5.10% 12/1/2018                                                     A       $2,000M $ 1,805,000

                                    Puerto Rico Ind Med & Environmental/Upjohn 7-1/2% 12/1/2023        AA        1,000M   1,076,250

                                    Puerto Rico Ind Med & Environmental/Warner Lambert 7.60% 5/1/2014  Aa        1,750M   1,892,188

                                    Total                                                                                14,971,900
------------------------------------------------------------------------------------------------------------------------============
Miscellaneous 9.48%                 Connecticut Middletown Courthouse MBIA+ 6-1/4% 12/15/2010          AAA        575M      608,063

                                    Connecticut St Dev Govt Lease Rev MBIA+ 6.60% 6/15/2014           AAA         500M      541,250

                                    New Haven CT Air Rights Pkg MBIA+ 6-1/2% 12/1/2015                AAA       9,475M   10,055,343

                                    Total                                                                                11,204,656
------------------------------------------------------------------------------------------------------------------------============
Power 2.68%                         Connecticut St Dev Auth/New England Pwr Co 7-1/4% 10/15/201         A          760M     808,450

                                    Puerto Rico Elec Pwr Auth Ser T RIBS FSA+ 9.016% 7/1/2018++       AAA        1,500M   1,599,375

                                    Puerto Rico Elec Pwr Auth Ser X 6-1/8% 7/1/2021                     A          750M     756,562

                                    Total                                                                                 3,164,387
------------------------------------------------------------------------------------------------------------------------============

Solid Waste 5.32%                   Connecticut St Res Recovery/American Ref Fuel Ser A
                                    AMT+++ 8% 11/15/2015                                               AA        1,100M   1,179,750

                                    Connecticut St Res Recovery/American Ref Fuel Ser A
                                    AMT+++ 6.45% 11/15/2022                                             A        4,985M   5,103,393

                                    Total                                                                                 6,283,143
------------------------------------------------------------------------------------------------------------------------============

Transportation 5.77%                Connecticut St Spcl Tax Oblig Rev Ser B 10% 10/1/2000              AA        4,000M   4,705,000

                                    Connecticut St Spcl Tax Oblig Rev Ser B FGIC+ 6.10% 10/1/2011     AAA        1,000M   1,050,000

                                    Connecticut St Spcl Tax Oblig Rev Ser B MBIA+ 5-3/8% 10/1/2015    AAA          500M     478,125

                                    Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev 5-1/2% 7/1/2015   A          600M     581,250

                                    Total                                                                                 6,814,375
------------------------------------------------------------------------------------------------------------------------============
Water and Sewer 3.42%               Connecticut St Dev Auth Wtr Fac Rev AMT+++ 6.15% 4/1/2035           A          500M     495,000

                                    Connecticut St Dev Auth Wtr Fac Rev Ser A AMBAC+ AMT+++ 5-3/4%
                                    7/1/2028                                                          AAA          250M     237,812

                                    Puerto Rico Commonwealth Aqua & Sewer Auth Rev 5% 7/1/2019          A        2,000M   1,767,500

                                    Puerto Rico Commonwealth Aqua & Sewer Auth Rev 5% 7/1/2015          A        1,700M   1,538,500

                                    Total                                                                                 4,038,812
                                    ------------------------------------------------------------------------------------============
                                    Total Municipal Bonds 98.61% (Cost $115,694,664)                                    116,496,981
------------------------------------------------------------------------------------------------------------------------============
Other Assets, Less Liabilities 1.39%
------------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                                  1,640,874
------------------------------------------------------------------------------------------------------------------------============
Net Assets 100.00%                                                                                                     $118,137,855
-----------------------------------------------------------------------------------------------------------------------=============

                                    Net asset value ($118,137,855 / 11,742,990 shares outstanding)                           $10.06

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.

++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 1997.

+++  Income from these investments may be subject to the Alternative Minimum
     Tax.

     See Notes to Financial Statements.

Statement of Net Assets
MISSOURI SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
Prerefunded 24.99%                  Cape Girardeau MO Wtrwks Sys Rev FGIC+ 6.40% 3/1/2012             AAA       $1,150M $ 1,233,375

                                    Central MO St Univ MBIA+ 7% 7/1/2014                              AAA          150M     165,750

                                    Kansas City MO Arpt Rev Ser B CGIC 6-7/8% 9/1/2014                AAA        1,490M   1,678,113

                                    Kansas City MO Muni Assistance Corp Rev AMBAC+ 6-5/8% 4/15/2015   AAA        6,225M   6,769,688

Statement of Net Assets
MISSOURI SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
                                    Kansas City MO Muni Assistance Corp Rev AMBAC+ 7-1/8% 4/15/2016   AAA       $  805M $   877,450

                                    Kansas City MO Muni Assistance Corp Rev AMBAC+ 6% 4/15/2020       AAA        1,030M   1,078,925

                                    Missouri St Health & Ed Facs Rev/Christian Health FGIC
                                    6-7/8% 2/15/2013                                                  AAA        2,100M   2,296,875

                                    Missouri St Health & Ed Facs Rev/St Lukes MBIA+ 7% 11/15/2013     AAA        1,030M   1,144,588

                                    Missouri St Regional Convention Ser A 6.90% 8/15/2021             AAA        9,750M  10,846,875

                                    Puerto Rico Commonwealth 7.70% 7/1/2020                           AAA        4,420M   4,911,725

                                    Puerto Rico Elec Pwr Auth Rev Ser M 8% 7/1/2008                   AAA          300M     320,250

                                    Puerto Rico Elec Pwr Auth Rev Ser P 7% 7/1/2021                   AAA          300M     331,875

                                    Sikeston MO Elec Rev MBIA+ 6-1/4% 6/1/2022                        AAA        1,000M   1,082,500

                                    Springfield MO Sch Dist No 12 Ser A FGIC+ 6-3/4% 3/1/2011         AAA        1,225M   1,315,344

                                    Total                                                                                34,053,333
------------------------------------------------------------------------------------------------------------------------============
General Obligation State 4.47%      Puerto Rico Commonwealth RIBS MBIA+ 8.284% 7/1/2008++             AAA        1,000M   1,060,000

                                    Puerto Rico Commonwealth 6.45% 7/1/2017                             A          990M   1,050,638

                                    Puerto Rico Commonwealth RIBS FSA+ 8.382% 7/1/2020++              AAA        4,000M   3,975,000

                                    Total                                                                                 6,085,638
------------------------------------------------------------------------------------------------------------------------============
General Obligation Local 1.68%      Columbia MO Spcl Oblig Cap Imp 5-1/2% 2/1/2016                      A          500M     481,875

                                    Greene Co MO Reorg Sch Dist Direct Dep 5-3/4% 3/1/2016             AA        1,785M   1,802,850

                                    Total                                                                                 2,284,725
------------------------------------------------------------------------------------------------------------------------============
Education 9.88%                     Missouri St Health & Ed Facs Rev/St Louis Univ AMBAC+ 5.20%
                                    10/1/2026                                                         AAA        4,000M   3,630,000

                                    Missouri St Health & Ed Facs Rev/St Louis Univ HS 6.35% 10/1/2014   A        2,000M   2,077,500

                                    Platte Co MO Reorg Sch Dist Ctfs 7-1/8% 1/1/2011                    A          500M     531,875

                                    St Louis MO Sch Dist FGIC+  6% 4/1/2012                           AAA        1,275M   1,319,625

                                    University of MO Rev 5-1/2% 11/1/2017                              AA        3,500M   3,381,875

                                    University of MO Rev 5-1/2% 11/1/2023                              AA          375M     358,593

                                    University of MO Rev Ser A AMBAC+ 6-1/2% 11/1/2011                AAA        2,000M   2,160,000

                                    Total                                                                                13,459,468
------------------------------------------------------------------------------------------------------------------------============
Finance 12.52%                      Blue Spring MO Pub Bldg Auth Leasehold Rev Ser A FGIC+ 5-1/8%
                                    9/1/2016                                                          AAA        1,630M   1,519,975

                                    Kansas City MO Muni Assistance Corp Rev MBIA+ 5-1/8% 4/15/2015    AAA        9,000M   8,336,250

                                    Kansas City MO Muni Assistance Corp Rev MBIA+ 5-3/8% 4/15/2016    AAA        6,000M   5,715,000

                                    Poplar Bluff MO Pub Bldg Auth Leasehold Rev Ser A MBIA+ 5-1/2%
                                    9/1/2012                                                          AAA        1,500M   1,490,625

                                    Total                                                                                17,061,850
------------------------------------------------------------------------------------------------------------------------============
Health and Hospital 15.02%          Hannibal MO Ind Dev Auth Health Facs Rev Ser A FSA+ 5-5/8%
                                    3/1/2012                                                          AAA        2,170M   2,170,000

                                    Hannibal MO Ind Dev Auth Health Facs Rev Ser A FSA+ 5-3/4%
                                    3/1/2022                                                          AAA        1,250M   1,234,375

                                    Jackson Co MO Ind Dev Rev/St Joseph Health Ctr 7% 7/1/2022        Baa        1,500M   1,569,375

                                    Missouri St Health & Ed Facs Rev/BJC Health Ser A 6-1/2% 5/15/2020 AA        4,900M   5,298,125

                                    Missouri St Health & Ed Facs Rev/Health Midwest Ser B
                                    MBIA+ 6-1/4% 2/15/2022                                            AAA        5,000M   5,156,250

                                    Missouri St Health & Ed Facs Rev/Heartland Health Sys
                                    AMBAC+ 6.35% 11/15/2017                                           AAA        2,600M   2,710,500

                                    Missouri St Health & Ed Facs Rev/SSMHealth Care Ser AA MBIA+
                                    6-1/4% 6/1/2016                                                   AAA        2,250M   2,328,750

                                    Total                                                                                20,467,375
------------------------------------------------------------------------------------------------------------------------============
Housing 5.68%                       Missouri St Hsg Dev Comm Mtge Rev Ser A GNMA  AMT+++ 6-3/4%
                                    6/1/2024                                                          AAA          350M     364,000

                                    Missouri St Hsg Dev Comm Mtge Rev Ser A GNMA  AMT+++ 6.22%
                                    3/1/2026                                                          AAA        5,000M   5,062,500

                                    Missouri St Hsg Dev Comm Mtge Rev Ser B GNMA  AMT+++ 6.40%
                                    12/1/2024                                                         AAA        2,135M   2,172,362

                                    Puerto Rico Hsg Fin Corp Mtge Rev Ser A GNMA  7.80% 10/15/2021    AAA           10M      10,362

                                    Puerto Rico Hsg Fin Corp Mtge Rev Ser B GNMA  7.65% 10/15/2022    AAA          125M     131,094
------------------------------------------------------------------------------------------------------------------------============
                                    Total                                                                                 7,740,318

Statement of Net Assets
MISSOURI SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
Industrial  Revenue Bonds  2.60%    Missouri St Environmental Imp & Energy Rev/Union
                                    Elec Ser A 7.40% 5/1/2020                                          AA        $ 550M   $ 594,000

                                    Puerto Rico Tel Auth Rev RIBS MBIA+ 6.758% 1/25/2007++            AAA        2,000M   2,020,000

                                    Puerto Rico Tel Auth Rev RIBS MBIA+ 6.976% 1/16/2015++            AAA        1,000M     931,250

                                    Total                                                                                 3,545,250
------------------------------------------------------------------------------------------------------------------------============
Miscellaneous 4.09%                 Clay Co MO Pub Bldg Auth Leasehold Rev FGIC+ 7% 5/15/2014         AAA        1,000M   1,103,750

                                    St Louis Co MO Ind Dev Rev Arena Prjt AMT+++ 7-7/8% 12/1/2024     BBB        2,000M   2,142,500

                                    St Louis MO Land Clearance Rev 7-3/4% 7/1/2021                     BBB*       2,210M   2,331,550

                                    Total                                                                                 5,577,800
------------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue 9.90%     Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev 6.55%
                                    7/1/2014                                                           Aa        3,000M   3,195,000

                                    Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev 5-3/4%
                                    1/1/2016                                                           Aa        2,400M   2,403,000

                                    Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev 5-5/8%
                                    7/1/2016                                                           Aa          900M     888,750

                                    Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev 7.20%
                                    7/1/2016                                                           Aa        2,250M   2,517,187

                                    Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev 5.90%
                                    1/1/2019                                                           Aa        2,050M   2,052,562

                                    Sikeston MO Elec Rev MBIA+ 6-1/4% 6/1/2012                        AAA        2,250M   2,435,625

                                    Total                                                                                13,492,124
------------------------------------------------------------------------------------------------------------------------============
Power 2.04%                         Puerto Rico Elec Pwr Auth RIBS FSA+ 8.328% 7/1/2023++             AAA        2,500M   2,506,250

                                    Sikeston MO Elec Rev Ref MBIA+ 5% 6/1/2022                        AAA          315M     280,350

                                    Total                                                                                 2,786,600
------------------------------------------------------------------------------------------------------------------------============
Water and Sewer 6.01%               Kansas City MO Wtr Rev Ser D 7th Issue 6.65% 12/1/2013             AA        2,800M   3,024,000

                                    Missouri St Environmental Imp Energy Res Auth Fac Rev
                                    MBIA+ AMT+++ 5.95% 11/1/2019                                      AAA        1,500M   1,494,375

                                    Puerto Rico Commonwealth Aqu & Sewer Auth Rev 5% 7/1/2019           A        1,000M     883,750

                                    St Louis MO Pkg Facs Rev MBIA+ 5-3/8% 12/15/2021                  AAA          510M     478,762

                                    St Louis MO Wtr Rev FGIC+ 6% 7/1/2014                             AAA        2,250M   2,306,250

                                    Total                                                                                 8,187,137
                                    ------------------------------------------------------------------------------------============
                                    Total Municipal Bonds 98.88% (Cost $131,530,692)                                    134,741,618
------------------------------------------------------------------------------------------------------------------------============
Other Assets, Less Liabilities 1.12%
------------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                                  1,525,128
-----------------------------------------------------------------------------------------------------------------------=============
Net Assets 100.00%                                                                                                     $136,266,746
-----------------------------------------------------------------------------------------------------------------------=============

                                    Net asset value ($136,266,746 / 27,093,539 shares outstanding)                            $5.03

* This investment has not been rated by an independent ratings service, but is, in Lord Abbett's opinion, of comparable quality.

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.

++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 1997.

+++  Income from these investments may be subject to the Alternative Minimum
     Tax.

     See Notes to Financial Statements.

Statement of Net Assets
Hawaii series MARCH 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
Prerefunded 22.35%                  Hawaii St Dept Bdg & Fin/Pali Moni Med Ctr 7.60% 7/1/2010         AAA       $  200M  $  225,500

                                    Hawaii St Dept Bdg & Fin/Pali Moni Med Ctr 7.65% 7/1/2019         AAA        1,000M   1,130,000

                                    Hawaii St Dept Bdg & Fin/Queens Med Hosp FGIC+ 6-1/2% 7/1/2012    AAA          250M     257,500

                                    Hawaii St G.O. Ser B-R 7% 6/1/2009                                AAA        1,000M   1,070,000

                                    Hawaii St G.O. Ser B-R 7% 6/1/2010                                AAA        2,430M   2,600,100

Statement of Net Assets
Hawaii series MARCH 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
                                    Hawaii St G.O. Ser B-S 7% 9/1/2003                                AAA       $  500M  $  541,875

                                    Hawaii St G.O. Ser B-S 7-1/8% 9/1/2009                            AAA          700M     761,250

                                    Honolulu HI City & Co G.O. 7.10% 6/1/2006                         AAA        1,000M   1,080,000

                                    Honolulu HI City & Co G.O. Ser C 7.15% 6/1/2008                   AAA          500M     541,875

                                    Honolulu HI City & Co G.O. Ser C 7.15% 6/1/2010                   AAA        1,000M   1,083,750

                                    Honolulu HI City & Co G.O. Ser D 6.90% 12/1/2010                  AAA          400M     434,500

                                    Honolulu HI City & Co Ser B 6.90% 10/1/2002                       AAA          100M     105,500

                                    Maui Co HI Ser A AMBAC+ 6.80% 12/1/2001                           AAA        1,000M   1,082,500

                                    Puerto Rico Commonwealth 7-5/8% 7/1/2010                          AAA          500M     555,000

                                    Puerto Rico Commonwealth 7.70% 7/1/2020                           AAA          400M     444,500

                                    Puerto Rico Commonwealth Aqu & Sewer Auth Rev Ser A 7-7/8%
                                    7/1/2017                                                          AAA        1,600M   1,706,000

                                    Puerto Rico Commonwealth Hwy Ser Q 7-3/4% 7/1/2010                AAA          525M     584,719

                                    Puerto Rico Commonwealth Pub Imp Ser A 7.70% 7/1/2008             AAA        1,700M   1,842,375

                                    Puerto Rico Elec Pwr Auth Rev Ser M 8% 7/1/2008                   AAA          150M     160,125

                                    Puerto Rico Elec Pwr Auth Rev Ser P 7% 7/1/2021                   AAA          500M     553,125

                                    Puerto Rico Pub Bldg Auth Ser K 6-7/8% 7/1/2012                   AAA          450M     499,500

                                    Total                                                                                17,259,694
------------------------------------------------------------------------------------------------------------------------============
General Obligation State 22.22%     Hawaii St 8% 1/1/2013                                             AAA        2,000M   2,500,000

                                    Hawaii St 5-1/4% 3/2/2014                                          AA          500M     473,750

                                    Hawaii St 5-1/4% 3/1/2016                                          AA        2,030M   1,905,663

                                    Hawaii St Hwy Rev 5-1/4% 7/1/2016                                  AA        2,550M   2,374,688

                                    Hawaii St Ser B-Z 6% 10/1/2010                                     AA          500M     526,250

                                    Hawaii St Ser B-Z 6% 10/1/2012                                     AA          500M     521,875

                                    Puerto Rico Commonwealth 6.35% 7/1/2010                             A        1,285M   1,352,462

                                    Puerto Rico Commonwealth 6.45% 7/1/2017                             A        2,050M   2,175,563

                                    Puerto Rico Commonwealth RIBS FSA+ 8.382% 7/1/2020++              AAA        3,000M   2,981,250

                                    Puerto Rico Commonwealth 6-1/2% 7/1/2023                            A        1,250M   1,339,063

                                    Puerto Rico Commonwealth 6% 7/1/2026                                A        1,000M   1,010,000

                                    Total                                                                                17,160,564
-----------------------------------------------------------------------------------------------------------------------============
General Obligation Local 8.00%      Hawaii Co HI Ser A FGIC+ 5.60% 5/1/2013                           AAA        1,780M   1,773,325

                                    Honolulu HI City & Co FGIC+ 6% 12/1/2015                          AAA        1,000M   1,027,500

                                    Honolulu HI City & Co Ser A MBIA+ 5% 11/1/2015                    AAA        1,500M   1,376,250

                                    Honolulu HI City & Co Ser A FGIC+ 5-1/2% 9/1/2016                 AAA        1,000M     967,500

                                    Maui Co HI Ser A MBIA+ 5-3/4% 6/1/2016                            AAA        1,035M   1,031,118

                                    Total                                                                                 6,175,693
------------------------------------------------------------------------------------------------------------------------============
Education .36%                      University of HI AMBAC+ 5.45% 10/1/2006                           AAA          275M     279,125
------------------------------------------------------------------------------------------------------------------------============
Health and Hospital 7.55%           Hawaii St Dept Bdg & Fin Spcl Purp Rev Kapi'olani 6.20% 7/1/2016    A        1,000M   1,005,000

                                    Hawaii St Dept Bdg & Fin Spcl Purp Rev Kapi'olani 6-1/4% 7/1/2021   A        2,000M   2,010,000

                                    Hawaii St Dept Bdg & Fin/St Francis Hosp CGIC  6-1/2% 7/1/2022    AAA        1,200M   1,261,500

                                    Puerto Rico Ind Med & Environmental/St Luke Hosp 6-1/4% 6/1/2010    A        1,390M   1,402,163

                                    Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Fac Ser A
                                    MBIA+ 6-1/4% 7/1/2024                                             AAA          150M     155,625

                                    Total                                                                                 5,834,288
------------------------------------------------------------------------------------------------------------------------============
Housing 3.29%                       Hawaii St Hsg Fin & Dev Corp Rev Univ of HI Faculty Hsg Prjt
                                    AMBAC+ 5.70% 10/1/2025                                            AAA          500M     491,875

                                    Hawaii St Hsg Fin & Dev Corp Ser A FNMA  AMT+++ 7.10% 7/1/2024     Aa          960M   1,000,800

                                    Hawaii St Hsg Fin & Dev Corp/Univ of HI Faculty Hsg Prjt
                                    AMBAC+ 5.65% 10/1/2016                                            AAA        1,000M     986,250

                                    Puerto Rico Hsg Fin Corp Mtge Rev Ser B GNMA  7.65% 10/15/2022    AAA           60M      62,925

                                    Total                                                                                 2,541,850
------------------------------------------------------------------------------------------------------------------------============

Statement of Net Assets
Hawaii series MARCH 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue Bonds 4.45%      Puerto Rico Ind Med & Environmental Ctrl/Baxter Lab Ser A 8%
                                    9/1/2012                                                            A       $1,000M $ 1,072,500

                                    Puerto Rico Ind Med & Environmental/Warner Lambert 7.60% 5/1/2014  Aa        1,500M   1,621,875

                                    Puerto Rico Tel Auth Rev RIBS MBIA+ 6.976% 1/16/2015++            AAA          800M     745,000

                                    Total                                                                                 3,439,375
------------------------------------------------------------------------------------------------------------------------============
Power 19.65%                        Hawaii St Dept Bdg & Fin RIBS AMT+++ 7.192% 12/15/2023++          AAA        1,500M   1,290,000

                                    Hawaii St Dept Bdg & Fin Linked Sav LINK 5.538% 12/15/2023        AAA        7,000M   6,431,250

                                    Hawaii St Dept Bdg & Fin/HI Elec Ser A MBIA+ AMT+++ 6.60%
                                    1/1/2025                                                          AAA        2,750M   2,860,000

                                    Hawaii St Dept Bdg & Fin/HI  Elec Ser C MBIA+ AMT+++ 7-3/8%
                                    12/1/2020                                                         AAA        2,500M   2,709,375

                                    Puerto Rico Elec Pwr Auth RIBS FSA+ 8.328% 7/1/2023++             AAA        1,500M   1,503,750

                                    Puerto Rico Elec Pwr Auth Ser N 7-1/8% 7/1/2014                   BBB          365M     386,900

                                    Total                                                                                15,181,275
------------------------------------------------------------------------------------------------------------------------============
Transportation 9.36%                Hawaii St Arpt Sys Rev Ser M MBIA+ AMT+++ 7% 7/1/2018             AAA        2,125M   2,292,344

                                    Hawaii St Arpt Sys Rev 2nd Ser FGIC+ AMT+++ 7-1/2% 7/1/2020       AAA          445M     484,493

                                    Hawaii St Arpt Sys Rev 2nd Ser MBIA+ AMT+++ 6-3/4% 7/1/2021       AAA        2,745M   2,899,406

                                    Hawaii St Hbr Cap Imp Rev FGIC+ AMT+++ 6-1/4% 7/1/2015            AAA          500M     512,500

                                    Hawaii St Hbr Cap Imp Rev FGIC+ AMT+++ 6-3/8% 7/1/2024            AAA          500M     511,250

                                    Puerto Rico Commonwealth Hwy Ser V 6-5/8% 7/1/2012                  A          500M     533,750

                                    Total                                                                                 7,233,743
------------------------------------------------------------------------------------------------------------------------============
Water and Sewer 2.80%               Honolulu HI City & Co Bd Wtr Supply Wtr Sys Rev 5.80% 7/1/2021     AA        1,000M     987,500

                                    Puerto Rico Commonwealth Aqu & Sewer Auth Rev 5% 7/1/2015           A          130M     117,650

                                    Puerto Rico Commonwealth Aqu & Sewer Auth Rev 5% 7/1/2019           A        1,200M   1,060,500

                                    Total                                                                                 2,165,650
                                    ------------------------------------------------------------------------------------============
                                    Total Municipal Bonds 100.03% (Cost $76,930,965)                                     77,271,257
------------------------------------------------------------------------------------------------------------------------============
Other Assets, Less Liabilities (.03)%
------------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                                    (25,273)
------------------------------------------------------------------------------------------------------------------------============
Net Assets 100.00%                                                                                                      $77,245,984
------------------------------------------------------------------------------------------------------------------------============
                                    Net asset value ($77,245,984 / 15,846,846 shares outstanding)                             $4.87

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.

++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 1997.

+++  Income from these investments may be subject to the Alternative Minimum
     Tax.

     See Notes to Financial Statements.

Statement of Net Assets
WASHINGTON SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
Prerefunded 24.96%                  Douglas Co WA Pub Util Dist No 1 Wells Hydroelec Ser A 8-3/4%
                                    9/1/2018                                                          AAA       $  150M $   193,688

                                    Lewis Co WA Pub Util Dist No Cowlitz Falls Hydroelec 7%
                                    10/1/2022                                                         AAA          500M     552,500

                                    Mount Vernon WA AMBAC+ 6.85% 12/1/2014                            AAA        1,285M   1,421,531

                                    Pike Place Mkt Preservation Ser A 6.60% 12/1/2021                 AAA        2,000M   2,145,000

                                    Puerto Rico Pub Bldg Auth Ser L 6-7/8% 7/1/2012                   AAA        1,000M   1,110,000

                                    Seattle WA Muni Metro Ser T 6-7/8% 1/1/2014                       AAA          500M     536,875

                                    Seattle WA Muni Metro Ser T 6-7/8% 1/1/2031                       AAA          500M     536,875

                                    Tacoma WA Elec Sys Rev FGIC+ 7-3/8% 1/1/2009                      AAA          500M     534,375

                                    Tacoma WA Elec Sys Rev LINK AMBAC+ 6.514% 1/2/2015                AAA        6,400M   6,920,000

                                    Tacoma WA Elec Sys Rev RIBS AMBAC+ 9.144% 1/2/2015++              AAA        2,300M   2,665,125

Statement of Net Assets
WASHINGTON SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
                                    Washington St Pub Pwr Supply Ser C 8% 7/1/2017                    AAA       $  475M  $  529,031

                                    Total                                                                                17,145,000
------------------------------------------------------------------------------------------------------------------------============
General Obligation State 10.29%     Washington St 6-3/8% 2/1/2014                                      AA        2,000M   2,092,500

                                    Washington St Ser B 5-3/4% 5/1/2016                                AA        5,000M   4,975,000

                                    Total                                                                                 7,067,500
------------------------------------------------------------------------------------------------------------------------============
General Obligation Local .55%       King Co WA 4-1/2% 1/1/2024                                         AA          320M     263,600

                                    Whatcom Co WA 5-3/4% 12/1/2012                                      A          115M     114,569

                                    Total                                                                                   378,169
------------------------------------------------------------------------------------------------------------------------============
Education .40%                      Washington St Higher Ed Facs Auth Rev CNLA  7% 10/1/2015          AAA          250M     271,875
------------------------------------------------------------------------------------------------------------------------============
Health and Hospital 2.41%           King Co WA Pub Hosp Dist N AMBAC+ 5-1/4% 9/1/2015                 AAA          750M     699,375

                                    Washington St Health Care Facs Auth Rev Grays Harbor Comm
                                    5.70% 7/1/2016                                                     AA        1,000M     955,000

                                    Total                                                                                 1,654,375
------------------------------------------------------------------------------------------------------------------------============
Housing 4.64%                       Skagit Co WA Hsg Auth Low Income Hsg Assistance Coll
                                    GNMA  7% 6/20/2035                                                AAA          750M     796,875

                                    Washington St Hsg Fin Comm Sing Fam Mtge Rev
                                    GNMA  AMT+++ 6.65% 7/1/2016                                       AAA          750M     759,375

                                    Washington St Hsg Fin Comm Sing Fam Mtge Rev
                                    GNMA  AMT+++ 7.05% 7/1/2022                                       AAA        1,550M   1,633,312

                                    Total                                                                                 3,189,562
------------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds .68%       Puerto Rico Tel Auth Rev RIBS MBIA+ 6.976% 1/16/2015++            AAA          500M     465,625
------------------------------------------------------------------------------------------------------------------------============
Miscellaneous .38%                  Spokane WA Pub Facs Dist AMBAC+ 6-1/2% 1/1/2018                   AAA          250M     261,562
------------------------------------------------------------------------------------------------------------------------============
Power 43.53%                        Chelan Co WA Pub Util Dist No 1 Columbia Riv Rock
                                    MBIA+ Zero Coupon 6/1/2025                                        AAA        5,000M     900,000

                                    Chelan Co WA Pub Util Dist Ser A MBIA+ AMT+++ 6.40% 7/1/2017      AAA        1,000M   1,038,750

                                    Chelan Co WA Pub Util Ser D MBIA+ AMT+++ 6.35% 7/1/2028           AAA        5,755M   5,927,650

                                    Douglas Co WA Pub Util Dist No 1 Wells Hydroelec AMBAC+ 8-3/4%
                                    9/1/2006                                                          AAA        5,860M   6,922,125

                                    Douglas Co WA Pub Util Dist No 1 Wells Hydroelec 8-3/4% 9/1/2018    A          350M     433,563

                                    Grant Co WA Pub Util Dist No 2 Wanapum Hydroelec Ser A 6-3/8%
                                    1/1/2023                                                            A          630M     641,812

                                    Lewis Co WA Pub Util Dist No 1 Cowlitz Falls Hydroelec 5-1/2%
                                    10/1/2022                                                          AA        1,400M   1,326,500

                                    Mason Co WA Pub Util Dist 6.35% 1/1/2013                            A        1,040M   1,066,000

                                    Puerto Rico Elec Pwr Auth LINK FSA+ 5.929% 7/1/2023               AAA        1,000M   1,001,250

                                    Puerto Rico Elec Pwr Auth RIBS FSA+ 8.328% 7/1/2023++             AAA        3,000M   3,007,500

                                    Washington St Pub Pwr Supply Sys Nuclear Prjt No 2 Rev Reg
                                    FSA+ 5.40% 7/1/2012                                               AAA        8,000M   7,640,000

                                    Total                                                                                29,905,150
------------------------------------------------------------------------------------------------------------------------============
Transportation 6.41%                Port Kalama WA Rev Ser B 5-5/8% 12/1/2015                          Baa          800M     749,000

                                    Port Seattle WA Rev Ser B AMT+++ 7.60% 12/1/2009                   AA          750M     829,688

                                    Port Seattle WA Rev Ser B AMT+++ 6.70% 11/1/2010                   AA          250M     262,812

                                    Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser C 5%
                                    7/1/2036                                                            A        3,000M   2,561,250

                                    Total                                                                                 4,402,750
------------------------------------------------------------------------------------------------------------------------============
Water and Sewer 12.40%              Pasco WA Wtr & Sewer Rev MBIA+ 6.40% 6/1/2014                     AAA          865M     914,738

                                    Renton WA Wtr & Sewer Rev 6.55% 11/1/2013                           A        1,000M   1,048,750

                                    Richland WA Wtr & Sewer Rev MBIA+ 6-1/4% 4/1/2012                 AAA          250M     259,062

                                    Richland WA Wtr & Sewer Rev MBIA+ 5.60% 11/1/2016                 AAA          500M     486,250
+
                                    Seattle WA Wtr Sys Rev 5-1/4% 12/1/2023                            AA        2,040M   1,858,950

                                    Seattle WA Wtr Sys Rev FGIC+ 5-5/8% 8/1/2026                      AAA        2,500M   2,387,500

                                    Tukwila WA Wtr & Sewer Rev MBIA+ 6-5/8% 2/1/2015                  AAA        1,370M   1,560,088

                                    Total                                                                                 8,515,338
------------------------------------------------------------------------------------------------------------------------============

Statement of Net Assets
WASHINGTON SERIES March 31, 1997


                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Municipal Bonds 106.65% (Cost $70,693,449)                                    $73,256,906
------------------------------------------------------------------------------------------------------------------------============
Other Assets, Less Liabilities (6.65)%
------------------------------------------------------------------------------------------------------------------------------------
Other               Short-Term      California St Ser A 4-1/2% 6/30/1997                             MIG1        1,000M   1,001,590
Assets              Securities
                                    Texas St Tax & Rev Anticipation Notes 43/4%
                                    8/29/1997                                                        MIG1        2,000M   2,007,400

                                    Total  (Cost $3,413,543)                                                              3,008,990
                    ----------------------------------------------------------------------------------------------------============
                    Cash                                                                                                  2,926,106
                    ----------------------------------------------------------------------------------------------------============
                    Receivable for: Securities sold                                                                       1,967,738

                                    Other                                                                                 1,047,333

                                    Total Other Assets                                                                    8,950,167
                    ---------------------------------------------------------------------------------------------------============
Liabilities         Payable for:    Securities purchased                                                                 13,106,598

                                    Other                                                                                   412,956

                                    Total Liabilities                                                                    13,519,554
                                    ------------------------------------------------------------------------------------============
                                    Total Other Assets, Less Liabilities                                                 (4,569,387)
------------------------------------------------------------------------------------------------------------------------============
Net Assets 100.00%                                                                                                      $68,687,519
------------------------------------------------------------------------------------------------------------------------============
                                    Net asset value ($68,687,519 / 13,892,477 shares outstanding)                             $4.94

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.

++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 1997.

+++  Income from these investments may be subject to the Alternative Minimum
     Tax.

     See Notes to Financial Statements.

Statement of Net Assets
MINNESOTA SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
Prerefunded 28.64%                  Brainerd MN Health Care Facs/Benedictine Health/St Joseph Prjt
                                    8-3/8% 2/15/2020                                                  AAA         $775M  $  864,125

                                    Breckenridge MN Hosp Facs/Franciscan Sisters Healthcare Ser B
                                    9-3/8% 9/1/2017                                                   AAA          350M     364,627

                                    Minneapolis & St Paul MN Hsg & Redev Auth Health Care Ser B
                                    8% 8/15/2014                                                      AAA          250M     279,688

                                    Minneapolis MN Hosp Rev MN Childrens Med Ctr Prjt Ser C
                                    7.30% 12/1/2006                                                   AAA          200M     222,500

                                    Minneapolis MN Hosp Rev MN Childrens Med Ctr Prjt Ser C 7%
                                    12/1/2020                                                         AAA          200M     220,250

                                    Puerto Rico Commonwealth 7.70% 7/1/2020                           AAA          150M     166,687

                                    St Louis Park MN Health Care Facs Rev 9-1/4% 1/1/2020             AAA          100M     113,250

                                    Western MN Muni Pwr Agy 1977 Ser A 6-3/8% 1/1/2016                AAA          210M     221,813

                                    Total                                                                                 2,452,940
------------------------------------------------------------------------------------------------------------------------============
General Obligation State 2.99%      Minnesota St 5-1/4% 8/1/2014                                       AA          265M     256,056
------------------------------------------------------------------------------------------------------------------------============
General Obligation Local 21.87%     Burnsville MN Indpt Sch Dist No 191 Ser A 5-1/8% 2/1/2017          AA          250M     234,062

                                    Champlin MN MBIA+ 5.60% 2/1/2021                                  Aaa          250M     243,750

                                    Frazee MN Indpt Sch Dist Ser A 5% 2/1/2016                        Aaa          250M     228,437

                                    Lakeville MN Indpt Sch Dist MBIA+ 5-1/8% 2/1/2013                 AAA          250M     234,687

                                    Minneapolis MN 5-1/8% 10/1/2020                                   Aaa          500M     461,875

                                    Minneapolis MN Spcl Sch Dist FGIC+ 5-3/8% 2/1/2014                AAA          250M     243,750

                                    North St Paul Maple Wood MN Indpt Sch Dist No 622 Ser A 5-1/8%
                                    2/1/2025                                                           Aa          250M     226,562

                                    Total                                                                                 1,873,123
------------------------------------------------------------------------------------------------------------------------============

Statement of Net Assets
MINNESOTA SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
Education 5.73%                     Minnesota St Higher Ed Facs Auth Rev/Univ St Thomas Ser 4-A1
                                    5-5/8% 10/1/2016                                                    A         $250M  $  242,812

                                    University of MN 53/4% 7/1/2018                                    AA          250M     247,813

                                    Total                                                                                   490,625
------------------------------------------------------------------------------------------------------------------------============
Health and Hospital 18.87%          Minneapolis & St Paul MN Hsg & Redev Auth Health Care
                                    Sys MBIA+ 6-3/4% 8/15/2014                                        AAA          245M     260,925

                                    Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
                                    CGIC  5.70% 8/15/2016                                             AAA          150M     148,312

                                    Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
                                    6.90% 12/1/2022                                                     A          300M     322,875

                                    Rochester MN Health Care Ser H RIBS 8-1/4% 11/15/2015++            AA          650M     662,188

                                    St Cloud MN Hosp Facs Rev Ref St Cloud Ser B AMBAC+ 5% 7/1/2020   AAA          250M     221,563

                                    Total                                                                                 1,615,863
------------------------------------------------------------------------------------------------------------------------============
Housing 16.82%                      Dakota Co MN Hsg Dev AMBAC+ 5-1/8% 1/1/2017                        AAA          250M     243,438

                                    Minnesota St Hsg Fin Agy Sing Fam Mtge Ser B-1 RMK
                                    AMT+++ 6-3/4% 1/1/2026                                             AA           95M      98,088

                                    Minnesota St Hsg Fin Agy Sing Fam Mtge Ser D AMT+++ 6.40% 7/1/2015 AA          250M     254,375

                                    Minnesota St Hsg Fin Agy Sing Fam Mtge Ser E RMK 5.90% 7/1/2025    AA          250M     250,937

                                    Minnesota St Hsg Fin Agy Sing Fam Mtge Ser G AMT+++ 61/4% 7/1/2026 AA          250M     250,938

                                    Minnesota St Hsg Fin Agy Sing Fam Mtge Ser B AMT+++ 5.65% 7/1/2022 AA          250M     240,625

                                    St Louis Park MN Multi-Fam Hsg FHA+ 6.15% 12/1/2016                Aa          100M     101,750

                                    Total                                                                                 1,440,151
------------------------------------------------------------------------------------------------------------------------============
Water and Sewer 3.08%               Marshall MN Elec & Wtr Util FSA+ 6.45% 7/1/2011                   AAA          150M     159,750

                                    Minnesota Pub Facs Auth Wtr Poll Ctrl Rev Ser A 6-1/4% 3/1/2016   AAA          100M     104,250

                                    Total                                                                                   264,000
                                    ------------------------------------------------------------------------------------============
                                    Total Municipal Bonds 98.00% (Cost $8,512,540)                                        8,392,758
------------------------------------------------------------------------------------------------------------------------============
Other Assets, Less Liabilities 2.00%
------------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                                    171,104
------------------------------------------------------------------------------------------------------------------------============
Net Assets 100.00%                                                                                                       $8,563,862
------------------------------------------------------------------------------------------------------------------------============
                                    Net asset value ($8,563,862 / 1,757,221 shares outstanding)                               $4.87

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.

++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 1997.

+++  Income from these investments may be subject to the Alternative Minimum
     Tax.

     See Notes to Financial Statements.

Statement of Net Assets
CALIFORNIA SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
Prerefunded 29.25%                  California Health Fac Auth Rev/Robert F Kennedy Med Ctr
                                    CA MTGE  7-3/4% 3/1/2014                                          AAA      $ 1,000M $ 1,054,040

                                    Capistrano CA Unified Sch Dist Co Fac Dist Spcl Tax 8-3/8%
                                    10/1/2020                                                         AAA        2,500M   2,846,875

                                    Concord CA Redev Agy 3rd Ser MBIA+ 8% 7/1/2018                    AAA        1,715M   1,830,763

                                    East Bay CA Muni Util Dist Wtr Sys Rev AMBAC+ 6-1/2% 6/1/2017     AAA        9,935M  11,065,106

                                    Local Govt Fin/Anaheim Redev 8.20% 9/1/2015                       AAA        1,500M   1,612,500

                                    Los Angeles CA Civic Ctr Ctfs 8% 6/1/2010                         AAA        3,000M   3,191,250

                                    Los Angeles CA Convention Ctfs Ser A 7-3/8% 8/15/2018             AAA       15,900M  17,191,875

                                    North City West CA Sch Facs Fin Auth Spcl Tax Ser A 7.85%
                                    9/1/2019                                                          AAA       10,025M  11,002,437

Statement of Net Assets
CALIFORNIA SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------

                                    Northern CA Transmission Rev Ser A MBIA+ 7% 5/1/2024              AAA      $ 1,750M $ 1,896,563

                                    Puerto Rico Commonwealth 7.70% 7/1/2020                           AAA        2,000M   2,222,500

                                    Puerto Rico Commonwealth Hwy Auth Rev Ser Q 7-3/4% 7/1/2016       AAA        2,250M   2,505,938

                                    Puerto Rico Commonwealth Hwy Auth Rev Ser Q 8% 7/1/2018           AAA        3,500M   3,915,625

                                    Sacramento  CA Muni  Util  Dist  Elec  Rev Ser V 7-7/8%
                                    8/15/2016                                                         AAA        2,500M   2,678,125

                                    San Francisco CA City & Co Pub Util Wtr Rev 6-1/2% 11/1/2017      AAA        7,000M   7,647,500

                                    Santa Clara CA Redev FGIC+ 7-3/4% 6/1/2014                        AAA        2,000M   2,125,000

                                    Vallejo CA Rev Wtr Imp FGIC+ 6-1/2% 11/1/2014                     AAA        6,565M   7,254,325

                                    Total                                                                                80,040,422
------------------------------------------------------------------------------------------------------------------------============
General Obligation State .37%       Puerto Rico Commonwealth 6% 7/1/2026                                A        1,000M   1,010,000
------------------------------------------------------------------------------------------------------------------------============
General Obligation Local 1.04%      Palo Alto CA Unified Sch Dist Ser B 5-3/8% 8/1/2021                 AA        3,000M   2,835,000
------------------------------------------------------------------------------------------------------------------------============
Education 10.31%                    California Ed Fac Auth Rev/Loyola Marymount Univ Ser B 6.60%
                                    10/1/2022                                                           A        1,900M   2,006,875

                                    California Ed Fac Auth Rev/Univ of San Francisco MBIA+ 6%
                                    10/1/2016                                                         AAA        1,500M   1,524,375

                                    California Ed Fac Auth Rev/Univ of San Francisco MBIA+ 6%
                                    10/1/2026                                                         AAA        6,000M   6,052,500

                                    California St Univ Rev FGIC+ 5.90% 11/1/2021                      AAA       11,700M  11,743,875

                                    University CA Rev AMBAC+ 6% 7/1/2026                              AAA        6,825M   6,876,187

                                    Total                                                                                28,203,812
------------------------------------------------------------------------------------------------------------------------============
Health and Hospital 1.97%           California Health Fac Auth Rev/Cedarknoll Ser B MTGE  7-1/2%
                                    8/1/2020                                                            A        1,000M   1,073,750

                                    California Health Fac Auth Rev/San Diego Hosp Assn MBIA+ 6.95%
                                    10/1/2021                                                         AAA        2,750M   3,007,813

                                    California Health Fac Fin Auth Rev Ser C 6-1/4% 9/1/2017            A        1,290M   1,315,800

                                    Total                                                                                 5,397,363
------------------------------------------------------------------------------------------------------------------------============
Housing 6.49%                       California Hsg Fin Agy Rev Home Mtge Ser A 7-3/8% 8/1/2017         Aa        7,330M   7,742,312

                                    California Hsg Fin Agy Rev Home Mtge Ser R MBIA
                                    AMT+++ 6.15% 8/1/2027                                             AAA        3,250M   3,254,063

                                    California St Hsg Fin Agy Home Mtge Rev Ser L MBIA+ AMT+++
                                    6.40% 8/1/2027                                                    AAA        6,625M   6,749,219

                                    San Diego CA Sing Fam Mtge Rev 9.20% 7/15/2016                     Aa            5M       5,131

                                    Total                                                                                17,750,725
------------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds .61%       Puerto Rico Ind Med & Environmental/Upjohn 7-1/2% 12/1/2023        AA        1,550M   1,668,188
------------------------------------------------------------------------------------------------------------------------============
Miscellaneous 5.38%                 Concord CA Redev Agy 3rd Ser MBIA+ 8% 7/1/2018                    AAA           35M      37,100

                                    Delano CA Unified Sch Dist Ctfs Part Ser A AMBAC+ 5.90% 1/1/2022  AAA          895M     884,931

                                    Los Angeles Co CA Met Trans Auth Sales Tax Rev Ser A
                                    MBIA+ 6% 7/1/2023                                                 AAA        5,000M   5,037,500

                                    Los Angeles Co CA Trans Comm Sales Tax Rev MBIA+ 7% 7/1/2019      AAA        4,960M   5,338,200

                                    Puerto Rico Commonwealth Infrastructure Fin Auth Ser A 7.90%
                                    7/1/2007                                                          BBB        1,900M   2,006,875

                                    Santa Clara CA Ctfs 7.80% 11/1/2013                                 A        1,295M   1,405,075

                                    Total                                                                                14,709,681
------------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue 5.39%     California Poll Ctrl Rev/Mobil Oil Prjt AMT+++ 5-1/2% 12/1/2029   AA         3,950M   3,648,812

                                    California Poll Ctrl Rev/Pacific Gas & Elec MBIA+ AMT+++ 8-3/4%
                                    1/1/2007                                                          AAA          650M     681,889

                                    California Poll Ctrl Rev/So CA Edison AMBAC+ AMT+++ 6.40%
                                    12/1/2024                                                         AAA       10,000M  10,425,000

                                    Total                                                                                14,755,701
------------------------------------------------------------------------------------------------------------------------============
Power 11.32%                        Los Angeles CA Dept Wtr & Pwr Elec Plt Rev 5-3/8% 9/1/2023         Aa        1,300M   1,183,000

                                    Los Angeles CA Dept Wtr & Pwr Elec Plt Rev FGIC+ 5.40% 11/15/2031 AAA        1,000M     920,000

                                    Northern CA Transmission Rev MBIA+ 6-1/2% 5/1/2016                AAA        4,250M   4,547,500

                                    Northern CA Transmission Rev RIBS MBI+  6.927% 4/29/2024++        AAA        8,500M   7,596,875

                                    Palo Alto CA Util Rev Ser A 6-1/4% 6/1/2020                        AA        2,860M   2,977,975

                                    Puerto Rico Elec Pwr Auth Rev Ser D 7-1/8% 7/1/2014               Baa          500M     531,250

                                    Puerto Rico Elec Pwr Auth Rev Ser X 5-1/2% 7/1/2025               Baa        1,000M     930,000

Statement of Net Assets
CALIFORNIA SERIES March 31, 1997

                                                                                                 Rating: S&P  Principal
                                    Investment                                                    or Moody's   Amount   Market Value
------------------------------------------------------------------------------------------------------------------------------------
                                    Sacramento CA Muni Util Dist Elec Rev RIBS FGIC+ 8.666%++
                                    8/15/2018                                                         AAA      $ 6,000M $ 6,487,500

                                    Sacramento  CA Muni  Util  Dist  Elec Rev  MBIA+ 6-3/8%
                                    8/15/2022                                                         AAA        3,700M   3,857,250

                                    Santa Clara CA Elec Rev Ser A MBIA+ 6-1/4% 7/1/2019               AAA        1,890M   1,953,788

                                    Total                                                                                30,985,138
------------------------------------------------------------------------------------------------------------------------============
Solid Waste 1.01%                   California Poll Ctrl Fin Auth Solid Waste Rev/Browning Ferris
                                    AMT+++ 6-3/4% 9/1/2019                                              A        2,600M   2,769,000
------------------------------------------------------------------------------------------------------------------------============
Transportation 12.84%               Foothill/Eastern Corridor Agy Toll Rd Rev 5% 1/1/2035             Baa        7,000M   5,696,250

                                    Los Angeles CA Dept Arpt Rev Ontario Intl Arpt Ser A FGIC+ AMT+++
                                    6% 5/15/2026                                                      AAA       12,750M  12,654,375

                                    Los Angeles CA Harbor Rev Ser B AMT+++ 6-5/8% 8/1/2025             AA        1,000M   1,047,500

                                    Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser C
                                    5% 7/1/2036                                                         A        1,000M     853,750

                                    San Francisco CA Bay Area Rapid Trans Dist Sales Tax Rev
                                    FGIC+ 6.60% 7/1/2012                                              AAA        1,540M   1,655,500

                                    San Francisco CA City & Co Comm Intl Arpt Rev Ser I AMBAC+
                                    AMT+++ 6-1/2% 5/1/2018                                            AAA        4,500M   4,770,000

                                    San Francisco CA City & Co Comm Intl Arpt Rev 2nd Ser
                                    MBIA+ 6-3/4% 5/1/2020                                             AAA        5,000M   5,443,750

                                    San Francisco CA City & Co Comm Intl Arpt Rev Ser 12-A
                                    AMT+++ 5.90% 5/1/2026                                               A        1,000M     965,000

                                    San Francisco CA City & Co Comm Intl Arpt Rev Second Ser Issue 8B
                                    FGIC+ 6.10% 5/1/2025                                              AAA        2,000M   2,037,500

                                    Total                                                                                35,123,625
------------------------------------------------------------------------------------------------------------------------============
Water and Sewer 12.65%              Azusa CA Pub Fin Auth Rev Wtr Sys Ser A 5% 7/1/2023               AAA        2,015M   1,763,125

                                    California St Dept Wtr Res Cent Valley Prjt Rev Wtr Sys Ser P
                                    6.10% 12/1/2029                                                    AA        5,000M   5,050,000

                                    East Bay CA Muni Util Dist Wastewtr Treatment Sys Rev
                                    RIBS AMBAC+ 7.17% 6/1/2020++                                      AAA        1,750M   1,581,562

                                    Fairfield CA Wtr Rev AMBAC+ 5-3/8% 4/1/2017                       AAA        2,000M   1,890,000

                                    Los  Angeles  CA  Dept  Wtr &  Pwr  Wtrwks  Rev  6.40%
                                    5/15/2028                                                         AA        3,000M    3,101,250

                                    Los Angeles CA Wastewtr Rev Ser C 7.10% 6/1/2018                    A        5,980M   6,376,175

                                    Metropolitan Wtr Dist So CA Wtrwks Rev RIBS 7.905% 8/5/2022++      AA        7,300M   7,327,375

                                    Metropolitan Wtr Dist So CA Wtrwks Rev Ser C 5% 7/1/2037           AA        3,000M   2,561,250

                                    Vallejo  CA Rev  Ref  Wtr  Imp  Prjt  Ser A FSA+ 5-7/8%
                                    5/1/2026                                                          AAA        5,000M   4,950,000

                                    Total                                                                                34,600,737
                                    ------------------------------------------------------------------------------------============
                                    Total Municipal Bonds 98.63% (Cost $264,795,296)                                    269,849,392
------------------------------------------------------------------------------------------------------------------------============
Other Assets, Less Liabilities 1.37%
------------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                                  3,744,169
------------------------------------------------------------------------------------------------------------------------============
Net Assets 100.00%                                                                                                     $273,593,561
------------------------------------------------------------------------------------------------------------------------============

                                    Class A Shares-Net asset value ($258,236,783 + 25,054,756 shares outstanding)            $10.31

                                    Class C Shares-Net asset value ($15,356,778 + 1,488,235 shares outstanding)              $10.32

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 1997.
+++  Income from these investments may be subject to the Alternative Minimum
     Tax.

     See Notes to Financial Statements.

Statements of Operations

                                                                                Six Months Ended 3/31/97
                          ------------------------------------------------------------------------------
                            National         New York            Texas       New Jersey      Connecticut
Investment Income             Series           Series           Series           Series           Series
--------------------------------------------------------------------------------------------------------
Income
Interest               $  20,558,730    $   9,784,178    $   2,930,277    $   5,615,438    $   3,691,240
--------------------------------------------------------------------------------------------------------
Expenses

Management fee             1,676,872          791,832          235,239          464,765          305,205

Management fee waived             --               --               --          (46,394)        (152,294)

12b-1 distribution plan      939,671          393,988           92,541          217,679          122,300

Shareholder servicing        207,097           82,650           30,000           57,000           24,000

Registration                  47,161            4,500            1,500            3,000            1,500

Reports to shareholders       42,871           10,800            2,900           12,000            3,000

Audit and tax                 34,564           21,000           14,800           15,000           11,603

Legal                         12,065            9,150            2,600            6,000            1,297

Directors                      8,250            4,500            1,000            2,700            1,500

Organization                      --               --               --               --               --

Other                         32,004           25,806           19,757           19,874            1,065

Total expenses             3,000,555        1,344,226          400,337          751,624          319,176
--------------------------------------------------------------------------------------------------------
Net investment
income                    17,558,175        8,439,952        2,529,940        4,863,814        3,372,064
--------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
--------------------------------------------------------------------------------------------------------
Realized gain from investment transactions

Proceeds from sales      899,052,538      168,575,788       83,725,873      170,406,429       22,687,794

Cost of
investments sold         894,039,922      166,569,190       83,087,925      168,941,978       22,381,518

Net realized gain          5,012,616        2,006,598          637,948        1,464,451          306,276
--------------------------------------------------------------------------------------------------------
Unrealized
depreciation              (9,357,260)      (4,821,961)      (1,147,061)      (2,780,969)      (1,178,275)
--------------------------------------------------------------------------------------------------------
Net realized and
unrealized (loss)
on investments            (4,344,644)      (2,815,363)        (509,113)      (1,316,518)        (871,999)
--------------------------------------------------------------------------------------------------------
Net Increase in
Net Assets Resulting
from Operations        $  13,213,531    $   5,624,589    $   2,020,827    $   3,547,296    $   2,500,065
--------------------------------------------------------------------------------------------------------



                       ---------------------------------------------------------------------------------
                            Missouri           Hawaii       Washington        Minnesota       California
                              Series           Series           Series           Series           Series
--------------------------------------------------------------------------------------------------------
Income
Interest               $   4,022,215    $   2,459,551    $   2,100,554    $     253,576    $   8,758,122
--------------------------------------------------------------------------------------------------------
Expenses

Management fee               341,740          206,287          175,734           21,203          725,374

Management fee waived       (103,043)        (123,142)         (17,663)         (21,203)              --

12b-1 distribution plan      175,858           92,712               --               --          435,126

Shareholder servicing         50,000           30,000           15,000            5,400           66,600

Registration                   1,800               --            1,500              930           10,200

Reports to shareholders        7,200            3,000            2,000              450           12,000

Audit and tax                 10,700            9,600            4,450            5,340           17,500

Legal                          2,700            3,000            1,100              300           12,200

Directors                      2,300            1,740              900               90            2,700

Organization                      --              450            2,862              690               --

Other                          7,968            8,721              100            2,584           28,140

Total expenses               497,223          232,368          185,983           15,784        1,309,840

Net investment
income                     3,524,992        2,227,183        1,914,571          237,792        7,448,282
--------------------------------------------------------------------------------------------------------




Proceeds from sales       23,618,946       22,936,134       65,784,970        1,878,449      214,006,183

Cost of
investments sold          23,478,800       22,689,681       65,138,250        1,872,934      212,738,271

Net realized gain            140,146          246,453          646,720            5,515        1,267,912
--------------------------------------------------------------------------------------------------------
Unrealized
depreciation              (1,452,819)      (1,039,420)        (818,933)         (50,269)      (4,251,526)
--------------------------------------------------------------------------------------------------------
Net realized and
unrealized (loss)
on investments            (1,312,673)        (792,967)        (172,213)         (44,754)      (2,983,614)
--------------------------------------------------------------------------------------------------------
Net Increase in
Net Assets Resulting
from Operations        $   2,212,319    $   1,434,216    $   1,742,358    $     193,038    $   4,464,668
--------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                            Six Months Ended 3/31/97
                                                          ----------------------------------------------------------
                                                               National         New York                       Texas
Increase (Decrease) in Net Assets                                Series           Series                      Series
--------------------------------------------------------------------------------------------------------------------
Operations

Net investment income                                     $  17,558,175    $   8,439,952               $   2,529,940

Net realized gain from investment transactions                5,012,616        2,006,598                     637,948

Net unrealized depreciation of investments                   (9,357,260)      (4,821,961)                 (1,149,061)

Net increase in net assets resulting from operations         13,213,531        5,624,589                   2,020,827
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from

Net investment income                                       (17,938,113)      (8,554,674)                 (2,567,340)

Net realized gain from investment transactions                       --               --                    (646,428)

Total distributions                                         (17,938,113)      (8,554,674)                 (3,213,768)
--------------------------------------------------------------------------------------------------------------------
Capital share transactions

Net proceeds from sales of shares                            19,783,227        6,740,614                   1,807,189

Net asset value of shares issued to shareholders in
reinvestment of net investment income and realized gain
from investment transactions                                  9,432,845        4,937,784                   1,777,401

Net asset value of shares issued in exchange for
assets acquired in tax-free acquisition                              --               --                          --

Total                                                        29,216,072       11,678,398                   3,584,590
--------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                   (48,230,927)     (26,691,056)                 (5,956,094)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets derived from capital
share transactions                                          (19,014,855)     (15,012,658)                 (2,371,504)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                           (23,739,437)     (17,942,743)                 (3,564,445)
--------------------------------------------------------------------------------------------------------------------
Net  Assets

Beginning of period                                         672,343,855      319,552,746                  94,414,494
--------------------------------------------------------------------------------------------------------------------
End of period+                                            $ 648,604,418    $ 301,610,003               $  90,850,049
--------------------------------------------------------------------------------------------------------------------


                                                                                                   Year Ended 9/30/96
                                                          -----------------------------------------------------------
                                                               National                     New York            Texas
Increase (Decrease) in Net Assets                                Series                       Series           Series
---------------------------------------------------------------------------------------------------------------------
Operations

Net investment income                                     $  35,611,434                $  18,011,455    $   5,477,906

Net realized gain from investment transactions                6,073,693                    3,622,706          732,214

Net unrealized depreciation of investments                     (906,258)                  (5,732,944)        (334,915)

Net increase in net assets resulting from operations         40,778,869                   15,901,217        5,875,205
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from

Net investment income                                       (35,301,437)                 (17,627,218)      (5,330,896)

Net realized gain from investment transactions                       --                           --               --

Total distributions                                         (35,301,437)                 (17,627,218)      (5,330,896)
---------------------------------------------------------------------------------------------------------------------
Capital share transactions

Net proceeds from sales of shares                            39,972,447                   20,810,440        4,835,019

Net asset value of shares issued to shareholders in
reinvestment of net investment income and realized gain
from investment transactions                                 19,064,736                   10,332,398        2,685,685

Net asset value of shares issued in exchange for
assets acquired in tax-free acquisition                      44,391,757                    7,525,059               --

Total                                                       103,428,940                   38,667,897        7,520,704
---------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                   (87,261,992)                 (49,006,799)     (13,954,985)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets derived from capital
share transactions                                           16,166,948                  (10,338,902)      (6,434,281)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                            21,644,380                  (12,064,903)      (5,889,972)
---------------------------------------------------------------------------------------------------------------------
Net  Assets

Beginning of period                                         650,699,475                  331,617,649      100,304,466
---------------------------------------------------------------------------------------------------------------------
End of period                                             $ 672,343,855                $ 319,552,746    $  94,414,494
=====================================================================================================================


+ Includes (overdistributed) undistributed net investment income of $(1,974,956), $(810,041) and $12,688 at March 31, 1997 and $(1,595,018),
     $(695,319) and $50,088 at September 30, 1996.

See Notes to Financial Statements.


Statements of Changes in Net Assets

                                                                                               Six Months Ended 3/31/97
-----------------------------------------------------------------------------------------------------------------------
                                                          New Jersey      Connecticut         Missouri           Hawaii
Increase (Decrease) in Net Assets                             Series           Series           Series           Series
-----------------------------------------------------------------------------------------------------------------------
Operations

Net investment income                                  $   4,863,814    $   3,372,064    $   3,524,992    $   2,227,183
Net realized gain from investment transactions             1,464,451          306,276          140,146          246,453

Net unrealized depreciation of investments                (2,780,969)      (1,178,275)      (1,452,819)      (1,039,420)

Net increase in net assets resulting from operations       3,547,296        2,500,065        2,212,319        1,434,216
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from

Net investment income                                     (4,943,021)      (3,322,355)      (3,602,867)      (2,200,009)
-----------------------------------------------------------------------------------------------------------------------
Capital share transactions

Net proceeds from sales of shares                          9,064,945        4,048,248       11,157,891        2,527,980

Net asset value of shares issued to shareholders
in reinvestment of net investment income                   2,747,423        1,758,894        1,974,062        1,011,929

Total                                                     11,812,368        5,807,142       13,131,953        3,539,909
-----------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                (15,795,001)      (9,731,985)      (9,618,613)     (10,872,407)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets derived
from capital share transactions                           (3,982,633)      (3,924,843)       3,513,340       (7,332,498)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                         (5,378,358)      (4,747,133)       2,122,792       (8,098,291)
-----------------------------------------------------------------------------------------------------------------------
Net  Assets

Beginning of period                                      186,402,302      122,884,988      134,143,954       85,344,275
-----------------------------------------------------------------------------------------------------------------------
End of period                                          $ 181,023,944    $ 118,137,855    $ 136,266,746    $  77,245,984
=======================================================================================================================


                                                                                          Six Months Ended 3/31/97
------------------------------------------------------------------------------------------------------------------
                                                          Washington        Minnesota                   California
Increase (Decrease) in Net Assets                             Series           Series                       Series
------------------------------------------------------------------------------------------------------------------
Operations

Net investment income                                  $   1,914,571    $     237,792                $   7,448,282
Net realized gain from investment transactions               646,720            5,515                    1,267,912

Net unrealized depreciation of investments                  (818,933)         (50,269)                  (4,251,526)

Net increase in net assets resulting from operations       1,742,358          193,038                    4,464,668
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from

Net investment income                                     (1,957,090)        (237,394)                  (7,695,119)
------------------------------------------------------------------------------------------------------------------
Capital share transactions

Net proceeds from sales of shares                          1,116,119        1,166,255                    7,803,135

Net asset value of shares issued to shareholders
in reinvestment of net investment income                   1,165,321          152,712                    3,359,983

Total                                                      2,281,440        1,318,967                   11,163,118
------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                 (4,674,518)        (757,638)                 (29,176,586)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets derived
from capital share transactions                           (2,393,078)         561,329                  (18,013,468)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                         (2,607,810)         516,973                  (21,243,919)
------------------------------------------------------------------------------------------------------------------
Net  Assets

Beginning of period                                       71,295,329        8,046,889                  294,837,480
------------------------------------------------------------------------------------------------------------------
End of period+                                         $  68,687,519    $   8,563,862                $ 273,593,561
==================================================================================================================


+ Includes (overdistributed) undistributed net investment income of $(331,584), $41,164, $(631,257), $(194,683), $(226,933), $15,050 and
     $(1,228,844) at March 31, 1997.

See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                             Year Ended 9/30/96
                                    ---------------------------------------------------------------------------
Increase (Decrease)                    New Jersey      Connecticut        Missouri                       Hawaii
in Net Assets                              Series           Series          Series                       Series
---------------------------------------------------------------------------------------------------------------
Operations

Net investment income               $  10,094,793    $   6,679,207    $   6,998,862               $   4,691,747

Net realized gain (loss) from
investment transactions                 2,284,474          233,088          984,793                     620,421

Net unrealized
appreciation (depreciation)
of investments                           (934,233)        (458,922)        (627,703)                   (489,915)

Net increase (decrease)
in net assets resulting
from operations                        11,445,034        6,453,373        7,355,952                   4,813,253
---------------------------------------------------------------------------------------------------------------
Distributions to
shareholders from

Net investment income                 (10,130,335)      (6,419,221)      (7,226,857)                 (4,609,365)

Net realized gain from
investment transactions                        --               --               --                          --

Total distributions                   (10,130,335)      (6,419,221)      (7,226,857)                 (4,609,365)
---------------------------------------------------------------------------------------------------------------
Capital share transactions

Net proceeds from sales of shares      20,596,239       19,396,365       11,241,199                  10,477,052

Net asset  value of shares
issued to  shareholders
in  reinvestment  of net
investment income and
 realized gain from
investment transactions                 5,684,017        3,443,037        4,116,755                   2,125,689

Net asset value of shares
issued in exchange for
assets acquired in tax-free
acquisition                                    --               --               --                          --

Total                                  26,280,256       22,839,402       15,357,954                  12,602,741
---------------------------------------------------------------------------------------------------------------
Cost of shares reacquired             (32,754,740)     (13,424,762)     (13,166,042                 (13,567,467)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in
net assets derived from
capital share transactions             (6,474,484)       9,414,640        2,191,912                    (964,726)
---------------------------------------------------------------------------------------------------------------
Increase (decrease)
in net assets                          (5,159,785)       9,448,792        2,321,007                    (760,838)
---------------------------------------------------------------------------------------------------------------
Net  Assets

Beginning of period                   191,562,087      113,436,196      131,822,947                  86,105,113
---------------------------------------------------------------------------------------------------------------
End of period+                      $ 186,402,302    $ 122,884,988    $ 134,143,954               $  85,344,275
===============================================================================================================

                                                                                 One
                                                                         Month Ended       Year Ended
                                                Year Ended 9/30/96           9/30/96          8/31/96
                                    --------------------------------  ----------------  -------------
                                       Washington        Minnesota        California       California
                                           Series           Series            Series           Series
--------------------------------------------------------------------  ----------------  -------------
Net investment income               $   4,036,501    $     402,293     $   1,270,077    $  15,909,947

Net realized gain (loss) from
investment transactions                   400,112          (29,599)          152,431        1,550,576

Net unrealized
appreciation (depreciation)
of investments                            356,916         (110,355)        3,003,787       (3,799,733)

Net increase (decrease)
in net assets resulting
from operations                         4,793,529          262,339         4,426,295       13,660,790
-----------------------------------------------------------------------------------------------------
Distributions to
shareholders from

Net investment income                  (4,111,145)        (388,612)       (1,331,764)     (15,888,739)

Net realized gain from
investment transactions                        --          (44,188)               --               --

Total distributions                    (4,111,145)        (432,800)       (1,331,764)     (15,888,739)
--------------------------------------------------------------------  ----------------  -------------
Capital share transactions

Net proceeds from sales of shares       4,280,899        4,297,692         2,814,821       20,619,999

Net asset  value of shares
issued to  shareholders
in  reinvestment  of net
investment income and
 realized gain from
investment transactions                 2,420,812          284,450           575,513        6,879,438

Net asset value of shares
issued in exchange for
assets acquired in tax-free
acquisition                                    --               --                --       16,355,395

Total                                   6,701,711        4,582,142         3,390,334       43,854,832
--------------------------------------------------------------------  ----------------  -------------
Cost of shares reacquired             (10,448,073)        (679,941)       (3,258,486)     (46,289,724)
--------------------------------------------------------------------  ----------------  -------------
Increase (decrease) in
net assets derived from
capital share transactions             (3,746,362)       3,902,201           131,848       (2,434,892)
--------------------------------------------------------------------  ----------------  -------------
Increase (decrease)
in net assets                          (3,063,978)       3,731,740         3,226,379       (4,662,841)
--------------------------------------------------------------------  ----------------  -------------
Net  Assets

Beginning of period                    74,359,307        4,315,149       291,611,101      296,273,942
--------------------------------------------------------------------  ----------------  -------------
End of period+                      $  71,295,329    $   8,046,889     $ 294,837,480    $ 291,611,101
--------------------------------------------------------------------  ----------------  -------------


+Includes  (overdistributed)  undistributed net investment income of $(252,377),
$(8,545),  $(553,382),   $(221,857),   $(184,414),  $14,652  and  $(982,007)  at
September 30, 1996 and $(920,320) at August 31, 1996.

See Notes to Financial Statements.

Financial Highlights

NATIONAL SERIES

                                                                                                                      Class A Shares
                                         -------------------------------------------------------------------------------------------
                                          Six Months Ended 3/31,                                                    Year Ended 9/30,
Per Share Operating Performance:                           1997           1996        1995         1994         1993         1992
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $11.08         $11.00      $10.62       $12.37       $11.72       $11.31
------------------------------------------------------------------------------------------------------------------------------------
     Income (loss) from investment operations

     Net investment income                                  .295           .603        .626         .657         .695         .700

     Net realized and unrealized gain
     (loss)on investments                                  (.073)          .075        .382       (1.3124)       .9255        .4795

     Total from investment operations                       .222           .678       1.008        (.6554)      1.6205       1.1795
     -------------------------------------------------------------------------------------------------------------------------------
     Distributions

     Dividends from net investment income                  (.302)         (.598)      (.628)       (.6596)      (.693)       (.717)

     Distributions from net realized gain                 --             --          --            (.435)       (.2775)      (.0525)
     -------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $11.00         $11.08      $11.00       $10.62       $12.37       $11.72
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                            1.99%(b)       6.31%       9.84%       (5.64)%      14.57%       10.78%
------------------------------------------------------------------------------------------------------------------------------------
     Ratios to Average Net Assets:

     Expenses                                              0.43%(b)       0.90%       0.82%        0.86%        0.87%        0.83%

     Net investment income                                 2.65%(b)       5.63%       5.92%        5.76%        5.79%        6.00%
     -------------------------------------------------------------------------------------------------------------------------------


                                                                                Class B Shares                        Class C Shares
                                                      -----------------------------------------  -----------------------------------
                                                      Six Months Ended 3/31,         8/1/96(c)    Six Months Ended 3/31,  7/15/96(c)
Per Share Operating Performance:                                        1997        to 9/30/96           1997             to 9/30/96
-----------------------------------------------------------------------------------------------  -----------------------------------
Net asset value, beginning of period                                  $11.08          $11.05          $11.08              $10.90
-----------------------------------------------------------------------------------------------  -----------------------------------
     Income (loss) from investment operations

     Net investment income                                               .269            .089            .253                .106

     Net realized and unrealized gain (loss) on investments             (.075)           .033           (.072)               .190

     Total from investment operations                                    .194            .122            .181                .296
     ------------------------------------------------------------------------------------------  -----------------------------------
     Distributions

     Dividends from net investment income                               (.274)          (.092)          (.261)              (.116)
     ------------------------------------------------------------------------------------------  -----------------------------------
Net asset value, end of period                                        $11.00          $11.08          $11.00              $11.08
-----------------------------------------------------------------------------------------------  -----------------------------------
Total Return(a)(b)                                                      1.74%           1.16%           1.63%               2.71%
-----------------------------------------------------------------------------------------------  -----------------------------------
     Ratios to Average Net Assets(b):

     Expenses                                                           0.69%           0.20%           0.78%               0.34%

     Net investment income                                              2.35%           0.68%           2.28%               0.96%
     ------------------------------------------------------------------------------------------  -----------------------------------


                                        Six Months
                                       Ended 3/31,                                                                 Year Ended 9/30,
Supplemental Data for AllClasses:             1997           1996           1995           1994           1993                 1992
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000)      $648,604       $672,344       $650,699       $662,380       $709,413             $546,768

     Portfolio turnover rate                114.48%        205.35%        225.39%        184.07%        138.06%               87.56%
------------------------------------------------------------------------------------------------------------------------------------

(a)Total return does not consider the effects of sales loads.
(b)Not annualized.
(c)Commencement of offering Class shares.
   See Notes to Financial Statements.

Financial Highlights

NEW YORK SERIES

                                                                                                                      Class A Shares
                                            ----------------------------------------------------------------------------------------
                                            Six Months Ended 3/31,                                                Year Ended 9/30,
Per Share Operating Performance:                             1997          1996          1995        1994       1993         1992
----------------------------------------------------------------------  ------------------------------------------------------------
Net asset value, beginning of period                        $10.78         $10.85      $10.54       $12.27      $11.60      $11.26
----------------------------------------------------------------------  ------------------------------------------------------------
     Income (loss) from investment operations

     Net investment income                                     .291           .597        .610         .649        .682        .691

     Net realized and unrealized gain
    (loss)on investments                                      (.095)         (.081)       .316       (1.3665)      .874        .458

     Total from investment operations                          .196           .516        .926        (.7175)     1.556       1.149
     -----------------------------------------------------------------  ------------------------------------------------------------
     Distributions

     Dividends from net investment income                     (.296)         (.586)      (.616)       (.6475)     (.681)      (.709)
     -----------------------------------------------------------------  ------------------------------------------------------------
     Distribution from net realized gain                     --             --          --            (.365)      (.205)      (.10)

Net asset value, end of period                              $10.68         $10.78      $10.85       $10.54      $12.27      $11.60
----------------------------------------------------------------------  ------------------------------------------------------------
Total Return(a)                                               1.80%(b)       4.87%       9.12%       (6.21)%     13.95%      10.69%
----------------------------------------------------------------------  ------------------------------------------------------------
     Ratios to Average Net Assets:

     Expenses                                                 0.42%(b)       0.81%       0.82%        0.83%       0.85%       0.81%

     Net investment income                                    2.69%(b)       5.54%       5.83%        5.72%       5.72%       5.98%
     -----------------------------------------------------------------  ------------------------------------------------------------

                                                                          Class C Shares
-----------------------------------------------------------------------------------------
                                                     Six Months Ended 3/31,   7/15/96(c)
Per Share Operating Performance:                                     1997     to 9/30/96
---------------------------------------------------------------------------  ------------
Net asset value, beginning of period                              $10.78      $10.63
---------------------------------------------------------------------------  ------------
     Income (loss) from investment operations

     Net investment income                                           .246        .111

     Net realized and unrealized gain (loss) on investments         (.100)       .152

     Total from investment operations                                .146        .263
     ----------------------------------------------------------------------  ------------
     Distributions

     Dividends from net investment income                           (.256)      (.113)
     ----------------------------------------------------------------------  ------------
Net asset value, end of period                                    $10.67      $10.78
---------------------------------------------------------------------------  ------------
Total Return(a)(b)                                                  1.34%       2.48%
---------------------------------------------------------------------------  ------------
     Ratios to Average Net Assets(b):

     Expenses                                                       0.78%       0.34%

     Net investment income                                          2.29%       1.04%
     ----------------------------------------------------------------------  ------------

                                             Six Months
                                             Ended 3/31,                                                            Year Ended 9/30,
Supplemental Data for AllClasses:                   1997           1996           1995           1994           1993          1992
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000)            $301,610       $319,553       $331,618       $338,539       $376,456       $306,447

     Portfolio turnover rate                       49.67%         64.25%        105.62%        149.13%        101.59%        146.68%
     -------------------------------------------------------------------------------------------------------------------------------

     (a)  Total return does not consider the effects of sales loads.
     (b)  Not annualized.
     (c)  Commencement of offering Class shares.
          See Notes to Financial Statements.

Financial Highlights

TEXAS SERIES


                                                      Six Months
                                                       Ended 3/31,                                                  Year Ended 9/30,
Per Share Operating Performance:                             1997          1996          1995        1994       1993          1992
----------------------------------------------------------------------  ------------------------------------------------------------
Net asset value, beginning of period                       $10.11         $10.05        $9.59       $10.82      $10.28      $9.94
----------------------------------------------------------------------  ------------------------------------------------------------
     Income (loss) from investment operations

     Net investment income                                    .274           .567         .571         .604        .624       .611

     Net realized and unrealized gain (loss)
     on investments                                          (.056)          .045         .452       (1.0802       .7135      .4155

     Total from investment operations                         .218           .612        1.023        (.4762)     1.3375     1.0265
     -----------------------------------------------------------------  ------------------------------------------------------------
     Distributions

     Dividends from net investment income                    (.278)         (.552)       (.563)       (.6038      (.615)     (.629)

     Distributions from net realized gain                    (.070)          --           --          (.15)       (.1825)    (.0575)

----------------------------------------------------------------------  ------------------------------------------------------------
Net asset value, end of period                              $9.98         $10.11       $10.05        $9.59      $10.82     $10.28
----------------------------------------------------------------------  ------------------------------------------------------------
Total Return(a)                                              2.14%(b)       6.11%       11.14%       (4.60)%     13.64%     10.68%
----------------------------------------------------------------------  ------------------------------------------------------------
Ratios/Supplemental Data:

     Net assets, end of period (000)                      $90,850        $94,414     $100,304     $103,836    $109,232    $90,205
     -----------------------------------------------------------------  ------------------------------------------------------------
     Ratios to Average Net Assets:

     Expenses, including waiver                              0.43%(b)       0.69%        0.62%        0.50%       0.57%      0.60%

     Expenses, excluding waiver                              0.43%(b)       0.87%        0.87%        0.87%       0.97%      1.00%

     Net investment income                                   2.70%(b)       5.58%        5.90%        5.97%       5.96%      5.96%

     Portfolio turnover rate                                63.90%        112.34%      108.00%       96.79%      58.10%    123.33%
     -------------------------------------------------------------------------------------------------------------------------------

     (a)  Total return does not consider the effects of sales loads.

     (b)  Not annualized.

          See Notes to Financial Statements.


Financial Highlights

NEW JERSEY SERIES


                                                      Six Months
                                                       Ended 3/31,                                                  Year Ended 9/30,
Per Share Operating Performance:                             1997          1996          1995        1994       1993          1992
----------------------------------------------------------------------  ------------------------------------------------------------
Net asset value, beginning of period                       $5.18           $5.14        $4.95        $5.55       $5.14       $4.97
----------------------------------------------------------------------  ------------------------------------------------------------
     Income (loss) from investment operations

     Net investment income                                   .137            .277         .287         .300        .318        .32

     Net realized and unrealized gain (loss)
     on investments                                         (.038)           .041         .192        (.507)       .439        .185

     Total from investment operations                        .099            .318         .479        (.207)       .757        .505
     -----------------------------------------------------------------  ------------------------------------------------------------

     Distributions

     Dividends from net investment income                   (.139)          (.278)       (.289)       (.303)      (.307)      (.325)

     Distributions from net realized gain                     --              --           --           (.09)       (.04)     (.01)
----------------------------------------------------------------------  ------------------------------------------------------------
Net asset value, end of period                             $5.14           $5.18        $5.14        $4.95       $5.55       $5.14
----------------------------------------------------------------------  ------------------------------------------------------------
Total Return(a)                                             1.90%(b)        6.29%        9.98%       (3.91)%     15.26%      10.51%
----------------------------------------------------------------------  ------------------------------------------------------------
Ratios/Supplemental Data:

     Net assets, end of period (000)                     $181,024        $186,402     $191,562     $184,230    $178,767    $118,386
     -----------------------------------------------------------------  ------------------------------------------------------------
     Ratios to Average Net Assets:

     Expenses, including waiver                             0.41%(b)        0.79%        0.72%        0.51%       0.35%       0.19%

     Expenses, excluding waiver                             0.43%(b)        0.86%        0.87%        0.83%       0.83%       0.73%

     Net investment income                                  2.62%(b)        5.31%        5.73%        5.76%       5.88%       6.09%

     Portfolio turnover rate                               86.52%         171.63%      133.11%       75.62%      88.29%      54.63%
     -----------------------------------------------------------------  ------------------------------------------------------------

     (a)  Total return does not consider the effects of sales loads.
     (b)  Not annualized.
          See Notes to Financial Statements.

Financial Highlights

CONNECTICUT SERIES


                                                      Six Months
                                                       Ended 3/31,                                                  Year Ended 9/30,
Per Share Operating Performance:                             1997          1996          1995        1994       1993          1992
----------------------------------------------------------------------  ------------------------------------------------------------
Net asset value, beginning of period                     $10.13          $10.12        $ 9.71      $11.01      $10.16      $ 9.86
----------------------------------------------------------------------  ------------------------------------------------------------
     Income (loss) from investment operations

     Net investment income                                  .282            .576          .579        .585        .612        .617

     Net realized and unrealized gain (loss)
         on investments                                    (.074)          (.013)         .407      (1.1287)      .906        .311

     Total from investment operations                       .208            .563          .986       (.5437)     1.518        .928
     -----------------------------------------------------------------  ------------------------------------------------------------
     Distributions

     Dividends from net investment income                  (.278)          (.553)        (.576)      (.6038)     (.608)      (.628)

     Distributions from net realized gain                    --              --            --        (.1525)     (.06)         --
----------------------------------------------------------------------  ------------------------------------------------------------
Net asset value, end of period                          $ 10.06          $10.13        $10.12      $ 9.71     $ 11.01      $10.16
----------------------------------------------------------------------  ------------------------------------------------------------
Total Return(a)                                            2.05%(b)        5.70%        10.52%      (5.13)%     15.48%       9.69%
----------------------------------------------------------------------  ------------------------------------------------------------
Ratios/Supplemental Data:

     Net assets, end of period (000)                    $118,138        $122,885     $113,436     $101,619    $ 93,020    $ 58,880
     -----------------------------------------------------------------  ------------------------------------------------------------
     Ratios to Average Net Assets:

     Expenses, including waiver                            0.26%(b)        0.38%         0.41%       0.49%       0.44%       0.20%

     Expenses, excluding waiver                            0.39%(b)        0.80%         0.86%       0.86%       0.91%       0.74%

     Net investment income                                 2.77%(b)        5.66%         5.89%       5.67%       5.60%       5.96%

     Portfolio turnover rate                              15.99%          63.61%        54.19%      97.42%      45.81%      54.90%
     -----------------------------------------------------------------  ------------------------------------------------------------

     (a)  Total return does not consider the effects of sales loads.
     (b)  Not annualized.
          See Notes to Financial Statements.

Financial Highlights

MISSOURI SERIES


                                                      Six Months
                                                       Ended 3/31,                                                  Year Ended 9/30,
Per Share Operating Performance:                             1997          1996          1995        1994       1993          1992
----------------------------------------------------------------------  ------------------------------------------------------------
Net asset value, beginning of period                       $5.08           $5.08        $4.88        $5.51      $5.14        $4.91
----------------------------------------------------------------------  ------------------------------------------------------------

     Income (loss) from investment operations

     Net investment income                                   .132            .267         .277         .292       .305         .310

     Net realized and unrealized gain (loss)
       on investments                                       (.048)           .008         .204        (.568)      .381         .236

     Total from investment operations                        .084            .275         .481        (.275)      .686         .546
     -----------------------------------------------------------------  ------------------------------------------------------------

     Distributions

     Dividends from net investment income                   (.134)          (.275)       (.281)       (.297)     (.301)       (.316)

     Distributions from net realized gain                     --              --           --         (.057      (.015)        --

----------------------------------------------------------------------  ------------------------------------------------------------
Net asset value, end of period                            $35.03           $5.08        $5.08        $4.88      $5.51        $5.14
----------------------------------------------------------------------  ------------------------------------------------------------
Total Return(a)                                             1.65%(b)        5.54%       10.21%       (5.22)     13.80%       11.47%
----------------------------------------------------------------------  ------------------------------------------------------------
Ratios/Supplemental Data:

     Net assets, end of period (000)                     $136,267        $134,144     $131,823     $119,690   $107,478      $65,812
     -----------------------------------------------------------------  ------------------------------------------------------------
     Ratios to Average Net Assets:

     Expenses, including waiver                             0.36%(b)        0.77%        0.74%        0.60%      0.48%        0.26%

     Expenses, excluding waiver                             0.44%(b)        0.92%        0.89%        0.91%      0.92%        0.79%

     Net investment income                                  2.57%(b)        5.21%        5.61%        5.60%      5.66%        5.94%

     Portfolio turnover rate                               13.79%          93.17%       58.17%       50.59%     56.20%       44.19%
     -----------------------------------------------------------------  ------------------------------------------------------------

     (a)  Total return does not consider the effects of sales loads.
     (b)  Not annualized.
          See Notes to Financial Statements.

Financial Highlights

HAWAII SERIES


                                                      Six Months
                                                       Ended 3/31,                                       Year Ended 9/30 10/28/91(c)
Per Share Operating Performance:                             1997          1996          1995        1994       1993       to9/30/92
----------------------------------------------------------------------  ------------------------------------------------------------
Net asset value, beginning of period                       $4.93          $4.91         $4.72       $5.34       $4.89      $4.76
----------------------------------------------------------------------  ------------------------------------------------------------
     Income (loss) from investment operations

     Net investment income                                   .134           .27           .27         .29         .29        .281

     Net realized and unrealized gain (loss)
         on investments                                     (.061)          .015          .198       (.578)       .454       .138

     Total from investment operations                        .073           .288          .469       (.2862)      .751       .419
     -----------------------------------------------------------------  ------------------------------------------------------------
     Distributions

     Dividends from net investment income                   (.133)         (.268)        (.279)      (.2888)     (.301)     (.289)

     Distribution from net realized gain                      --             --            --        (.045)        --         --
     -----------------------------------------------------------------  ------------------------------------------------------------
Net asset value, end of period                             $4.87          $4.93         $4.91       $4.72       $5.34      $4.89
----------------------------------------------------------------------  ------------------------------------------------------------
Total Return(a)                                             1.45%(b)       5.94         10.30       (5.54)      15.85       9.06%(b)
----------------------------------------------------------------------  ------------------------------------------------------------
Ratios/Supplemental Data:

     Net assets, end of period (000)                      $77,246        $85,344       $86,105     $92,972     $92,883    $47,031
     -----------------------------------------------------------------  ------------------------------------------------------------
     Ratios to Average Net Assets:

     Expenses, including waiver                             0.28%(b)       0.57          0.58        0.41        0.40       0.00%(b)

     Expenses, excluding waiver                             0.43%(b)       0.87          0.87        0.87        0.90       0.74%(b)

     Net investment income                                  2.71%(b)       5.46          5.74        5.80        5.62       5.96%(b)

     Portfolio turnover rate                               20.26%         59.46         70.64       66.04       34.49      53.24%
     -----------------------------------------------------------------  ------------------------------------------------------------

     (a)  Total return does not consider the effects of sales loads.
     (b)  Not annualized.
     (c)  Commencement of operations.
          See Notes to Financial Statements.


Financial Highlights

WASHINGTON SERIES


                                                      Six Months
                                                       Ended 3/31,                                        Year Ended 9/30 4/16/92(c)
Per Share Operating Performance:                             1997          1996          1995        1994       1993       to9/30/92
----------------------------------------------------------------------  ------------------------------------------------------------
Net asset value, beginning of period                      $4.96           $4.91         $4.72        $5.35      $4.92      $4.76
----------------------------------------------------------------------  ------------------------------------------------------------

     Income (loss) from investment operations

     Net investment income                                  .136            .271          .277         .2976      .304       .140

     Net realized and unrealized gain (loss)
         on investments                                     .013            .056          .200        (.5895)     .427       .165

     Total from investment operations                       .149            .327          .477        (.2919)     .731       .305
    ------------------------------------------------------------------  ------------------------------------------------------------

     Distributions

     Dividends from net investment income                  (.139)          (.277)        (.287)       (.2931)    (.301)     (.145)

     Distribution from net realized gain                     --              --            --         (.045)       --         --
    ------------------------------------------------------------------  ------------------------------------------------------------
Net asset value, end of period                            $4.97           $4.96         $4.91        $4.72      $5.35      $4.92
----------------------------------------------------------------------  ------------------------------------------------------------
Total Return(a)                                            3.00%(b)        6.80%        10.48%       (5.65)%    15.32%      6.47%(b)
----------------------------------------------------------------------  ------------------------------------------------------------
Ratios/Supplemental Data:

     Net assets, end of period (000)                     $69,088         $71,295       $74,359      $78,854    $77,324    $42,627

     Ratios to Average Net Assets:

     Expenses, including waiver                            0.26%(b)        0.60%         0.53%        0.29%      0.30%      0.00%(b)

     Expenses, excluding waiver                            0.29%(b)        0.68%         0.68%        0.67%      0.80%      0.38%(b)

     Net investment income                                 2.71%(b)        5.47%         5.84%        5.93%      5.86%      2.58%(b)

     Portfolio turnover rate                              74.97%          78.02%        92.85%      137.74%     85.45%     37.23%
    ------------------------------------------------------------------  ------------------------------------------------------------

     (a)  Total return does not consider the effects of sales loads.
     (b)  Not annualized.
     (c)  Commencement of operations.
          See Notes to Financial Statements.

Financial Highlights

MINNESOTA SERIES


                                                                        Six Months Ended           Year Ended          12/27/94(c)
Per Share Operating Performance:                                                 3/31/97              9/30/96           to 9/30/95
---------------------------------------------------------------------------------------------   ----------------------------------
Net asset value, beginning of period                                              $4.90                 $5.01              $4.76
---------------------------------------------------------------------------------------------   ----------------------------------
     Income from investment operations

     Net investment income                                                          .139                  .294               .230

     Net realized and unrealized gain (loss) on investments                        (.030)                (.078)              .249

     Total from investment operations                                               .109                  .216               .479
     ----------------------------------------------------------------------------------------   ----------------------------------

     Distributions

     Dividends from net investment income                                          (.139)                (.286)             (.229)

     Distribution from net realized gain                                             --                  (.04)                --
---------------------------------------------------------------------------------------------   ----------------------------------
Net asset value, end of period                                                    $4.87                 $4.90              $5.01
---------------------------------------------------------------------------------------------   ----------------------------------
Total Return(a)                                                                    2.21%(b)              4.44%             10.22%(b)
---------------------------------------------------------------------------------------------   ----------------------------------
Ratios/Supplemental Data:

     Net assets, end of period (000)                                             $8,564                $8,047             $4,315
     ----------------------------------------------------------------------------------------   ----------------------------------
     Ratios to Average Net Assets:

     Expenses, including waiver                                                    0.19%(b)              0.00%              0.00%(b)

     Expenses, excluding waiver                                                    0.44%(b)              0.91%              0.64%(b)

     Net investment income                                                         2.80%(b)              5.91%              4.58%(b)

     Portfolio turnover rate                                                      22.64%                43.08%            121.41%
     ----------------------------------------------------------------------------------------   ----------------------------------

     (a)  Total return does not consider the effects of sales loads.
     (b)  Not annualized.
     (c)  Commencement of operations.
          See Notes to Financial Statements.

Financial Highlights

CALIFORNIA SERIES


                                                                                                                      Class A Shares
                                            ----------------------------------------------------------------------------------------
                                            Six Months     One Month
                                            Ended 3/31,   Ended 9/30,                                             Year Ended 8/31,
Per Share Operating Performance:                   1997          1996          1996        1995      1994       1993         1992
--------------------------------------------------------------------------  --------------------------------------------------------
Net asset value, beginning of period             $10.43        $10.32        $10.41      $10.45     $11.79     $11.21      $10.78
--------------------------------------------------------------------------  --------------------------------------------------------
     Income (loss) from investment
        operations

     Net investment income                          .270          .046          .566        .588       .623       .656        .663

     Net realized and unrealized gain (loss)
        on investments                             (.108)         .112         (.089)      (.038)     (.989)      .872        .5615

     Total from investment operations               .162          .158          .477        .550      (.366)     1.528       1.2245
     ---------------------------------------------------------------------  --------------------------------------------------------
     Distributions

     Dividends from net investment income          (.282)        (.048)        (.567)      (.590)     (.624)     (.658)      (.672)

     Distributions from net realized gain            --            --            --          --       (.350)     (.290)      (.1225)
     ---------------------------------------------------------------------  --------------------------------------------------------
Net asset value, end of period                   $10.31        $10.43        $10.32      $10.41     $10.45     $11.79      $11.21
--------------------------------------------------------------------------  --------------------------------------------------------
Total Return(a)                                    1.54%(b)      1.53%(b)      4.65%       5.58%     (3.33)%    14.43%      11.79%
--------------------------------------------------------------------------  --------------------------------------------------------
     Ratios to Average Net Assets:

     Expenses, including waiver                    0.43%(b)      0.07%(b)      0.75%       0.76%      0.67%      0.68%       0.67%

     Expenses, excluding waiver                    0.43%(b)      0.07%(b)      0.86%       0.86%      0.87%      0.88%       0.87%

     Net investment income                         2.61%(b)      0.44%(b)      5.41%       5.84%      5.63%      5.68%       5.87%
     ---------------------------------------------------------------------  --------------------------------------------------------



                                                                                                                   Class C Shares
                                                                                 ---------------------------------------------------
                                                                                 Six Months       One Month
                                                                                 Ended 3/31,      Ended 9/30,         7/15/96(c)
Per Share Operating Performance:                                                       1997              1996         to 8/31/96
----------------------------------------------------------------------------------------------  ----------------  ------------------
Net asset value, beginning of period                                                $10.43             $10.32             $10.28
----------------------------------------------------------------------------------------------  ----------------  ------------------

     Income (loss) from investment
        operations

     Net investment income                                                             .245               .039               .068

     Net realized and unrealized gain (loss) on investments                           (.112)              .113               .041

     Total from investment operations                                                  .133               .152               .109
     -----------------------------------------------------------------------------------------  ----------------  ------------------
     Distributions

     Dividends from net investment income                                             (.243)             (.042)             (.069)
     -----------------------------------------------------------------------------------------  ----------------  ------------------
Net asset value, end of period                                                      $10.32             $10.43             $10.32
----------------------------------------------------------------------------------------------  ----------------  ------------------
Total Return(a)(b)                                                                    1.27%              1.47%              1.16%
----------------------------------------------------------------------------------------------  ----------------  ------------------
     Ratios to Average Net Assets(b):

     Expenses, including waiver                                                       0.79%              0.13%              0.17%

     Expenses, excluding waiver                                                       0.79%              0.13%              0.21%

     Net investment income                                                            2.25%              0.38%              0.65%
     -----------------------------------------------------------------------------------------  ----------------  ------------------

                                            Six Months     One Month
                                            Ended 3/31,   Ended 9/30,                                              Year Ended 8/31,
Per Share Operating Performance:                   1997          1996          1996        1995      1994        1993          1992
----------------------------------------------------------  -----------  -----------------------------------------------------------
    Net assets, end of period (000)            $273,594      $294,837      $291,611    $296,274  $329,474    $336,291      $224,505

    Portfolio turnover rate                       60.49%         2.74%       132.37%     100.20%    86.05%      81.34%       152.79%
------------------------------------------------------------------------------------------------------------------------------------


(a)  Total return does not consider the effects of sales loads.
(b)  Not annualized.
(c)  Commencement of offering Class shares.
See Notes to Financial Statements.

Notes to Financial Statements




1. Significant Accounting Policies

Lord Abbett Tax-Free Income Fund (the "Company") is an open-end management investment company. The Company consists of ten separate portfolios ("Series"). Each Series is non-diversified as defined under the Investment Company Act of 1940 except for the National Series. The financial statements have been prepared in conformity with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Company.

(a) Market value is determined as follows: Securities are valued at latest prices on the basis of valuations furnished by an independent pricing service or, in their absence, at fair value as determined under procedures approved by the Board of Directors.

(b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and net realized gains. Therefore, there is no provision for federal income tax.

(c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.
(d) The organization expenses of the Hawaii, Washington and Minnesota Series are being amortized evenly over a period of five years from their respective commencement dates of operations.

2. Management Fee and Other Transactions With Affiliates
The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Company's investment portfolios. The management fee is based on average daily net assets for each month at an annual rate of 0.50%. Lord Abbett may voluntarily reimburse any Series for certain of its other expenses. Any such other expenses reimbursed for the Minnesota Series are subject to repayment pursuant to a formula based on the expense ratio and size of the Series until five years from the commencement of its operations or the termination of the management agreement, whichever is earlier. As of March 31, 1997, other expenses reimbursed by Lord Abbett and not repaid by the Minnesota Series amounted to $43,480.

Each Series of the Company has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Series pay Distributor(1) an annual service fee of (a) 0.25% of the average daily net assets of Class A shares of the Connecticut, Missouri and California Series and (b) 0.15% of the average daily net asset value of shares sold prior to the effective date of the Class A Plan and 0.25% of the average daily net asset value of shares sold on or after that date for the National, New York, Texas, New Jersey, Hawaii, Washington and Minnesota Series and (2) a one-time distribution fee of up to 1% on certain qualifying purchases and a supplemental annual distribution fee of 0.10% of the average daily net assets of Class A shares serviced by certain qualifying institutions. The Class A Plan of the Washington and Minnesota Series will not go into effect until the quarter subsequent to the net assets of each Series reaching $100 million. Pursuant to the Class B Plan of the National Series, the Series pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class C Plan of the National, New York and California Series, the Series pay Distributor (1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding.

12b-1 distribution plan expenses for the multiple share class Series were as follows:

                                                    12b-1 Expenses
                                   --------------------------------------------
Series                               Class A           Class B           Class C
--------------------------------------------------------------------------------
National                            $730,711            $6,120          $202,840
--------------------------------------------------------------------------------
New York                             359,902                --            34,086
--------------------------------------------------------------------------------
California                           358,058                --            77,068
--------------------------------------------------------------------------------

Lord Abbett received the following commissions on sales of capital stock of the Company after concessions were paid to authorized distributors:

                                                 Lord Abbett       Distributors'
Series                                           Commissions         Concessions
--------------------------------------------------------------------------------
National-Class A                                     $37,101            $253,758
--------------------------------------------------------------------------------
New York-Class A                                      19,764             132,436
--------------------------------------------------------------------------------

Texas                                                  9,094              55,917
--------------------------------------------------------------------------------

New Jersey                                            29,589             199,879
--------------------------------------------------------------------------------

Connecticut                                           17,319             113,259
--------------------------------------------------------------------------------

Missouri                                              19,672             129,568
--------------------------------------------------------------------------------

Hawaii                                                 8,857              60,145
--------------------------------------------------------------------------------

Washington                                             5,141              35,442
--------------------------------------------------------------------------------

Minnesota                                              6,310              38,579
--------------------------------------------------------------------------------

California-Class A                                    15,764             111,018
--------------------------------------------------------------------------------

Certain of the Company's officers and directors have an interest in Lord Abbett.

3. Capital Share Transactions Transactions in shares of capital stock for the single class Series were as follows:

                                                                                                           Six Months Ended 3/31/97
                                         -------------------------------------------------------------------------------------------
                                            Texas   New Jersey  Connecticut      Missouri       Hawaii    Washington     Minnesota
                                           Series       Series       Series        Series       Series        Series        Series
------------------------------------------------------------------------------------------------------------------------------------
Sales of shares                           177,359     1,739,375      396,939    2,188,098       509,278       222,299      235,933
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of net investment income     174,770       526,644      172,448      386,182       203,732       232,269       30,830
------------------------------------------------------------------------------------------------------------------------------------
Total                                     352,129     2,266,019      569,387    2,574,280       713,010       454,568      266,763
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                        (586,456)   (3,025,347)    (956,104)  (1,882,308)   (2,194,905)     (933,180)    (132,941)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in shares            (234,327)     (759,328)    (386,717)     691,972    (1,481,895)     (478,612)     133,822
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                  Year Ended 9/30/96
                                       ---------------------------------------------------------------------------------------------
                                            Texas    New Jersey   Connecticut      Missouri        Hawaii    Washington   Minnesota
                                           Series        Series        Series        Series        Series        Series      Series
------------------------------------------------------------------------------------------------------------------------------------
Sales of shares                           475,866     3,974,605     1,905,589     2,206,553     2,128,597       860,560     861,206
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of net investment income
and realized gain from investment
transactions                              265,530     1,098,145       339,929       808,814       431,565       488,901      57,627
------------------------------------------------------------------------------------------------------------------------------------
Total                                     741,396     5,072,750     2,245,518     3,015,367     2,560,162     1,349,461     918,833
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                      (1,377,623)   (6,324,324)   (1,321,872)   (2,584,262)   (2,750,815)   (2,109,723)   (137,934)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in shares            (636,227)   (1,251,574)      923,646       431,105      (190,653)     (760,262)    780,899
------------------------------------------------------------------------------------------------------------------------------------

Transactions in multiple class share Series (both shares and dollars) were as follows:

                                                                                                            Six Months Ended 3/31/97
                                           -----------------------------------------------------------------------------------------
                                                 National Series                 New YorkSeries                  California Series
Class A                                       Shares          Amount          Shares          Amount         Shares           Amount
---------------------------------------------------------------------  -------------------------------------------------------------
Sales of shares                            1,498,339    $ 16,740,597         583,154    $  6,319,916        645,298    $  6,765,271
---------------------------------------------------------------------  -------------------------------------------------------------
Shares issued to shareholders in
reinvestment of net investment income        788,720       8,815,136         446,527       4,847,988        301,460       3,164,379
---------------------------------------------------------------------  -------------------------------------------------------------
Total                                      2,287,059      25,555,733       1,029,681      11,167,904        946,758       9,929,650
---------------------------------------------------------------------  -------------------------------------------------------------
Shares reacquired                         (3,875,524)    (43,264,184)     (2,340,872)    (25,391,132)    (2,561,075)    (26,859,599)
---------------------------------------------------------------------  -------------------------------------------------------------
Decrease in shares                        (1,588,465)   $(17,708,451)     (1,311,191)   $(14,223,228)    (1,614,317)   $(16,929,949)
---------------------------------------------------------------------  -------------------------------------------------------------

                                                               Year Ended 9/30/96   One Month Ended 9/30/96     Year Ended 8/31/96
                               ---------------------------------------------------  ----------------------- ------------------------
                                      National Series           New YorkSeries         California Series         California Series
Class A                            Shares        Amount      Shares        Amount     Shares       Amount      Shares         Amount
-----------------------------------------------------------------------------------  ---------------------  ------------------------
Sales of shares                 3,460,521   $38,540,261   1,905,900   $20,626,851    267,904   $2,778,820   1,920,287   $20,210,489
-------------------------------------------------------- --------------------------  ---------------------  ------------------------
Shares issued to
shareholders in
reinvestment of net
investment income               1,705,482    18,872,688     953,105    10,302,679     52,730      543,646     654,374     6,851,665
-------------------------------------------------------- --------------------------  ---------------------  ------------------------

Total                           5,166,003    57,412,949   2,859,005    30,929,530    320,634    3,322,466   2,574,661    27,062,154
-------------------------------------------------------- --------------------------  ---------------------  ------------------------

Shares reacquired              (7,648,786)  (84,781,412) (4,489,130)  (48,590,185)  (301,434)  (3,124,462) (4,377,777)  (45,915,889)
-------------------------------------------------------- --------------------------  ---------------------  ------------------------
Increase (decrease) in shares  (2,482,783) $(27,368,463) (1,630,125) $(17,660,655)    19,200   $  198,004  (1,803,116) $(18,853,735)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                              8/1/96
                                                                                                           (Commencement of Offering
                                                                                                                     Class B Shares)
                                                                         Six Months Ended 3/31/97                         to 9/30/96
                                                                    ---------------------------------    ---------------------------
                                                                            National Series                    National Series
Class B                                                                Shares            Amount            Shares             Amount
----------------------------------------------------------------------------------------------------     ---------------------------
Sales of shares                                                       100,706        $1,122,982            59,802          $661,582
----------------------------------------------------------------------------------------------------     ---------------------------
Shares issued to shareholders in reinvestment
of net investment income                                                  977            10,916                72               786
----------------------------------------------------------------------------------------------------     ---------------------------
Total                                                                 101,683         1,133,898            59,874           662,368
----------------------------------------------------------------------------------------------------     ---------------------------
Shares reacquired                                                      (2,912)          (32,276)           (5,647)          (61,732)
----------------------------------------------------------------------------------------------------     ---------------------------

Increase in shares                                                     98,771        $1,101,622            54,227          $600,636
----------------------------------------------------------------------------------------------------     ---------------------------

Notes to Financial Statements

                                                                                                            Six Months Ended 3/31/97
                                                    --------------------------------------------------------------------------------
                                                          NationalSeries             New York Series             California Series
Class C                                                Shares        Amount        Shares       Amount         Shares         Amount
------------------------------------------------------------------------------------------------------------------------------------

Sales of shares                                       171,852    $1,919,648        38,847      $420,698        99,313    $1,037,864
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of net investment  income                 54,291       606,793         8,272        89,796        18,635       195,604
------------------------------------------------------------------------------------------------------------------------------------
Total                                                 226,143     2,526,441        47,119       510,494       117,948     1,233,468
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                    (442,119)   (4,934,467)     (120,066)   (1,299,924)     (221,189)   (2,316,987)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in shares                                   (215,976)  $(2,408,026)      (72,947)    $(789,430)     (103,241)  $(1,083,519)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    7/15/96
                                                                   (Commencement of Offering
                                                                              Class C Shares)           One Month Ended
                                                                                  to 9/30/96                    9/30/96
                                    ----------------------------------------------------------  --------------------------
                                           National Series               New YorkSeries               California Series
Class C                                 Shares         Amount         Shares          Amount        Shares        Amount
----------------------------------------------------------------------------------------------  --------------------------
Sales of shares                         69,802       $770,616         15,695       $184,291          3,458        $36,001
----------------------------------------------------------------------------------------------  --------------------------
Shares issued to shareholders in
reinvestment of net investment
income                                  17,293        191,259          2,504         26,979          3,091         31,867
----------------------------------------------------------------------------------------------  --------------------------
Shares issued to shareholders in
exchange for assets acquired in
tax-free acquisition                 4,072,638     44,391,757        707,908      7,525,059             --             --
----------------------------------------------------------------------------------------------  --------------------------
Total                                4,159,733     45,353,632        726,107      7,736,329          6,549         67,868
----------------------------------------------------------------------------------------------  --------------------------
Shares reacquired                     (219,636)    (2,418,857)       (38,624)      (414,576)       (12,944)      (134,024)
----------------------------------------------------------------------------------------------  --------------------------
Increase (decrease) in shares        3,940,097    $42,934,775        687,483     $7,321,753         (6,395)      $(66,156)
--------------------------------------------------------------------------------------------------------------------------

                                                        7/15/96
                                      (Commencement of Offering
                                     Class C Shares) to 8/31/96
                                    ---------------------------
                                           California Series
Class C                                  Shares          Amount
---------------------------------------------------------------
Sales of shares                           39,504       $409,510
---------------------------------------------------------------
Shares issued to shareholders in
reinvestment of net investment
income                                     2,635         27,773
---------------------------------------------------------------
Shares issued to shareholders in
exchange for assets acquired in
tax-free acquisition                   1,591,611     16,355,395
---------------------------------------------------------------
Total                                  1,633,750     16,792,678
---------------------------------------------------------------
Shares reacquired                        (35,879)      (373,835)
---------------------------------------------------------------
Increase (decrease) in shares          1,597,871    $16,418,843
---------------------------------------------------------------

4. Distributions

Dividends from net investment income are declared daily and paid monthly. Taxable net realized gains from securities transactions, if any, reduced by capital loss carryforwards will be distributed to shareholders annually. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles. The accumulated net realized gain (loss) for financial reporting purposes, which is substantially the same as for federal income tax purposes, aggregated $(11,098,352) for the National Series, $(13,951,824) for the New York Series, $616,520 for the Texas Series, $(981,877) for the New Jersey Series, $(2,015,392) for the Connecticut Series, $(4,478,075) for the Missouri Series, $(2,235,215) for the Hawaii Series, $(3,338,179) for the Washington Series, $(26,882) for the Minnesota Series, and $(22,520,074) for the California Series. The capital loss carryforwards expire in 2003, 2004 and 2005.

Dividends declared by class for the multiple class share Series were as follows:

                                                     Dividends
                                 -----------------------------------------------
Series                               Class A           Class B           Class C
--------------------------------------------------------------------------------
National                         $16,937,297           $34,967          $965,849
--------------------------------------------------------------------------------
New York                           8,398,600                --           156,074
--------------------------------------------------------------------------------
California                         7,314,746                --           380,373
--------------------------------------------------------------------------------

5. Paid In Capital

At March 31, 1997, paid in capital for each Series was as follows:

--------------------------------------------------------------------------------
National          $659,205,239                         Missouri    $ 138,165,152
--------------------------------------------------------------------------------
New York           312,025,261                         Hawaii         79,335,590
--------------------------------------------------------------------------------
Texas               89,490,379                         Washington     70,093,727
--------------------------------------------------------------------------------
New Jersey         179,635,853                         Minnesota       8,695,476
--------------------------------------------------------------------------------
Connecticut        119,309,765                         California    292,288,383
--------------------------------------------------------------------------------

6. Purchases and Sales of Securities

Purchases and sales of investment securities (other than short-term investments) were as follows:



Series                                         Purchases                   Sales
--------------------------------------------------------------------------------
National                                    $771,919,581            $799,156,046
--------------------------------------------------------------------------------
New York                                     154,961,230             168,575,788
--------------------------------------------------------------------------------
Texas                                         60,026,953              70,815,704
--------------------------------------------------------------------------------
New Jersey                                   159,178,802             170,406,429
--------------------------------------------------------------------------------
Connecticut                                   19,256,186              22,687,794
--------------------------------------------------------------------------------
Missouri                                      24,320,658              18,748,660
--------------------------------------------------------------------------------
Hawaii                                        16,352,447              20,627,373
--------------------------------------------------------------------------------
Washington                                    56,042,490              54,220,529
--------------------------------------------------------------------------------
Minnesota                                      2,368,453               1,878,449
--------------------------------------------------------------------------------
California                                   172,024,353             188,530,758
--------------------------------------------------------------------------------

Security gains and losses are computed on the identified cost basis. As of March 31, 1997, net unrealized appreciation (depreciation), unrealized appreciation, and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:



                             Net Unrealized
                               Appreciation         Unrealized        Unrealized
Series                        (Depreciation)      Appreciation      Depreciation
--------------------------------------------------------------------------------
National                         $2,472,487         $9,550,871        $7,078,384
--------------------------------------------------------------------------------
New York                          4,346,607          7,474,078         3,127,471
--------------------------------------------------------------------------------
Texas                               730,462          1,966,508         1,236,046
--------------------------------------------------------------------------------
New Jersey                        2,701,552          3,431,821           730,269
--------------------------------------------------------------------------------
Connecticut                         802,317          1,840,567         1,038,250
--------------------------------------------------------------------------------
Missouri                          3,210,926          3,986,047           775,121
--------------------------------------------------------------------------------
Hawaii                              340,292            938,017           597,725
--------------------------------------------------------------------------------
Washington                        2,158,904          2,629,904           471,000
--------------------------------------------------------------------------------
Minnesota                          (119,782)            55,616           175,398
--------------------------------------------------------------------------------
California                        5,054,096          8,038,574         2,984,478
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is the same as that used for financial reporting purposes.

7. Directors' Remuneration

The Directors of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. A portion of the Directors' fees accrued during the period has been deemed invested in shares of the Company under a deferred compensation plan contemplating future payment of the value of those shares. As of March 31, 1997, the aggregate amount in Directors' accounts maintained under the plan was $469,292.

8. California Series

On July 12, 1996, Lord Abbett California Tax-Free Income Fund became a Series of the Company. The California Series changed its fiscal year end from August 31 to September 30 to conform to the fiscal year end of the other Series in the Company. Accordingly, the financial statements of the California Series cover a one-month period from September 1, 1996 to September 30, 1996.

9. Acquisition

On July 12, 1996, the National, New York and California Series of the Company acquired the net assets of the respective Series of Lord Abbett Securities Trust (the "Trust") pursuant to a plan of reorganization approved by the Trust's shareholders on June 19, 1996. The acquisition was accomplished by a tax-free exchange of newly issued Class C shares of each Series for shares of the respective Series of the Trust. The number of Class C shares of each Series of the Company issued, the number of shares of each Series of the Trust exchanged, and the aggregate net assets of each Series of the Company and Trust (including net unrealized appreciation (depreciation) and accumulated net realized losses for the Trust) immediately before the acquisition were as follows:

                            Class C Shares       Trust Shares         Net Assets
                                    Issued          Exchanged         Of Company
--------------------------------------------------------------------------------
National                         4,072,638          9,484,046       $625,342,602
--------------------------------------------------------------------------------
New York                           707,908          1,662,757       $312,547,408
--------------------------------------------------------------------------------
California                       1,591,611          3,703,634       $276,270,190
--------------------------------------------------------------------------------

                                                  Unrealized
                                Net Assets      Appreciation     Accumulated Net
                                  Of Trust     (Depreciation)    Realized Losses
--------------------------------------------------------------------------------
National                       $44,391,757       $    61,000        $(2,390,370)
--------------------------------------------------------------------------------
New York                       $ 7,525,059       $    (4,439)       $  (825,448)
--------------------------------------------------------------------------------
California                     $16,355,395       $   162,427        $(2,264,239)
--------------------------------------------------------------------------------

Our Management

     Board of Directors

     Robert S. Dow
     E. Wayne Nordberg
     E. Thayer Bigelow*
     Stewart S. Dixon*
     John C. Jansing*
     C. Alan MacDonald*
     Hansel B. Millican, Jr.*
     Thomas J. Neff*

    *Outside Director

    +Audit Committee

     Officers

     Robert S. Dow, Chairman and President
     Zane E. Brown, Executive Vice
     President and Portfolio Manager
     Kenneth B. Cutler, Vice President
     and Secretary
     Stephen I. Allen, Vice President
     Daniel E. Carper, Vice President
     Daria L. Foster, Vice President
     Robert G. Morris, Vice President
     Robert J. Noelke, Vice President
     E. Wayne Nordberg, Vice President
     John J. Walsh, Vice President
     Paul A. Hilstad, Vice President
     and Assistant Secretary
     Thomas F. Konop, Vice President
     and Assistant Secretary
     Keith F. O'Connor, Vice President
     and Treasurer
     A. Edward Oberhaus III, Vice President
     Victor W. Pizzolato, Vice President
     Donna McManus, Assistant Treasurer
     Joseph Van Dyke, Assistant Treasurer
     Lydia Guzman, Assistant Secretary
     Robert M. Hickey, Assistant Secretary

     Investment Manager and
     Underwriter

     Lord, Abbett & Co. and
     Lord Abbett Distributor LLC
     The General Motors Building
     767 Fifth Avenue
     New York, NY 10153-0203
     212-848-1800

     Custodian

     The Bank of New York
     New York, NY

     Transfer Agent

     United Missouri Bank of
     Kansas City, N.A.

     Shareholder Servicing Agent
     DST Systems, Inc.
     P.O. Box 419100
     Kansas City, MO 64141
     800-821-5129

     Auditors

     Deloitte & Touche LLP
     New York, NY

     Counsel
     Debevoise & Plimpton
     New York, NY


Copyright(C) 1997 by Lord Abbett Tax-Free Income Fund, Inc., 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Tax-Free Income Fund, Inc., is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning the Fund's investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

40